Schedule of Investments (unaudited) January 31, 2024	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds

Aerospace & Defense — 1.5%
Boeing Co.
4.88%, 05/01/25	$1,659	$1,649,486
2.75%, 02/01/26	829	791,366
2.20%, 02/04/26	3,441	3,240,842
3.10%, 05/01/26	829	793,864
2.25%, 06/15/26	250	233,891
2.70%, 02/01/27	550	514,899
2.80%, 03/01/27	129	120,921
5.04%, 05/01/27	1,159	1,160,585
3.25%, 02/01/28	1,088	1,020,815
3.20%, 03/01/29	625	574,485
2.95%, 02/01/30	470	419,056
5.15%, 05/01/30	2,815	2,821,220
3.63%, 02/01/31	875	799,685
6.13%, 02/15/33(a)	200	211,687
General Dynamics Corp.
3.25%, 04/01/25	413	405,181
3.50%, 05/15/25	829	815,720
1.15%, 06/01/26	362	335,661
2.13%, 08/15/26	413	390,386
3.50%, 04/01/27	500	486,543
2.63%, 11/15/27	350	326,637
3.75%, 05/15/28	413	403,503
3.63%, 04/01/30	450	428,347
2.25%, 06/01/31	279	239,514
HEICO Corp.
5.25%, 08/01/28(a)	276	281,050
5.35%, 08/01/33	230	233,743
Howmet Aerospace, Inc.
5.90%, 02/01/27	287	291,198
3.00%, 01/15/29	322	291,461
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27	350	331,544
2.04%, 08/16/28	329	290,171
4.20%, 05/01/30(a)	450	430,014
L3Harris Technologies, Inc.
3.83%, 04/27/25	413	406,211
3.85%, 12/15/26	398	389,379
5.40%, 01/15/27(a)	930	948,459
4.40%, 06/15/28	1,163	1,147,949
2.90%, 12/15/29	579	523,617
1.80%, 01/15/31	762	625,775
5.40%, 07/31/33	1,116	1,149,519
Lockheed Martin Corp.
4.95%, 10/15/25	318	319,610
3.55%, 01/15/26	931	914,485
5.10%, 11/15/27(a)	420	431,078
4.45%, 05/15/28(a)	100	100,152
4.50%, 02/15/29	240	240,343
3.90%, 06/15/32(a)	272	260,000
5.25%, 01/15/33	800	837,868
Northrop Grumman Corp.
3.20%, 02/01/27	400	385,855
3.25%, 01/15/28(a)	1,259	1,200,189
4.60%, 02/01/29	325	325,605
4.40%, 05/01/30	829	818,912
4.70%, 03/15/33(a)	500	497,570
4.90%, 06/01/34	325	326,941
Precision Castparts Corp., 3.25%, 06/15/25	350	343,463

Security	Par (000)	Value

Aerospace & Defense (continued)
RTX Corp.
3.95%, 08/16/25	$829	$818,493
5.00%, 02/27/26	215	216,045
2.65%, 11/01/26	500	474,482
5.75%, 11/08/26	500	512,907
3.50%, 03/15/27(a)	829	799,507
3.13%, 05/04/27	409	389,685
4.13%, 11/16/28	1,989	1,938,757
5.75%, 01/15/29	410	427,997
2.25%, 07/01/30(a)	419	362,471
6.00%, 03/15/31	1,000	1,064,156
1.90%, 09/01/31	829	675,267
2.38%, 03/15/32	405	336,958
5.15%, 02/27/33	820	830,973
6.10%, 03/15/34	635	689,187
Textron, Inc.
3.00%, 06/01/30	829	743,507
2.45%, 03/15/31	177	150,676
6.10%, 11/15/33	110	117,282

		43,074,805

Air Freight & Logistics — 0.2%
FedEx Corp.
3.25%, 04/01/26	450	436,286
3.40%, 02/15/28	250	238,849
3.10%, 08/05/29	829	766,866
4.25%, 05/15/30	309	301,416
2.40%, 05/15/31(a)	516	439,498
4.90%, 01/15/34	268	268,179
GXO Logistics, Inc.
1.65%, 07/15/26	129	117,340
2.65%, 07/15/31	413	341,269
United Parcel Service, Inc.
3.90%, 04/01/25	829	820,712
2.40%, 11/15/26	659	626,320
3.05%, 11/15/27	413	394,317
3.40%, 03/15/29	350	336,578
4.45%, 04/01/30	350	350,901
4.88%, 03/03/33	400	407,289

		5,845,820

Automobile Components — 0.1%
Aptiv PLC/Aptiv Corp.
2.40%, 02/18/25	300	291,174
3.25%, 03/01/32(a)	488	430,359
BorgWarner, Inc., 2.65%, 07/01/27	749	698,862
Lear Corp.
3.80%, 09/15/27	350	337,937
4.25%, 05/15/29	129	124,562
2.60%, 01/15/32(a)	329	267,656
Magna International, Inc.
4.15%, 10/01/25	400	394,754
5.98%, 03/21/26(a)	200	200,241
2.45%, 06/15/30	455	398,367
5.50%, 03/21/33(a)	400	421,985

		3,565,897

Automobiles — 2.2%
American Honda Finance Corp.
5.00%, 05/23/25	250	250,672
1.20%, 07/08/25	450	427,134
1.00%, 09/10/25	450	424,422
5.80%, 10/03/25	552	561,137
4.95%, 01/09/26	350	351,644

1

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Automobiles (continued)
American Honda Finance Corp. (continued)
4.75%, 01/12/26	$60	$60,131
5.25%, 07/07/26(a)	550	559,776
1.30%, 09/09/26	329	303,061
2.30%, 09/09/26(a)	252	238,522
2.35%, 01/08/27	413	390,278
4.70%, 01/12/28	100	101,046
3.50%, 02/15/28	252	243,026
2.00%, 03/24/28	447	405,807
5.13%, 07/07/28	400	409,003
5.65%, 11/15/28(a)	750	783,855
2.25%, 01/12/29(a)	413	371,569
4.60%, 04/17/30	320	319,811
5.85%, 10/04/30	250	266,775
1.80%, 01/13/31(a)	300	251,262
4.90%, 01/10/34	215	214,896
Series A, 4.60%, 04/17/25	340	339,027
AutoNation, Inc.
1.95%, 08/01/28(a)	136	117,967
4.75%, 06/01/30	179	172,123
2.40%, 08/01/31	362	289,609
3.85%, 03/01/32	400	353,525
AutoZone, Inc.
3.25%, 04/15/25	107	104,700
3.13%, 04/21/26(a)	274	264,411
5.05%, 07/15/26	460	462,131
3.75%, 06/01/27	400	388,315
4.50%, 02/01/28	340	336,887
6.25%, 11/01/28	200	212,371
3.75%, 04/18/29	179	170,852
4.00%, 04/15/30	300	286,888
1.65%, 01/15/31(a)	300	242,082
4.75%, 08/01/32	300	294,809
4.75%, 02/01/33(a)	350	342,598
5.20%, 08/01/33	160	161,626
6.55%, 11/01/33(a)	200	220,616
Ford Motor Co.(a)
4.35%, 12/08/26	794	775,725
7.45%, 07/16/31	600	651,691
3.25%, 02/12/32	1,300	1,076,169
6.10%, 08/19/32	1,100	1,102,275
General Motors Co.
4.00%, 04/01/25(a)	209	206,458
6.13%, 10/01/25	1,106	1,122,023
4.20%, 10/01/27	829	810,578
6.80%, 10/01/27	496	525,287
5.00%, 10/01/28	440	442,380
5.40%, 10/15/29(a)	665	675,457
5.60%, 10/15/32(a)	650	659,241
General Motors Financial Co., Inc.
2.90%, 02/26/25	546	532,311
3.80%, 04/07/25	700	688,281
4.35%, 04/09/25	600	593,916
2.75%, 06/20/25	811	784,914
4.30%, 07/13/25	829	817,555
6.05%, 10/10/25	500	507,280
1.25%, 01/08/26	900	837,477
5.25%, 03/01/26(a)	476	477,571
5.40%, 04/06/26	860	865,475
1.50%, 06/10/26	829	763,828
4.00%, 10/06/26	440	429,180
4.35%, 01/17/27	735	723,851
2.35%, 02/26/27	829	767,301

Security	Par (000)	Value

Automobiles (continued)
General Motors Financial Co., Inc. (continued)
5.00%, 04/09/27	$800	$799,089
2.70%, 08/20/27(a)	829	767,692
6.00%, 01/09/28	588	607,106
2.40%, 04/10/28	416	374,339
5.80%, 06/23/28	765	785,256
2.40%, 10/15/28	802	713,352
5.80%, 01/07/29(a)	1,032	1,059,452
5.65%, 01/17/29(a)	163	166,455
4.30%, 04/06/29	650	624,509
5.85%, 04/06/30	765	785,563
3.60%, 06/21/30	457	413,866
2.35%, 01/08/31	550	456,077
2.70%, 06/10/31(a)	588	491,429
3.10%, 01/12/32	734	623,731
6.40%, 01/09/33(a)	450	476,546
6.10%, 01/07/34	868	894,902
Genuine Parts Co.
1.75%, 02/01/25	250	241,575
6.50%, 11/01/28	200	212,855
1.88%, 11/01/30	200	163,614
2.75%, 02/01/32(a)	250	209,885
6.88%, 11/01/33	200	224,095
Honda Motor Co. Ltd.
2.27%, 03/10/25	600	583,109
2.53%, 03/10/27	450	424,229
2.97%, 03/10/32(a)	637	573,083
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	996	1,236,690
O’Reilly Automotive, Inc.
3.55%, 03/15/26	274	266,650
5.75%, 11/20/26	675	691,695
3.60%, 09/01/27	300	288,914
4.35%, 06/01/28(a)	179	177,361
3.90%, 06/01/29	179	172,606
4.20%, 04/01/30	250	241,909
1.75%, 03/15/31	362	293,830
4.70%, 06/15/32	400	394,163
PACCAR Financial Corp.
3.55%, 08/11/25	200	196,979
4.95%, 10/03/25	235	236,237
4.45%, 03/30/26	395	394,476
1.10%, 05/11/26	530	490,823
5.05%, 08/10/26	50	50,698
5.20%, 11/09/26	100	101,867
2.00%, 02/04/27	225	209,557
4.60%, 01/10/28	200	201,783
4.60%, 01/31/29	225	226,637
Toyota Motor Corp.
1.34%, 03/25/26	413	385,446
5.28%, 07/13/26	160	162,733
5.12%, 07/13/28(a)	200	207,149
3.67%, 07/20/28(a)	278	273,817
2.76%, 07/02/29	120	112,526
2.36%, 03/25/31	413	365,101
5.12%, 07/13/33(a)	175	187,624
Toyota Motor Credit Corp.
1.80%, 02/13/25	600	581,347
3.00%, 04/01/25	500	489,963
3.95%, 06/30/25	565	558,969
3.65%, 08/18/25	450	443,158
5.60%, 09/11/25	150	152,410
0.80%, 10/16/25	900	843,828

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Automobiles (continued)
Toyota Motor Credit Corp. (continued)
5.40%, 11/10/25	$400	$405,370
4.80%, 01/05/26(a)	225	225,967
0.80%, 01/09/26(a)	450	418,529
4.45%, 05/18/26	880	878,376
1.13%, 06/18/26	390	361,010
5.00%, 08/14/26	400	404,124
5.40%, 11/20/26	300	306,573
3.20%, 01/11/27(a)	500	483,042
1.90%, 01/13/27	829	770,641
3.05%, 03/22/27	829	795,139
1.15%, 08/13/27	350	313,731
4.55%, 09/20/27	500	502,410
5.45%, 11/10/27	450	466,073
3.05%, 01/11/28	278	264,995
4.63%, 01/12/28(a)	600	604,860
1.90%, 04/06/28	311	282,177
5.25%, 09/11/28	950	977,924
4.65%, 01/05/29	225	225,932
3.65%, 01/08/29	179	172,019
4.45%, 06/29/29(a)	200	200,113
2.15%, 02/13/30	413	362,418
3.38%, 04/01/30	829	775,582
4.55%, 05/17/30(a)	380	380,134
5.55%, 11/20/30	614	644,804
1.65%, 01/10/31	306	253,134
1.90%, 09/12/31	579	480,140
4.70%, 01/12/33	278	281,044
4.80%, 01/05/34	479	478,549

		64,554,153

Banks — 28.6%
African Development Bank
4.63%, 01/04/27	2,100	2,128,337
4.38%, 03/14/28	2,000	2,023,511
Asian Development Bank
3.75%, 04/25/28	1,500	1,482,980
4.50%, 08/25/28(a)	2,000	2,040,618
4.00%, 01/12/33	1,700	1,684,895
3.88%, 06/14/33(a)	1,000	980,725
4.13%, 01/12/34	1,300	1,306,160
Asian Infrastructure Investment Bank
3.38%, 06/29/25	1,500	1,470,495
4.88%, 09/14/26	1,200	1,218,864
4.13%, 01/18/29	2,000	1,968,800
Australia & New Zealand Banking Group Ltd./New York
5.38%, 07/03/25	435	438,524
5.67%, 10/03/25	500	507,792
3.70%, 11/16/25	450	442,842
5.09%, 12/08/25	750	755,205
4.75%, 01/18/27	500	502,221
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	600	561,683
(1-year CMT + 2.30%), 5.86%, 09/14/26(b)	400	402,385
(1-year CMT + 2.70%), 6.14%, 09/14/28(b)	400	409,330
(1-year CMT + 3.30%), 7.88%, 11/15/34(b)	400	433,667
Banco Santander SA
3.50%, 03/24/25(a)	1,200	1,175,379
2.75%, 05/28/25	600	579,679
5.15%, 08/18/25	1,000	995,498
5.18%, 11/19/25	800	795,048

Security	Par (000)	Value

Banks (continued)
Banco Santander SA (continued)
1.85%, 03/25/26	$1,600	$1,492,179
4.25%, 04/11/27	1,000	970,741
5.29%, 08/18/27	1,000	1,001,995
3.80%, 02/23/28	400	379,892
4.38%, 04/12/28	800	774,954
5.59%, 08/08/28	800	814,210
6.61%, 11/07/28(a)	1,000	1,062,171
3.31%, 06/27/29	600	549,774
3.49%, 05/28/30	600	543,250
2.75%, 12/03/30	800	660,434
2.96%, 03/25/31	400	345,544
6.92%, 08/08/33	1,200	1,267,505
6.94%, 11/07/33	800	886,674
(1-year CMT + 0.90%), 1.72%, 09/14/27(b)	800	725,569
(1-year CMT + 1.60%), 3.23%, 11/22/32(b)	600	501,711
(1-year CMT + 1.65%), 6.53%, 11/07/27(b)	400	413,615
(1-year CMT + 2.00%), 4.18%, 03/24/28(b)	800	770,500
Bank of America Corp.
3.88%, 08/01/25	716	706,833
4.45%, 03/03/26	1,111	1,100,933
3.50%, 04/19/26	1,484	1,447,128
4.25%, 10/22/26(a)	1,069	1,054,712
3.25%, 10/21/27	1,139	1,088,957
(1-day SOFR + 0.96%), 1.73%, 07/22/27(b)	3,468	3,196,564
(1-day SOFR + 1.01%), 1.20%, 10/24/26(b)	911	849,677
(1-day SOFR + 1.05%), 2.55%, 02/04/28(b)	908	845,557
(1-day SOFR + 1.06%), 2.09%, 06/14/29(a)(b)	1,659	1,470,383
(1-day SOFR + 1.15%), 1.32%, 06/19/26(b)	1,409	1,333,262
(1-day SOFR + 1.21%), 2.57%, 10/20/32(b)	1,828	1,523,947
(1-day SOFR + 1.22%), 2.30%, 07/21/32(b)	2,550	2,093,512
(1-day SOFR + 1.29%), 5.08%, 01/20/27(b)	1,600	1,600,256
(1-day SOFR + 1.32%), 2.69%, 04/22/32(b)	2,867	2,433,854
(1-day SOFR + 1.33%), 3.38%, 04/02/26(b)	1,912	1,868,945
(1-day SOFR + 1.33%), 2.97%, 02/04/33(b)	2,218	1,892,188
(1-day SOFR + 1.34%), 5.93%, 09/15/27(b)	956	976,529
(1-day SOFR + 1.37%), 1.92%, 10/24/31(b)	1,409	1,153,015
(1-day SOFR + 1.53%), 1.90%, 07/23/31(b)	1,409	1,159,961
(1-day SOFR + 1.57%), 5.82%, 09/15/29(b)	850	878,826
(1-day SOFR + 1.58%), 4.38%, 04/27/28(b)	1,000	980,439
(1-day SOFR + 1.63%), 5.20%, 04/25/29(b)	2,240	2,258,323
(1-day SOFR + 1.65%), 5.47%, 01/23/35(a)(b)	2,829	2,880,911
(1-day SOFR + 1.75%), 4.83%, 07/22/26(b)	1,240	1,233,444
(1-day SOFR + 1.83%), 4.57%, 04/27/33(b)	2,607	2,494,544
(1-day SOFR + 1.84%), 5.87%, 09/15/34(b)	2,300	2,408,439
(1-day SOFR + 1.91%), 5.29%, 04/25/34(b)	2,680	2,696,466
(1-day SOFR + 1.99%), 6.20%, 11/10/28(b)	1,275	1,333,012
(1-day SOFR + 2.04%), 4.95%, 07/22/28(b)	2,055	2,058,975
(1-day SOFR + 2.15%), 2.59%, 04/29/31(b)	2,000	1,731,908
(1-day SOFR + 2.16%), 5.02%, 07/22/33(b)	2,430	2,408,522
(3-mo. CME Term SOFR + 0.90%), 2.02%, 02/13/26(a)(b)	1,160	1,118,719
(3-mo. CME Term SOFR + 1.25%), 2.50%, 02/13/31(b)	1,953	1,688,487
(3-mo. CME Term SOFR + 1.30%), 3.42%, 12/20/28(b)	4,051	3,826,772
(3-mo. CME Term SOFR + 1.32%), 3.56%, 04/23/27(b)	1,879	1,815,821
(3-mo. CME Term SOFR + 1.33%), 3.97%, 03/05/29(b)	2,643	2,541,383

3

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Bank of America Corp. (continued)
(3-mo. CME Term SOFR + 1.44%), 3.19%, 07/23/30(b)	$1,214	$1,107,599
(3-mo. CME Term SOFR + 1.45%), 2.88%, 10/22/30(b)	829	739,284
(3-mo. CME Term SOFR + 1.47%), 3.97%, 02/07/30(b)	1,249	1,191,712
(3-mo. CME Term SOFR + 1.57%), 4.27%, 07/23/29(b)	1,201	1,163,731
(3-mo. CME Term SOFR + 1.63%), 3.59%, 07/21/28(b)	1,613	1,538,939
(3-mo. CME Term SOFR + 1.77%), 3.71%, 04/24/28(b)	829	796,810
(3-mo. CME Term SOFR + 1.84%), 3.82%, 01/20/28(b)	1,659	1,608,561
(5-year CMT + 1.20%), 2.48%, 09/21/36(b)	829	665,307
(5-year CMT + 2.00%), 3.85%, 03/08/37(b)	1,400	1,243,610
Series L, 3.95%, 04/21/25(a)	1,037	1,020,343
Series L, 4.18%, 11/25/27	829	809,073
Series N, (1-day SOFR + 0.91%), 1.66%, 03/11/27(a)(b)	1,409	1,311,311
Series N, (1-day SOFR + 1.22%), 2.65%, 03/11/32(b)	1,409	1,195,395
Bank of America N.A.
5.65%, 08/18/25	750	759,074
5.53%, 08/18/26	750	764,808
Bank of Montreal
1.85%, 05/01/25	1,000	962,602
3.70%, 06/07/25	700	687,644
5.92%, 09/25/25	704	716,081
5.30%, 06/05/26	800	808,243
1.25%, 09/15/26	761	695,712
5.27%, 12/11/26	674	682,728
2.65%, 03/08/27	637	600,499
5.20%, 02/01/28	900	914,471
5.72%, 09/25/28	500	518,926
(1-day SOFR + 0.60%), 0.95%, 01/22/27(a)(b)	500	462,010
(5-year CMT + 1.40%), 3.09%, 01/10/37(b)	659	534,717
(5-year USD Swap + 1.43%), 3.80%, 12/15/32(b)	733	680,807
Series H, 4.70%, 09/14/27	700	700,023
Bank of New York Mellon, (1-day SOFR + 1.07%), 5.15%, 05/22/26(b)	250	250,414
Bank of New York Mellon Corp.
1.60%, 04/24/25	509	489,596
0.75%, 01/28/26(a)	526	487,705
2.80%, 05/04/26	563	540,746
2.45%, 08/17/26(a)	500	473,912
1.05%, 10/15/26	829	754,453
2.05%, 01/26/27(a)	829	773,459
3.25%, 05/16/27	620	594,887
3.40%, 01/29/28	563	539,116
3.85%, 04/28/28(a)	343	334,366
1.65%, 07/14/28	225	199,192
3.00%, 10/30/28(a)	375	349,316
3.85%, 04/26/29	572	558,466
3.30%, 08/23/29	829	776,271
1.65%, 01/28/31(a)	375	307,538
1.80%, 07/28/31	829	675,829
2.50%, 01/26/32(a)	413	350,732
(1-day SOFR + 1.03%), 4.95%, 04/26/27(b)	840	841,453
(1-day SOFR + 1.15%), 3.99%, 06/13/28(b)	100	97,813
(1-day SOFR + 1.17%), 4.54%, 02/01/29(b)	300	298,360
(1-day SOFR + 1.35%), 4.41%, 07/24/26(b)	1,155	1,145,393

Security	Par (000)	Value

Banks (continued)
Bank of New York Mellon Corp. (continued)
(1-day SOFR + 1.42%), 4.29%, 06/13/33(b)	$500	$473,967
(1-day SOFR + 1.51%), 4.71%, 02/01/34(b)	300	292,483
(1-day SOFR + 1.60%), 6.32%, 10/25/29(b)	1,375	1,460,098
(1-day SOFR + 1.85%), 6.47%, 10/25/34(a)(b)	825	911,532
(1-day SOFR Index + 1.80%), 5.80%, 10/25/28(b) .	590	611,837
(1-day SOFR Index + 2.07%), 5.83%, 10/25/33(b) .	770	814,728
(3-mo. CME Term SOFR + 1.33%), 3.44%, 02/07/28(b)	409	394,372
Series G, 3.00%, 02/24/25	27	26,433
Series J, (1-day SOFR + 1.61%), 4.97%, 04/26/34(b)	440	437,128
Bank of Nova Scotia
2.20%, 02/03/25	459	445,990
3.45%, 04/11/25	1,172	1,149,440
5.45%, 06/12/25	260	261,469
4.50%, 12/16/25	665	655,237
4.75%, 02/02/26	1,900	1,897,623
1.35%, 06/24/26	259	239,274
2.70%, 08/03/26	413	392,463
1.30%, 09/15/26	1,160	1,062,676
5.35%, 12/07/26	300	304,303
1.95%, 02/02/27	829	767,892
2.95%, 03/11/27	372	353,054
5.25%, 06/12/28	1,060	1,079,306
4.85%, 02/01/30	600	599,010
2.15%, 08/01/31	829	685,245
2.45%, 02/02/32	829	688,106
5.65%, 02/01/34	300	310,273
(5-year CMT + 2.05%), 4.59%, 05/04/37(b)	664	602,729
Barclays PLC
3.65%, 03/16/25(a)	1,150	1,128,242
4.38%, 01/12/26	1,310	1,293,017
5.20%, 05/12/26	1,178	1,171,992
4.34%, 01/10/28	700	680,935
4.84%, 05/09/28	1,178	1,146,492
(1-day SOFR + 1.88%), 6.50%, 09/13/27(b)	800	822,642
(1-day SOFR + 2.21%), 5.83%, 05/09/27(b)	1,200	1,210,198
(1-day SOFR + 2.22%), 6.49%, 09/13/29(b)	650	678,444
(1-day SOFR + 2.62%), 6.69%, 09/13/34(b)	800	852,507
(1-day SOFR + 2.71%), 2.85%, 05/07/26(b)	1,000	968,013
(1-day SOFR + 2.98%), 6.22%, 05/09/34(b)	1,300	1,338,883
(1-day SOFR + 3.57%), 7.12%, 06/27/34(a)(b)	600	633,801
(1-year CMT + 1.05%), 2.28%, 11/24/27(b)	878	807,820
(1-year CMT + 1.20%), 2.67%, 03/10/32(b)	1,310	1,080,407
(1-year CMT + 1.30%), 2.89%, 11/24/32(b)	500	412,800
(1-year CMT + 1.90%), 2.65%, 06/24/31(b)	300	253,451
(1-year CMT + 2.30%), 5.30%, 08/09/26(b)	800	799,346
(1-year CMT + 2.65%), 5.50%, 08/09/28(b)	1,100	1,105,277
(1-year CMT + 3.00%), 5.75%, 08/09/33(a)(b)	600	604,778
(1-year CMT + 3.05%), 7.33%, 11/02/26(b)	1,700	1,755,211
(1-year CMT + 3.30%), 7.39%, 11/02/28(b)	900	961,931
(1-year CMT + 3.50%), 7.44%, 11/02/33(b)	1,200	1,337,514
(3-mo. LIBOR US + 1.90%), 4.97%, 05/16/29(b)	845	831,122
(3-mo. LIBOR US + 3.05%), 5.09%, 06/20/30(b)	878	844,875
(5-year CMT + 2.90%), 3.56%, 09/23/35(b)	478	409,734
BPCE SA, 3.38%, 12/02/26	400	385,648
Canadian Imperial Bank of Commerce
3.30%, 04/07/25	1,000	979,395
5.14%, 04/28/25	700	700,517
3.95%, 08/04/25(a)	700	690,522
0.95%, 10/23/25	596	558,880
1.25%, 06/22/26	259	238,594

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Canadian Imperial Bank of Commerce (continued)
5.62%, 07/17/26	$150	$152,895
5.93%, 10/02/26	250	256,807
3.45%, 04/07/27	500	482,072
5.00%, 04/28/28	572	576,155
5.99%, 10/03/28	250	262,043
3.60%, 04/07/32(a)	400	363,317
6.09%, 10/03/33	650	690,202
Citibank N.A.
5.86%, 09/29/25	750	763,738
5.49%, 12/04/26	750	764,294
5.80%, 09/29/28	1,150	1,198,349
Citigroup, Inc.
3.88%, 03/26/25	413	406,737
3.30%, 04/27/25	800	784,160
4.40%, 06/10/25(a)	1,813	1,792,219
5.50%, 09/13/25	829	834,313
3.70%, 01/12/26(a)	829	810,545
4.60%, 03/09/26	620	615,104
3.40%, 05/01/26	1,113	1,077,794
3.20%, 10/21/26	3,225	3,085,074
4.30%, 11/20/26	97	95,477
4.45%, 09/29/27	1,989	1,949,993
4.13%, 07/25/28	1,138	1,102,285
6.63%, 06/15/32	526	573,656
6.00%, 10/31/33	600	637,006
(1-day SOFR + 0.77%), 1.12%, 01/28/27(b)	974	899,508
(1-day SOFR + 0.77%), 1.46%, 06/09/27(b)	1,532	1,407,903
(1-day SOFR + 1.15%), 2.67%, 01/29/31(b)	1,429	1,246,925
(1-day SOFR + 1.17%), 2.56%, 05/01/32(b)	1,398	1,170,663
(1-day SOFR + 1.18%), 2.52%, 11/03/32(b)	900	744,093
(1-day SOFR + 1.28%), 3.07%, 02/24/28(b)	1,329	1,256,511
(1-day SOFR + 1.35%), 3.06%, 01/25/33(b)	1,243	1,064,726
(1-day SOFR + 1.42%), 2.98%, 11/05/30(b)	829	743,961
(1-day SOFR + 1.53%), 3.29%, 03/17/26(b)	572	559,068
(1-day SOFR + 1.55%), 5.61%, 09/29/26(b)	1,490	1,501,470
(1-day SOFR + 1.89%), 4.66%, 05/24/28(b)	1,700	1,688,829
(1-day SOFR + 1.94%), 3.79%, 03/17/33(b)	2,977	2,685,862
(1-day SOFR + 2.09%), 4.91%, 05/24/33(b)	1,150	1,126,662
(1-day SOFR + 2.11%), 2.57%, 06/03/31(a)(b)	2,243	1,932,017
(1-day SOFR + 2.34%), 6.27%, 11/17/33(a)(b)	1,500	1,609,818
(1-day SOFR + 2.66%), 6.17%, 05/25/34(b)	1,735	1,799,632
(1-day SOFR + 2.84%), 3.11%, 04/08/26(b)	2,060	2,008,318
(1-day SOFR + 3.91%), 4.41%, 03/31/31(b)	1,990	1,914,857
(3-mo. CME Term SOFR + 1.41%), 3.52%, 10/27/28(b)	859	814,894
(3-mo. CME Term SOFR + 1.45%), 4.08%, 04/23/29(b)	2,000	1,931,906
(3-mo. CME Term SOFR + 1.60%), 3.98%, 03/20/30(b)	1,873	1,785,021
(3-mo. CME Term SOFR + 1.65%), 3.67%, 07/24/28(b)	1,354	1,295,418
(3-mo. CME Term SOFR + 1.82%), 3.89%, 01/10/28(b)	1,490	1,446,941
Citizens Bank NA/Providence RI
2.25%, 04/28/25	550	528,516
3.75%, 02/18/26	400	385,370
(1-day SOFR + 2.00%), 4.58%, 08/09/28(b)	350	337,800
Citizens Financial Group, Inc.
2.85%, 07/27/26	193	181,183
2.50%, 02/06/30	279	235,595
3.25%, 04/30/30(a)	450	397,574
2.64%, 09/30/32	300	233,166

Security	Par (000)	Value

Banks (continued)
Citizens Financial Group, Inc. (continued)
(1-day SOFR + 2.01%), 5.84%, 01/23/30(b)	$642	$646,460
(5-year CMT + 2.75%), 5.64%, 05/21/37(b)	200	189,278
Comerica, Inc., 4.00%, 02/01/29(a)	829	761,042
Commonwealth Bank of Australia/New York
5.50%, 09/12/25	750	758,923
5.32%, 03/13/26	650	658,293
Cooperatieve Rabobank UA
4.38%, 08/04/25	600	590,635
3.75%, 07/21/26	1,037	998,332
Cooperatieve Rabobank UA/New York
3.38%, 05/21/25	500	491,203
5.50%, 07/18/25	250	252,744
4.85%, 01/09/26	250	250,880
5.50%, 10/05/26	250	255,510
4.80%, 01/09/29	250	251,652
Council Of Europe Development Bank, 3.00%, 06/16/25	800	782,451
Credit Suisse AG/New York
3.70%, 02/21/25	1,650	1,622,780
2.95%, 04/09/25	261	253,843
1.25%, 08/07/26	1,050	957,885
5.00%, 07/09/27	650	650,352
7.50%, 02/15/28	1,550	1,694,422
Credit Suisse USA, Inc., 7.13%, 07/15/32	300	341,408
Deutsche Bank AG
4.50%, 04/01/25	700	688,907
4.10%, 01/13/26	288	281,635
Deutsche Bank AG/New York
1.69%, 03/19/26	400	374,509
(1-day SOFR + 1.32%), 2.55%, 01/07/28(b)	1,348	1,238,798
(1-day SOFR + 1.72%), 3.04%, 05/28/32(b)	455	380,860
(1-day SOFR + 1.87%), 2.13%, 11/24/26(b)	919	865,195
(1-day SOFR + 2.26%), 3.74%, 01/07/33(b)	950	777,648
(1-day SOFR + 2.51%), 6.82%, 11/20/29(b)	650	683,048
(1-day SOFR + 2.52%), 7.15%, 07/13/27(b)	400	414,288
(1-day SOFR + 2.76%), 3.73%, 01/14/32(b)	650	545,702
(1-day SOFR + 3.04%), 3.55%, 09/18/31(b)	1,159	1,020,339
(1-day SOFR + 3.18%), 6.72%, 01/18/29(b)	950	989,053
(1-day SOFR + 3.19%), 6.12%, 07/14/26(b)	500	503,600
(1-day SOFR + 3.65%), 7.08%, 02/10/34(b)	850	867,405
(5-year USD ICE Swap + 2.55%), 4.88%, 12/01/32(b)	350	330,158
Class F, (1-day SOFR + 1.22%), 2.31%, 11/16/27(b)	1,667	1,525,372
Discover Bank
3.45%, 07/27/26	400	380,307
4.65%, 09/13/28	350	335,319
2.70%, 02/06/30	300	256,609
European Bank for Reconstruction & Development, 4.38%, 03/09/28	1,100	1,114,311
European Investment Bank
3.88%, 03/15/28	4,000	3,979,840
4.50%, 10/16/28	2,400	2,453,754
4.00%, 02/15/29	3,500	3,503,879
3.63%, 07/15/30	3,200	3,131,097
3.75%, 02/14/33(a)	4,000	3,902,274
Fifth Third Bancorp
2.55%, 05/05/27	259	240,116
3.95%, 03/14/28	400	385,440
(1-day SOFR + 0.69%), 1.71%, 11/01/27(b)	829	751,004
(1-day SOFR + 1.36%), 4.06%, 04/25/28(b)	279	267,064
(1-day SOFR + 1.66%), 4.34%, 04/25/33(b)	279	257,988

5

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Fifth Third Bancorp (continued)
(1-day SOFR + 1.84%), 5.63%, 01/29/32(b)	$140	$141,317
(1-day SOFR + 2.34%), 6.34%, 07/27/29(b)	680	707,954
(1-day SOFR Index + 2.13%), 4.77%, 07/28/30(b)	400	389,445
(1-day SOFR Index + 2.19%), 6.36%, 10/27/28(b)	484	499,779
Fifth Third Bank NA
3.95%, 07/28/25	600	590,400
3.85%, 03/15/26	300	291,350
2.25%, 02/01/27	350	323,763
First Horizon Corp., 4.00%, 05/26/25	200	197,012
First-Citizens Bank & Trust Co., 6.13%, 03/09/28(a)	225	229,351
Goldman Sachs BDC, Inc., 2.88%, 01/15/26	250	238,293
Goldman Sachs Group, Inc.
3.50%, 04/01/25	1,588	1,557,963
3.75%, 05/22/25(a)	916	900,486
4.25%, 10/21/25	869	856,627
3.75%, 02/25/26	1,613	1,577,440
3.50%, 11/16/26(a)	1,659	1,603,476
5.95%, 01/15/27	163	168,144
3.85%, 01/26/27(a)	1,659	1,618,205
2.60%, 02/07/30	1,609	1,415,227
3.80%, 03/15/30	1,334	1,255,496
6.13%, 02/15/33	518	567,027
(1-day SOFR + 0.61%), 0.86%, 02/12/26(b)	401	381,866
(1-day SOFR + 0.79%), 1.09%, 12/09/26(b)	889	825,185
(1-day SOFR + 0.80%), 1.43%, 03/09/27(b)	1,504	1,391,875
(1-day SOFR + 0.82%), 1.54%, 09/10/27(b)	1,659	1,513,446
(1-day SOFR + 0.91%), 1.95%, 10/21/27(b)	2,767	2,544,760
(1-day SOFR + 1.08%), 5.80%, 08/10/26(b)	1,300	1,312,220
(1-day SOFR + 1.09%), 1.99%, 01/27/32(b)	1,210	984,771
(1-day SOFR + 1.11%), 2.64%, 02/24/28(b)	1,693	1,577,345
(1-day SOFR + 1.25%), 2.38%, 07/21/32(b)	2,423	1,997,882
(1-day SOFR + 1.26%), 2.65%, 10/21/32(b)	1,981	1,657,193
(1-day SOFR + 1.28%), 2.62%, 04/22/32(b)	2,118	1,787,137
(1-day SOFR + 1.41%), 3.10%, 02/24/33(a)(b)	1,894	1,630,647
(1-day SOFR + 1.51%), 4.39%, 06/15/27(a)(b)	620	612,715
(1-day SOFR + 1.73%), 4.48%, 08/23/28(a)(b)	1,253	1,234,453
(1-day SOFR + 1.77%), 6.48%, 10/24/29(b)	1,629	1,729,613
(1-day SOFR + 1.85%), 3.62%, 03/15/28(b)	1,629	1,562,180
(1-day SOFR + 1.95%), 6.56%, 10/24/34(a)(b)	700	771,433
(3-mo. CME Term SOFR + 1.42%), 3.81%, 04/23/29(b)	1,659	1,579,749
(3-mo. CME Term SOFR + 1.56%), 4.22%, 05/01/29(b)	2,279	2,205,211
(3-mo. CME Term SOFR + 1.77%), 3.69%, 06/05/28(b)	1,023	982,644
HSBC Holdings PLC
4.30%, 03/08/26	1,878	1,849,658
3.90%, 05/25/26	2,489	2,424,681
4.38%, 11/23/26	1,310	1,283,591
4.95%, 03/31/30	886	885,047
(1-day SOFR + 1.10%), 2.25%, 11/22/27(b)	818	753,687
(1-day SOFR + 1.19%), 2.80%, 05/24/32(b)	2,264	1,901,934
(1-day SOFR + 1.29%), 1.59%, 05/24/27(b)	1,300	1,195,898
(1-day SOFR + 1.29%), 2.21%, 08/17/29(b)	800	700,106
(1-day SOFR + 1.41%), 2.87%, 11/22/32(b)	1,310	1,094,108
(1-day SOFR + 1.43%), 3.00%, 03/10/26(b)	1,000	972,267
(1-day SOFR + 1.54%), 1.65%, 04/18/26(b)	1,140	1,087,370
(1-day SOFR + 1.57%), 5.89%, 08/14/27(b)	1,000	1,014,228
(1-day SOFR + 1.73%), 2.01%, 09/22/28(b)	478	427,223
(1-day SOFR + 1.93%), 2.10%, 06/04/26(a)(b)	1,350	1,290,899
(1-day SOFR + 1.95%), 2.36%, 08/18/31(b)	1,000	835,495
(1-day SOFR + 1.97%), 6.16%, 03/09/29(b)	1,550	1,602,238

Security	Par (000)	Value

Banks (continued)
HSBC Holdings PLC (continued)
(1-day SOFR + 2.11%), 4.76%, 06/09/28(b)	$2,500	$2,467,126
(1-day SOFR + 2.39%), 2.85%, 06/04/31(b)	1,310	1,132,264
(1-day SOFR + 2.39%), 6.25%, 03/09/34(a)(b)	1,700	1,805,289
(1-day SOFR + 2.53%), 4.76%, 03/29/33(b)	1,135	1,055,921
(1-day SOFR + 2.61%), 5.21%, 08/11/28(b)	900	899,165
(1-day SOFR + 2.87%), 5.40%, 08/11/33(b)	1,000	1,003,456
(1-day SOFR + 2.98%), 6.55%, 06/20/34(b)	1,000	1,042,072
(1-day SOFR + 3.02%), 7.40%, 11/13/34(b)	770	841,895
(1-day SOFR + 4.25%), 8.11%, 11/03/33(b)	1,000	1,148,924
(3-mo. CME Term SOFR + 1.61%), 4.29%, 09/12/26(b)	2,489	2,445,791
(3-mo. CME Term SOFR + 1.80%), 4.58%, 06/19/29(b)	1,689	1,641,348
(3-mo. CME Term SOFR + 1.81%), 4.04%, 03/13/28(b)	989	955,508
(3-mo. CME Term SOFR + 1.87%), 3.97%, 05/22/30(b)	2,039	1,909,249
(1-day SOFR + 3.03%), 7.34%, 11/03/26(b)	1,500	1,556,857
(1-day SOFR + 3.35%), 7.39%, 11/03/28(b)	1,805	1,938,142
HSBC USA, Inc., 5.63%, 03/17/25	290	291,811
Huntington Bancshares, Inc.
4.00%, 05/15/25(a)	829	816,175
2.55%, 02/04/30(a)	660	566,396
(1-day SOFR + 1.97%), 4.44%, 08/04/28(b)	450	437,329
(1-day SOFR + 2.02%), 6.21%, 08/21/29(b)	600	620,138
(1-day SOFR + 2.05%), 5.02%, 05/17/33(a)(b)	200	192,704
Huntington National Bank
5.65%, 01/10/30	400	405,611
(1-day SOFR Index + 1.65%), 4.55%, 05/17/28(b)	750	730,003
ING Groep NV
3.95%, 03/29/27	1,000	971,152
4.55%, 10/02/28	878	866,082
4.05%, 04/09/29	478	460,432
(1-day SOFR + 1.01%), 1.73%, 04/01/27(b)	700	650,190
(1-day SOFR + 1.32%), 2.73%, 04/01/32(b)	450	383,845
(1-day SOFR + 1.56%), 6.08%, 09/11/27(b)	800	816,405
(1-day SOFR + 1.64%), 3.87%, 03/28/26(b)	800	786,426
(1-day SOFR + 1.83%), 4.02%, 03/28/28(b)	1,489	1,445,219
(1-day SOFR + 2.07%), 4.25%, 03/28/33(b)	600	560,033
(1-day SOFR + 2.09%), 6.11%, 09/11/34(b)	600	629,862
Inter-American Development Bank
4.50%, 05/15/26	1,200	1,206,658
4.00%, 01/12/28(a)	2,100	2,096,240
3.50%, 04/12/33	1,100	1,046,666
International Bank for Reconstruction & Development
4.50%, 06/26/28	700	704,207
3.50%, 07/12/28(a)	2,500	2,448,165
4.63%, 08/01/28	2,000	2,049,828
3.88%, 02/14/30(a)	4,000	3,963,881
4.00%, 07/25/30	2,300	2,291,785
4.00%, 01/10/31	3,000	2,985,826
4.75%, 11/14/33(a)	1,600	1,682,485
JPMorgan Chase & Co.
3.90%, 07/15/25	1,866	1,842,177
3.30%, 04/01/26(a)	1,861	1,805,453
3.20%, 06/15/26	829	801,719
2.95%, 10/01/26	1,239	1,185,052
7.63%, 10/15/26	413	442,326
4.13%, 12/15/26	1,489	1,467,475
4.25%, 10/01/27	413	407,796
3.63%, 12/01/27	829	794,798

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
JPMorgan Chase & Co. (continued)
(1-day SOFR + 0.77%), 1.47%, 09/22/27(b)	$829	$756,704
(1-day SOFR + 0.80%), 1.05%, 11/19/26(a)(b)	1,850	1,720,120
(1-day SOFR + 0.89%), 1.58%, 04/22/27(b)	2,375	2,204,454
(1-day SOFR + 0.92%), 2.60%, 02/24/26(a)(b)	572	555,830
(1-day SOFR + 1.02%), 2.07%, 06/01/29(a)(b)	1,160	1,033,497
(1-day SOFR + 1.07%), 1.95%, 02/04/32(b)	1,659	1,354,202
(1-day SOFR + 1.17%), 2.95%, 02/24/28(b)	534	503,963
(1-day SOFR + 1.18%), 2.55%, 11/08/32(b)	1,244	1,043,183
(1-day SOFR + 1.19%), 5.04%, 01/23/28(b)	575	577,459
(1-day SOFR + 1.26%), 2.96%, 01/25/33(b)	2,457	2,114,307
(1-day SOFR + 1.31%), 5.01%, 01/23/30(a)(b)	1,250	1,256,258
(1-day SOFR + 1.32%), 4.08%, 04/26/26(b)	2,194	2,161,730
(1-day SOFR + 1.33%), 6.07%, 10/22/27(b)	970	999,176
(1-day SOFR + 1.45%), 5.30%, 07/24/29(b)	1,245	1,265,367
(1-day SOFR + 1.56%), 4.32%, 04/26/28(b)	2,298	2,260,926
(1-day SOFR + 1.57%), 6.09%, 10/23/29(b)	1,725	1,811,527
(1-day SOFR + 1.62%), 5.34%, 01/23/35(b)	1,676	1,703,249
(1-day SOFR + 1.75%), 4.57%, 06/14/30(b)	1,300	1,279,456
(1-day SOFR + 1.80%), 4.59%, 04/26/33(b)	898	867,343
(1-day SOFR + 1.81%), 6.25%, 10/23/34(b)	1,570	1,701,455
(1-day SOFR + 1.85%), 2.08%, 04/22/26(b)	1,422	1,367,466
(1-day SOFR + 1.85%), 5.35%, 06/01/34(b)	2,415	2,455,310
(1-day SOFR + 1.99%), 4.85%, 07/25/28(b)	3,000	2,995,958
(1-day SOFR + 2.04%), 2.52%, 04/22/31(b)	1,325	1,152,104
(1-day SOFR + 2.08%), 4.91%, 07/25/33(b)	3,050	3,010,775
(1-day SOFR + 2.58%), 5.72%, 09/14/33(a)(b)	1,650	1,700,407
(3-mo. CME Term SOFR + 0.70%), 1.04%, 02/04/27(b)	1,650	1,523,336
(3-mo. CME Term SOFR + 1.11%), 1.76%, 11/19/31(b)	829	675,647
(3-mo. CME Term SOFR + 1.21%), 3.51%, 01/23/29(b)	829	788,006
(3-mo. CME Term SOFR + 1.25%), 2.58%, 04/22/32(b)	1,900	1,609,748
(3-mo. CME Term SOFR + 1.38%), 4.01%, 04/23/29(b)	919	888,362
(3-mo. CME Term SOFR + 1.42%), 3.70%, 05/06/30(a)(b)	1,229	1,160,850
(3-mo. CME Term SOFR + 1.51%), 3.96%, 01/29/27(b)	1,488	1,461,010
(3-mo. CME Term SOFR + 1.51%), 2.74%, 10/15/30(b)	2,791	2,484,581
(3-mo. CME Term SOFR + 1.52%), 4.20%, 07/23/29(b)	2,373	2,309,589
(3-mo. CME Term SOFR + 1.59%), 2.01%, 03/13/26(b)	1,077	1,036,963
(3-mo. CME Term SOFR + 1.59%), 4.45%, 12/05/29(b)	1,023	1,004,304
(3-mo. CME Term SOFR + 1.60%), 3.78%, 02/01/28(b)	1,659	1,606,155
(3-mo. CME Term SOFR + 1.64%), 3.54%, 05/01/28(b)	1,450	1,389,793
(3-mo. CME Term SOFR + 2.52%), 2.96%, 05/13/31(b)	1,833	1,617,798
(3-mo. CME Term SOFR + 3.79%), 4.49%, 03/24/31(b)	2,759	2,693,615
JPMorgan Chase Bank NA, Class BN, 5.11%, 12/08/26	2,000	2,025,569
KeyBank NA
3.30%, 06/01/25	450	435,778
4.15%, 08/08/25(a)	800	782,258
3.40%, 05/20/26	450	424,983

Security	Par (000)	Value

Banks (continued)
KeyBank NA (continued)
6.95%, 02/01/28	$550	$569,047
3.90%, 04/13/29	261	235,264
4.90%, 08/08/32	300	268,881
KeyBank NA/Cleveland OH
4.70%, 01/26/26	350	343,044
5.85%, 11/15/27	500	501,245
5.00%, 01/26/33	700	652,424
KeyCorp.
2.25%, 04/06/27	163	147,354
4.10%, 04/30/28	345	328,938
2.55%, 10/01/29(a)	413	355,197
(1-day SOFR Index + 2.06%), 4.79%, 06/01/33(a)(b)	200	183,676
Kreditanstalt fuer Wiederaufbau
2.00%, 05/02/25(a)	1,659	1,606,178
3.13%, 06/10/25	3,000	2,943,250
0.38%, 07/18/25	3,319	3,125,527
5.13%, 09/29/25	2,400	2,425,342
0.63%, 01/22/26	1,659	1,544,721
3.63%, 04/01/26	1,000	987,143
4.63%, 08/07/26(a)	3,000	3,031,205
3.00%, 05/20/27	3,700	3,575,919
3.75%, 02/15/28	1,650	1,632,846
2.88%, 04/03/28(a)	1,150	1,099,067
3.88%, 06/15/28	3,000	2,982,157
1.75%, 09/14/29	1,243	1,104,292
0.75%, 09/30/30	789	640,568
4.75%, 10/29/30(a)	1,500	1,562,478
4.13%, 07/15/33	2,200	2,197,255
Landwirtschaftliche Rentenbank
2.38%, 06/10/25	1,659	1,609,935
0.88%, 09/03/30(a)	1,659	1,352,284
5.00%, 10/24/33(a)	600	640,699
Series 37, 2.50%, 11/15/27	1,400	1,323,514
Series 40, 0.50%, 05/27/25	1,659	1,571,662
Lloyds Banking Group PLC
4.45%, 05/08/25	600	593,594
4.58%, 12/10/25	800	786,979
4.65%, 03/24/26	1,200	1,180,740
3.75%, 01/11/27	800	772,729
4.38%, 03/22/28	878	857,150
4.55%, 08/16/28	1,310	1,287,660
(1-year CMT + 0.85%), 1.63%, 05/11/27(b)	800	736,343
(1-year CMT + 1.00%), 2.44%, 02/05/26(b)	600	581,234
(1-year CMT + 1.38%), 5.46%, 01/05/28(b)	600	603,522
(1-year CMT + 1.48%), 5.99%, 08/07/27(b)	1,500	1,521,970
(1-year CMT + 1.60%), 3.51%, 03/18/26(b)	1,235	1,207,075
(1-year CMT + 1.70%), 5.87%, 03/06/29(b)	500	511,212
(1-year CMT + 1.75%), 4.72%, 08/11/26(b)	600	593,923
(1-year CMT + 1.75%), 5.68%, 01/05/35(b)	600	608,082
(1-year CMT + 1.80%), 3.75%, 03/18/28(b)	478	457,195
(1-year CMT + 2.30%), 4.98%, 08/11/33(b)	900	873,512
(1-year CMT + 3.75%), 7.95%, 11/15/33(b)	450	509,654
(3-mo. LIBOR US + 1.21%), 3.57%, 11/07/28(b)	900	846,833
M&T Bank Corp.(b)
(1-day SOFR + 1.85%), 5.05%, 01/27/34(a)	600	565,967
(1-day SOFR + 2.80%), 7.41%, 10/30/29(a)	500	538,688
(1-day SOFR Index + 1.78%), 4.55%, 08/16/28	450	434,404
Manufacturers & Traders Trust Co.
5.40%, 11/21/25	300	299,356
4.65%, 01/27/26	700	690,690
4.70%, 01/27/28	700	686,097

7

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Manufacturers & Traders Trust Co. (continued)
Class BN, 2.90%, 02/06/25	$300	$292,020
Mitsubishi UFJ Financial Group, Inc.
2.19%, 02/25/25	1,350	1,308,584
1.41%, 07/17/25	900	853,411
3.85%, 03/01/26	1,000	979,760
2.76%, 09/13/26(a)	600	568,149
3.68%, 02/22/27	590	572,226
3.29%, 07/25/27(a)	829	792,254
3.96%, 03/02/28	829	807,240
4.05%, 09/11/28	590	580,027
3.74%, 03/07/29	1,659	1,588,458
3.20%, 07/18/29	900	827,194
2.56%, 02/25/30(a)	1,310	1,147,297
2.05%, 07/17/30	1,310	1,104,976
(1-year CMT + 0.67%), 1.64%, 10/13/27(b)	750	686,603
(1-year CMT + 0.75%), 1.54%, 07/20/27(b)	1,500	1,379,638
(1-year CMT + 0.83%), 2.34%, 01/19/28(b)	750	696,016
(1-year CMT + 0.95%), 2.31%, 07/20/32(b)	1,310	1,088,278
(1-year CMT + 1.08%), 5.72%, 02/20/26(b)	1,000	1,003,891
(1-year CMT + 1.10%), 2.85%, 01/19/33(b)	600	512,588
(1-year CMT + 1.38%), 5.42%, 02/22/29(b)	480	488,996
(1-year CMT + 1.50%), 5.54%, 04/17/26(b)	215	215,598
(1-year CMT + 1.53%), 5.48%, 02/22/31(b)	440	449,973
(1-year CMT + 1.63%), 5.44%, 02/22/34(b)	755	775,564
(1-year CMT + 1.70%), 5.24%, 04/19/29(b)	335	340,131
(1-year CMT + 1.90%), 5.35%, 09/13/28(b)	455	460,941
(1-year CMT + 1.95%), 5.02%, 07/20/28(b)	500	500,396
(1-year CMT + 1.97%), 5.41%, 04/19/34(a)(b)	400	410,439
(1-year CMT + 2.13%), 5.13%, 07/20/33(a)(b)	900	905,180
(1-year CMT + 2.13%), 5.47%, 09/13/33(b)	450	465,275
Mizuho Financial Group, Inc.
2.84%, 09/13/26	800	759,160
3.17%, 09/11/27(a)	478	449,692
4.02%, 03/05/28	600	582,133
2.56%, 09/13/31	1,310	1,069,591
(1-year CMT + 0.67%), 1.23%, 05/22/27(b)	1,310	1,199,194
(1-year CMT + 0.75%), 1.55%, 07/09/27(b)	500	458,770
(1-year CMT + 0.87%), 2.17%, 05/22/32(b)	400	325,981
(1-year CMT + 0.90%), 2.65%, 05/22/26(a)(b)	400	386,414
(1-year CMT + 0.90%), 2.26%, 07/09/32(a)(b)	400	328,138
(1-year CMT + 1.25%), 3.26%, 05/22/30(b)	200	181,880
(1-year CMT + 1.50%), 5.67%, 05/27/29(b)	800	817,706
(1-year CMT + 1.65%), 5.78%, 07/06/29(b)	600	616,075
(1-year CMT + 1.65%), 5.74%, 05/27/31(b)	300	309,317
(1-year CMT + 1.80%), 5.75%, 05/27/34(a)(b)	600	620,634
(1-year CMT + 1.90%), 5.75%, 07/06/34(b)	600	620,980
(1-year CMT + 2.05%), 5.41%, 09/13/28(b)	400	405,619
(1-year CMT + 2.40%), 5.67%, 09/13/33(b)	300	308,262
(3-mo. CME Term SOFR + 1.09%), 2.23%, 05/25/26(b)	450	431,728
(3-mo. CME Term SOFR + 1.33%), 2.59%, 05/25/31(b)	700	600,706
(3-mo. CME Term SOFR + 1.39%), 3.15%, 07/16/30(b)	478	431,356
(3-mo. CME Term SOFR + 1.53%), 4.25%, 09/11/29(b)	600	578,969
(3-mo. CME Term SOFR + 1.53%), 1.98%, 09/08/31(b)	300	245,727
(3-mo. CME Term SOFR + 1.57%), 2.87%, 09/13/30(b)	420	372,384
(3-mo. CME Term SOFR + 1.77%), 2.20%, 07/10/31(b)	478	399,296

Security	Par (000)	Value

Banks (continued)
Morgan Stanley
4.00%, 07/23/25	$1,662	$1,640,769
5.00%, 11/24/25	1,036	1,035,728
3.88%, 01/27/26	1,450	1,423,504
3.13%, 07/27/26	1,763	1,691,821
6.25%, 08/09/26	1,400	1,446,095
4.35%, 09/08/26	1,243	1,224,376
3.63%, 01/20/27	1,659	1,613,290
3.95%, 04/23/27	1,063	1,034,498
3.59%, 07/22/28(b)	1,866	1,783,666
7.25%, 04/01/32	400	466,294
(1-day SOFR + 0.72%), 0.99%, 12/10/26(b)	1,493	1,379,200
(1-day SOFR + 0.86%), 1.51%, 07/20/27(b)	1,584	1,453,785
(1-day SOFR + 0.88%), 1.59%, 05/04/27(b)	1,809	1,675,299
(1-day SOFR + 0.94%), 2.63%, 02/18/26(b)	676	656,979
(1-day SOFR + 1.00%), 2.48%, 01/21/28(b)	1,181	1,100,827
(1-day SOFR + 1.02%), 1.93%, 04/28/32(b)	1,272	1,026,195
(1-day SOFR + 1.03%), 1.79%, 02/13/32(b)	1,642	1,318,196
(1-day SOFR + 1.14%), 2.70%, 01/22/31(b)	2,159	1,896,999
(1-day SOFR + 1.18%), 2.24%, 07/21/32(b)	2,063	1,691,451
(1-day SOFR + 1.20%), 2.51%, 10/20/32(a)(b)	1,864	1,552,477
(1-day SOFR + 1.29%), 2.94%, 01/21/33(b)	1,662	1,418,347
(1-day SOFR + 1.30%), 5.05%, 01/28/27(b)	480	481,393
(1-day SOFR + 1.36%), 2.48%, 09/16/36(b)	1,617	1,292,210
(1-day SOFR + 1.45%), 5.17%, 01/16/30(b)	1,425	1,437,257
(1-day SOFR + 1.59%), 5.16%, 04/20/29(b)	1,710	1,721,199
(1-day SOFR + 1.61%), 4.21%, 04/20/28(b)	1,554	1,517,850
(1-day SOFR + 1.63%), 5.45%, 07/20/29(b)	1,680	1,709,876
(1-day SOFR + 1.67%), 4.68%, 07/17/26(b)	1,715	1,703,428
(1-day SOFR + 1.73%), 5.12%, 02/01/29(b)	1,195	1,199,368
(1-day SOFR + 1.73%), 5.47%, 01/18/35(a)(b)	1,438	1,467,482
(1-day SOFR + 1.77%), 6.14%, 10/16/26(b)	674	686,697
(1-day SOFR + 1.83%), 6.41%, 11/01/29(b)	1,280	1,356,515
(1-day SOFR + 1.87%), 5.25%, 04/21/34(b)	2,190	2,191,201
(1-day SOFR + 1.88%), 5.42%, 07/21/34(b)	1,295	1,311,774
(1-day SOFR + 1.99%), 2.19%, 04/28/26(a)(b)	2,196	2,117,023
(1-day SOFR + 2.05%), 6.63%, 11/01/34(b)	578	639,812
(1-day SOFR + 2.08%), 4.89%, 07/20/33(b)	1,165	1,140,467
(1-day SOFR + 2.24%), 6.30%, 10/18/28(b)	1,800	1,882,218
(1-day SOFR + 2.56%), 6.34%, 10/18/33(a)(b)	1,400	1,510,617
(1-day SOFR + 2.62%), 5.30%, 04/20/37(b)	1,078	1,056,996
(1-day SOFR + 3.12%), 3.62%, 04/01/31(b)	1,186	1,094,272
(3-mo. CME Term SOFR + 1.40%), 3.77%, 01/24/29(b)	1,189	1,136,970
(3-mo. CME Term SOFR + 1.89%), 4.43%, 01/23/30(a)(b)	1,617	1,575,921
(5-year CMT + 2.43%), 5.95%, 01/19/38(b)	910	929,157
Morgan Stanley Bank NA
5.48%, 07/16/25	490	495,072
4.75%, 04/21/26	780	780,838
5.88%, 10/30/26	750	771,194
(1-day SOFR + 1.08%), 4.95%, 01/14/28(b)	640	641,736
National Australia Bank Ltd./New York
5.20%, 05/13/25	250	251,296
3.50%, 06/09/25	300	295,036
4.75%, 12/10/25	350	350,527
4.97%, 01/12/26	750	753,736
3.38%, 01/14/26	500	487,959
2.50%, 07/12/26	847	805,608
3.91%, 06/09/27	1,000	979,579
4.94%, 01/12/28	700	709,795
4.90%, 06/13/28(a)	650	657,442
4.79%, 01/10/29	500	503,443

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
National Bank of Canada, 5.60%, 12/18/28	$750	$768,160
NatWest Group PLC
4.80%, 04/05/26(a)	878	872,934
(1-year CMT + 0.90%), 1.64%, 06/14/27(b)	1,100	1,010,637
(1-year CMT + 1.35%), 5.85%, 03/02/27(a)(b)	650	656,118
(1-year CMT + 1.95%), 5.81%, 09/13/29(b)	800	818,743
(1-year CMT + 2.10%), 6.02%, 03/02/34(a)(b)	500	522,849
(1-year CMT + 2.27%), 5.52%, 09/30/28(b)	525	528,930
(1-year CMT + 2.55%), 3.07%, 05/22/28(b)	650	607,370
(1-year CMT + 2.85%), 7.47%, 11/10/26(b)	800	828,925
(3-mo. LIBOR US + 1.75%), 4.89%, 05/18/29(b)	928	911,408
(3-mo. LIBOR US + 1.87%), 4.45%, 05/08/30(b)	478	459,431
(3-mo. LIBOR US + 1.91%), 5.08%, 01/27/30(b)	1,178	1,164,228
(5-year CMT + 2.35%), 3.03%, 11/28/35(b)	400	336,204
Northern Trust Corp.
3.95%, 10/30/25	300	295,630
4.00%, 05/10/27(a)	483	476,107
3.65%, 08/03/28(a)	163	158,154
3.15%, 05/03/29	413	389,614
1.95%, 05/01/30	550	474,828
6.13%, 11/02/32	610	657,520
Oesterreichische Kontrollbank AG
1.50%, 02/12/25	829	801,581
0.38%, 09/17/25(a)	700	655,134
4.63%, 11/03/25	500	501,196
4.13%, 01/20/26	500	497,592
0.50%, 02/02/26(a)	600	556,039
4.25%, 03/01/28(a)	1,000	1,006,101
PNC Bank NA
2.95%, 02/23/25	500	488,665
3.88%, 04/10/25	500	491,572
3.25%, 06/01/25	500	487,970
3.10%, 10/25/27	800	753,084
3.25%, 01/22/28	500	471,439
4.05%, 07/26/28	900	866,969
2.70%, 10/22/29	500	442,338
PNC Financial Services Group, Inc.
2.60%, 07/23/26	500	474,090
1.15%, 08/13/26	829	757,795
3.15%, 05/19/27	450	427,197
3.45%, 04/23/29	1,073	1,006,269
2.55%, 01/22/30	1,431	1,254,212
(1-day SOFR + 0.98%), 2.31%, 04/23/32(a)(b)	829	688,391
(1-day SOFR + 1.32%), 5.81%, 06/12/26(b)	370	372,062
(1-day SOFR + 1.34%), 5.30%, 01/21/28(a)(b)	265	267,346
(1-day SOFR + 1.62%), 5.35%, 12/02/28(b)	675	683,572
(1-day SOFR + 1.84%), 5.58%, 06/12/29(a)(b)	1,370	1,398,473
(1-day SOFR + 1.90%), 5.68%, 01/22/35(a)(b)	852	874,323
(1-day SOFR + 1.93%), 5.07%, 01/24/34(b)	875	861,351
(1-day SOFR + 1.95%), 5.94%, 08/18/34(b)	500	522,909
(1-day SOFR + 2.28%), 6.88%, 10/20/34(b)	1,025	1,139,164
(1-day SOFR Index + 1.09%), 4.76%, 01/26/27(b) .	894	888,383
(1-day SOFR Index + 1.73%), 6.62%, 10/20/27(b) .	500	519,725
(1-day SOFR Index + 1.85%), 4.63%, 06/06/33(a)(b)	450	422,756
(1-day SOFR Index + 2.14%), 6.04%, 10/28/33(b) .	700	732,028
Regions Financial Corp.
2.25%, 05/18/25	259	248,703
1.80%, 08/12/28	209	180,337
Royal Bank of Canada
3.38%, 04/14/25	631	619,682
4.95%, 04/25/25	900	901,344

Security	Par (000)	Value

Banks (continued)
Royal Bank of Canada (continued)
1.15%, 06/10/25	$800	$761,488
4.88%, 01/12/26(a)	624	625,806
0.88%, 01/20/26	1,659	1,542,227
4.65%, 01/27/26	935	930,016
1.20%, 04/27/26	1,059	980,110
1.15%, 07/14/26	829	761,056
5.20%, 07/20/26	400	404,306
1.40%, 11/02/26	324	296,349
4.88%, 01/19/27	325	326,689
3.63%, 05/04/27	749	725,673
4.24%, 08/03/27	650	640,835
6.00%, 11/01/27	1,100	1,149,884
4.90%, 01/12/28	300	302,829
5.20%, 08/01/28	400	407,521
4.95%, 02/01/29(a)	325	327,487
2.30%, 11/03/31	800	669,596
3.88%, 05/04/32	700	650,093
5.00%, 02/01/33	1,060	1,060,175
5.00%, 05/02/33(a)	562	563,543
5.15%, 02/01/34	325	325,745
Series FXD, 2.05%, 01/21/27	413	385,053
Santander Holdings USA, Inc.
3.45%, 06/02/25	500	486,214
4.50%, 07/17/25	1,000	984,852
3.24%, 10/05/26	359	338,538
4.40%, 07/13/27	500	485,996
(1-day SOFR + 1.25%), 2.49%, 01/06/28(b)	675	617,109
(1-day SOFR + 2.33%), 5.81%, 09/09/26(b)	300	302,026
(1-day SOFR + 2.36%), 6.50%, 03/09/29(b)	300	310,477
(1-day SOFR + 2.50%), 6.17%, 01/09/30(b)	561	564,212
(1-day SOFR + 2.70%), 6.57%, 06/12/29(b)	138	143,101
(1-day SOFR + 3.28%), 7.66%, 11/09/31(b)	300	326,012
Santander U.K. Group Holdings PLC(b)
(1-day SOFR + 0.99%), 1.67%, 06/14/27	1,179	1,077,430
(1-day SOFR + 1.22%), 2.47%, 01/11/28	650	596,927
(1-day SOFR + 1.48%), 2.90%, 03/15/32	250	213,963
(1-day SOFR + 2.60%), 6.53%, 01/10/29	800	829,017
(1-day SOFR + 2.75%), 6.83%, 11/21/26	800	817,133
(1-year CMT + 1.25%), 1.53%, 08/21/26	478	447,866
(3-mo. LIBOR US + 1.40%), 3.82%, 11/03/28	400	376,758
State Street Corp.
2.65%, 05/19/26	829	792,808
5.27%, 08/03/26	782	791,240
2.40%, 01/24/30(a)	489	436,418
2.20%, 03/03/31(a)	450	377,254
(1-day SOFR + 0.56%), 1.68%, 11/18/27(a)(b)	745	685,618
(1-day SOFR + 0.73%), 2.20%, 02/07/28(b)	279	259,816
(1-day SOFR + 1.00%), 2.62%, 02/07/33(b)	123	103,463
(1-day SOFR + 1.13%), 5.10%, 05/18/26(b)	650	650,611
(1-day SOFR + 1.35%), 5.75%, 11/04/26(b)	220	223,299
(1-day SOFR + 1.48%), 5.68%, 11/21/29(a)(b)	500	517,057
(1-day SOFR + 1.49%), 3.03%, 11/01/34(b)	130	117,184
(1-day SOFR + 1.57%), 4.82%, 01/26/34(b)	240	235,796
(1-day SOFR + 1.61%), 4.42%, 05/13/33(b)	350	333,795
(1-day SOFR + 1.72%), 5.82%, 11/04/28(b)	115	119,181
(1-day SOFR + 1.73%), 4.16%, 08/04/33(b)	500	470,360
(1-day SOFR + 1.89%), 5.16%, 05/18/34(a)(b)	650	654,754
(1-day SOFR + 1.96%), 6.12%, 11/21/34(b)	250	264,347
(1-day SOFR + 2.60%), 2.90%, 03/30/26(b)	829	806,709
(1-day SOFR + 2.65%), 3.15%, 03/30/31(b)	829	749,891

9

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
State Street Corp. (continued)
(3-mo. CME Term SOFR + 1.29%), 4.14%, 12/03/29(b)	$350	$338,743
Sumitomo Mitsui Financial Group, Inc.
1.47%, 07/08/25	1,310	1,245,353
0.95%, 01/12/26	550	510,063
5.46%, 01/13/26	900	909,325
3.78%, 03/09/26	2,489	2,432,706
5.88%, 07/13/26	200	204,272
2.63%, 07/14/26	1,245	1,181,670
1.40%, 09/17/26	982	898,401
3.01%, 10/19/26(a)	863	823,683
3.45%, 01/11/27	700	675,163
3.36%, 07/12/27	829	791,046
3.35%, 10/18/27	413	391,196
5.52%, 01/13/28	1,100	1,125,658
3.54%, 01/17/28	309	294,479
5.80%, 07/13/28	1,300	1,346,425
3.94%, 07/19/28	414	400,935
5.72%, 09/14/28	800	826,616
1.90%, 09/17/28	982	863,082
3.04%, 07/16/29	1,440	1,310,906
3.20%, 09/17/29	413	375,778
2.72%, 09/27/29	478	424,248
5.71%, 01/13/30	1,000	1,038,891
2.75%, 01/15/30	750	664,307
2.13%, 07/08/30	1,310	1,105,601
5.85%, 07/13/30	200	209,373
2.14%, 09/23/30	470	391,366
1.71%, 01/12/31(a)	235	189,181
2.22%, 09/17/31(a)	400	328,967
5.77%, 01/13/33	1,050	1,101,337
5.78%, 07/13/33	200	209,879
5.81%, 09/14/33(a)	600	632,868
Synchrony Bank
5.40%, 08/22/25	500	496,167
5.63%, 08/23/27	500	490,985
Synovus Bank/Columbus GA, 5.63%, 02/15/28	250	245,310
Toronto-Dominion Bank
3.77%, 06/06/25	400	394,059
0.75%, 09/11/25	550	516,471
0.75%, 01/06/26	1,493	1,385,980
5.10%, 01/09/26	508	512,318
1.20%, 06/03/26	881	812,098
5.53%, 07/17/26	1,025	1,043,407
1.25%, 09/10/26	911	834,401
5.26%, 12/11/26	165	167,802
2.80%, 03/10/27	637	602,457
4.11%, 06/08/27	1,016	996,977
4.69%, 09/15/27	800	798,657
5.16%, 01/10/28	750	760,948
5.52%, 07/17/28	847	871,090
2.00%, 09/10/31	911	753,959
2.45%, 01/12/32	413	344,338
3.20%, 03/10/32	1,015	894,595
4.46%, 06/08/32	1,010	972,595
(5-year USD Swap + 2.21%), 3.63%, 09/15/31(b)	1,015	976,727
Series FXD, 1.95%, 01/12/27	413	383,878
Truist Bank
1.50%, 03/10/25(a)	600	575,939
3.63%, 09/16/25	600	583,661
4.05%, 11/03/25	307	301,480
3.30%, 05/15/26	400	383,379

Security	Par (000)	Value

Banks (continued)
Truist Bank (continued)
3.80%, 10/30/26	$500	$480,573
2.25%, 03/11/30	761	634,658
Truist Financial Corp.
4.00%, 05/01/25	1,000	984,821
3.70%, 06/05/25	550	539,131
1.20%, 08/05/25	460	434,312
1.13%, 08/03/27	745	655,607
3.88%, 03/19/29(a)	330	309,554
1.95%, 06/05/30	659	550,067
(1-day SOFR + 0.61%), 1.27%, 03/02/27(b)	600	552,870
(1-day SOFR + 0.86%), 1.89%, 06/07/29(b)	829	722,718
(1-day SOFR + 1.37%), 4.12%, 06/06/28(b)	523	509,016
(1-day SOFR + 1.44%), 4.87%, 01/26/29(b)	750	741,427
(1-day SOFR + 1.46%), 4.26%, 07/28/26(a)(b)	2,000	1,970,731
(1-day SOFR + 1.62%), 5.44%, 01/24/30(b)	265	267,259
(1-day SOFR + 1.63%), 5.90%, 10/28/26(b)	400	404,647
(1-day SOFR + 1.85%), 5.12%, 01/26/34(b)	665	647,382
(1-day SOFR + 1.92%), 5.71%, 01/24/35(b)	1,170	1,189,724
(1-day SOFR + 2.05%), 6.05%, 06/08/27(b)	785	799,661
(1-day SOFR + 2.24%), 4.92%, 07/28/33(a)(b)	400	376,219
(1-day SOFR + 2.30%), 6.12%, 10/28/33(b)	500	519,249
(1-day SOFR + 2.36%), 5.87%, 06/08/34(b)	885	906,491
(1-day SOFR + 2.45%), 7.16%, 10/30/29(b)	1,035	1,117,764
U.S. Bancorp
1.45%, 05/12/25	1,300	1,244,034
3.95%, 11/17/25	476	468,867
3.10%, 04/27/26(a)	800	767,229
3.90%, 04/26/28(a)	1,659	1,604,806
3.00%, 07/30/29	634	572,508
1.38%, 07/22/30	509	410,360
(1-day SOFR + 0.73%), 2.22%, 01/27/28(b)	793	730,363
(1-day SOFR + 1.02%), 2.68%, 01/27/33(b)	413	343,835
(1-day SOFR + 1.23%), 4.65%, 02/01/29(b)	1,047	1,031,493
(1-day SOFR + 1.43%), 5.73%, 10/21/26(b)	600	605,934
(1-day SOFR + 1.56%), 5.38%, 01/23/30(a)(b)	200	202,370
(1-day SOFR + 1.60%), 4.84%, 02/01/34(a)(b)	1,300	1,249,619
(1-day SOFR + 1.66%), 4.55%, 07/22/28(b)	1,160	1,144,636
(1-day SOFR + 1.86%), 5.68%, 01/23/35(b)	1,192	1,219,651
(1-day SOFR + 1.88%), 6.79%, 10/26/27(b)	634	661,412
(1-day SOFR + 2.02%), 5.78%, 06/12/29(b)	1,045	1,070,602
(1-day SOFR + 2.09%), 5.85%, 10/21/33(b)	700	724,154
(1-day SOFR + 2.11%), 4.97%, 07/22/33(b)	675	641,011
(1-day SOFR + 2.26%), 5.84%, 06/12/34(b)	1,013	1,045,414
(5-year CMT + 0.95%), 2.49%, 11/03/36(b)	579	454,237
Series V, 2.38%, 07/22/26	857	808,676
Series X, 3.15%, 04/27/27	520	493,774
UBS AG, 5.65%, 09/11/28	1,000	1,033,624
UBS AG/London
5.80%, 09/11/25	400	405,208
1.25%, 06/01/26	600	552,420
UBS Group AG
3.75%, 03/26/25	1,637	1,608,705
4.55%, 04/17/26	1,474	1,458,180
Wells Fargo & Co.
3.00%, 02/19/25(a)	1,038	1,016,605
3.55%, 09/29/25	1,474	1,442,380
3.00%, 04/22/26	3,100	2,975,670
4.10%, 06/03/26	925	907,491
3.00%, 10/23/26	2,064	1,963,047
4.30%, 07/22/27	1,243	1,221,835
4.15%, 01/24/29	1,474	1,428,917
(1-day SOFR + 1.32%), 3.91%, 04/25/26(b)	1,331	1,308,452

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Wells Fargo & Co. (continued)
(1-day SOFR + 1.50%), 5.20%, 01/23/30(b)	$970	$977,542
(1-day SOFR + 1.50%), 3.35%, 03/02/33(b)	2,363	2,074,101
(1-day SOFR + 1.51%), 3.53%, 03/24/28(b)	2,359	2,260,868
(1-day SOFR + 1.56%), 4.54%, 08/15/26(a)(b)	1,000	989,935
(1-day SOFR + 1.74%), 5.57%, 07/25/29(b)	2,325	2,376,188
(1-day SOFR + 1.78%), 5.50%, 01/23/35(a)(b)	765	780,206
(1-day SOFR + 1.79%), 6.30%, 10/23/29(b)	1,571	1,655,752
(1-day SOFR + 1.98%), 4.81%, 07/25/28(b)	1,545	1,535,655
(1-day SOFR + 1.99%), 5.56%, 07/25/34(b)	2,506	2,558,484
(1-day SOFR + 2.00%), 2.19%, 04/30/26(b)	1,189	1,143,865
(1-day SOFR + 2.02%), 5.39%, 04/24/34(b)	2,235	2,255,090
(1-day SOFR + 2.06%), 6.49%, 10/23/34(b)	1,916	2,090,252
(1-day SOFR + 2.10%), 2.39%, 06/02/28(a)(b)	1,945	1,794,622
(1-day SOFR + 2.10%), 4.90%, 07/25/33(b)	2,530	2,472,476
(3-mo. CME Term SOFR + 1.01%), 2.16%, 02/11/26(b)	1,243	1,200,983
(3-mo. CME Term SOFR + 1.26%), 2.57%, 02/11/31(b)	1,243	1,081,538
(3-mo. CME Term SOFR + 1.43%), 3.20%, 06/17/27(b)	1,106	1,060,383
(3-mo. CME Term SOFR + 1.43%), 2.88%, 10/30/30(b)	2,409	2,145,441
(3-mo. CME Term SOFR + 1.57%), 3.58%, 05/22/28(b)	2,143	2,050,966
(3-mo. CME Term SOFR + 4.03%), 4.48%, 04/04/31(b)	1,859	1,804,068
Wells Fargo Bank NA
5.55%, 08/01/25	1,500	1,515,712
4.81%, 01/15/26	750	751,379
5.45%, 08/07/26	1,500	1,524,063
5.25%, 12/11/26	750	760,758
Westpac Banking Corp.
2.35%, 02/19/25	413	402,089
3.74%, 08/26/25	500	492,742
5.51%, 11/17/25(a)	500	507,329
2.85%, 05/13/26	863	831,334
1.15%, 06/03/26	829	765,864
2.70%, 08/19/26	736	704,011
3.35%, 03/08/27	700	676,148
4.04%, 08/26/27	600	594,107
5.46%, 11/18/27	800	824,221
3.40%, 01/25/28	735	704,422
5.54%, 11/17/28	920	957,001
1.95%, 11/20/28	829	734,626
2.65%, 01/16/30	657	592,692
2.15%, 06/03/31	736	618,843
6.82%, 11/17/33(a)	330	359,871
(1-year CMT + 2.68%), 5.41%, 08/10/33(b)	550	546,547
(5-year CMT + 1.35%), 2.89%, 02/04/30(b)	1,036	1,005,022
(5-year CMT + 1.53%), 3.02%, 11/18/36(b)	920	761,188
(5-year CMT + 1.75%), 2.67%, 11/15/35(b)	913	758,085
(5-year CMT + 2.00%), 4.11%, 07/24/34(b)	700	650,124
(5-year USD ICE Swap + 2.24%), 4.32%, 11/23/31(b)	1,104	1,069,793
Zions Bancorp NA, 3.25%, 10/29/29	261	217,432

		840,599,750

Beverages — 1.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 3.65%, 02/01/26	1,615	1,585,251

Security	Par (000)	Value

Beverages (continued)
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28	$1,679	$1,652,016
4.75%, 01/23/29	3,185	3,216,167
3.50%, 06/01/30(a)	1,311	1,238,778
4.90%, 01/23/31(a)	500	513,249
Brown-Forman Corp., 4.75%, 04/15/33(a)	200	202,357
Coca-Cola Co.
3.38%, 03/25/27	400	389,920
2.90%, 05/25/27	163	156,378
1.45%, 06/01/27(a)	1,000	914,245
1.50%, 03/05/28	829	747,476
1.00%, 03/15/28	776	683,791
2.13%, 09/06/29	829	742,875
3.45%, 03/25/30	745	708,339
1.65%, 06/01/30	894	760,673
2.00%, 03/05/31	312	267,599
1.38%, 03/15/31	776	633,584
2.25%, 01/05/32	1,059	913,287
Coca-Cola Femsa SAB de CV
2.75%, 01/22/30(a)	655	587,961
1.85%, 09/01/32	482	380,780
Constellation Brands, Inc.
4.40%, 11/15/25	290	287,064
4.75%, 12/01/25	129	128,500
5.00%, 02/02/26	150	149,804
3.70%, 12/06/26	620	603,442
3.50%, 05/09/27	179	172,571
4.35%, 05/09/27	400	396,563
3.60%, 02/15/28	350	335,736
4.65%, 11/15/28	250	249,505
4.80%, 01/15/29	175	175,797
3.15%, 08/01/29	829	765,448
2.88%, 05/01/30(a)	229	204,675
2.25%, 08/01/31	334	278,672
4.75%, 05/09/32	330	325,872
4.90%, 05/01/33	340	337,677
Diageo Capital PLC
1.38%, 09/29/25	500	473,966
5.20%, 10/24/25	200	201,836
5.38%, 10/05/26	600	613,149
5.30%, 10/24/27	500	512,479
3.88%, 05/18/28	478	468,812
2.38%, 10/24/29	566	504,672
2.00%, 04/29/30	478	413,085
2.13%, 04/29/32	478	394,569
5.50%, 01/24/33	500	526,782
5.63%, 10/05/33	600	640,729
Keurig Dr. Pepper, Inc.
4.42%, 05/25/25	350	347,116
3.40%, 11/15/25	300	292,131
2.55%, 09/15/26	252	238,639
3.43%, 06/15/27	314	302,585
4.60%, 05/25/28	702	702,216
3.95%, 04/15/29	632	611,699
3.20%, 05/01/30	413	378,161
2.25%, 03/15/31	413	350,291
4.05%, 04/15/32(a)	329	312,294
Molson Coors Beverage Co., 3.00%, 07/15/26	1,045	1,002,651
PepsiCo, Inc.
2.25%, 03/19/25	540	525,058
2.75%, 04/30/25	829	809,340
3.50%, 07/17/25	163	160,621

11

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
PepsiCo, Inc. (continued)
5.25%, 11/10/25	$350	$354,449
4.55%, 02/13/26	200	200,312
2.85%, 02/24/26	413	399,773
2.38%, 10/06/26	829	789,049
5.13%, 11/10/26	350	356,529
2.63%, 03/19/27	256	243,045
3.00%, 10/15/27	813	776,677
3.60%, 02/18/28	445	433,788
4.45%, 05/15/28(a)	200	203,027
7.00%, 03/01/29	250	279,821
2.63%, 07/29/29	829	760,837
2.75%, 03/19/30	771	700,926
1.63%, 05/01/30	496	419,686
1.40%, 02/25/31	244	199,072
1.95%, 10/21/31	816	685,067
3.90%, 07/18/32	585	562,220
4.45%, 02/15/33(a)	550	558,776

		39,411,987

Biotechnology — 0.9%
Amgen, Inc.
5.25%, 03/02/25	1,420	1,423,147
3.13%, 05/01/25(a)	620	605,465
5.51%, 03/02/26	850	850,143
2.60%, 08/19/26	591	562,305
2.20%, 02/21/27	1,148	1,069,748
3.20%, 11/02/27	665	634,998
5.15%, 03/02/28	2,497	2,542,201
1.65%, 08/15/28	800	706,778
3.00%, 02/22/29	300	279,802
4.05%, 08/18/29	600	584,141
2.45%, 02/21/30	550	487,138
5.25%, 03/02/30	1,832	1,875,638
2.30%, 02/25/31	550	469,533
2.00%, 01/15/32	460	377,730
3.35%, 02/22/32	666	603,190
4.20%, 03/01/33	600	568,594
5.25%, 03/02/33	2,830	2,887,063
Baxalta, Inc., 4.00%, 06/23/25	308	303,619
Biogen, Inc.
4.05%, 09/15/25	892	878,434
2.25%, 05/01/30	657	560,038
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27(a)	250	238,653
3.70%, 03/15/32	313	281,211
Gilead Sciences, Inc.
3.50%, 02/01/25	970	953,797
3.65%, 03/01/26	1,898	1,855,787
2.95%, 03/01/27	863	823,351
1.20%, 10/01/27	575	512,164
1.65%, 10/01/30(a)	527	440,206
5.25%, 10/15/33	765	793,984
Illumina, Inc.
5.80%, 12/12/25	200	202,077
5.75%, 12/13/27	200	204,636
2.55%, 03/23/31	195	163,251
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30	670	553,465
Royalty Pharma PLC
1.20%, 09/02/25	829	777,369

Security	Par (000)	Value

Biotechnology (continued)
Royalty Pharma PLC (continued)
1.75%, 09/02/27	$343	$308,513
2.20%, 09/02/30(a)	359	301,275
2.15%, 09/02/31	286	233,012

		26,912,456

Broadline Retail — 0.9%
Alibaba Group Holding Ltd.
3.40%, 12/06/27	1,628	1,543,035
2.13%, 02/09/31(a)	1,000	833,500
Amazon.com, Inc.
3.00%, 04/13/25	1,500	1,469,606
0.80%, 06/03/25	800	761,613
4.60%, 12/01/25	500	501,152
5.20%, 12/03/25(a)	638	645,507
1.00%, 05/12/26	2,013	1,864,447
3.30%, 04/13/27	1,210	1,174,844
1.20%, 06/03/27	509	459,864
3.15%, 08/22/27	2,231	2,143,783
4.55%, 12/01/27(a)	1,464	1,477,115
1.65%, 05/12/28	1,409	1,269,587
3.45%, 04/13/29	552	532,592
4.65%, 12/01/29	1,098	1,120,412
1.50%, 06/03/30(a)	1,465	1,238,032
2.10%, 05/12/31	2,197	1,879,246
3.60%, 04/13/32(a)	1,726	1,628,704
4.70%, 12/01/32	1,450	1,476,245
eBay, Inc.
1.90%, 03/11/25	829	799,840
5.90%, 11/22/25	278	282,534
1.40%, 05/10/26	325	301,224
3.60%, 06/05/27	829	801,409
2.70%, 03/11/30(a)	829	738,956
2.60%, 05/10/31(a)	254	219,383
6.30%, 11/22/32	278	302,070
JD.com, Inc.
3.88%, 04/29/26	200	194,680
3.38%, 01/14/30(a)	478	434,516
TJX Cos., Inc.
2.25%, 09/15/26	757	718,086
1.15%, 05/15/28	350	307,116
3.88%, 04/15/30	250	242,196
1.60%, 05/15/31	350	288,566

		27,649,860

Building Materials — 0.0%
Lennox International, Inc., 5.50%, 09/15/28	254	260,298

Building Products — 1.0%
Carlisle Cos., Inc.
3.75%, 12/01/27	400	384,083
2.75%, 03/01/30	311	273,900
2.20%, 03/01/32	225	183,465
Carrier Global Corp.
2.24%, 02/15/25	476	461,401
5.80%, 11/30/25(c)	670	679,634
2.49%, 02/15/27	542	508,429
2.72%, 02/15/30(a)	1,073	958,325
2.70%, 02/15/31	350	305,509
5.90%, 03/15/34(c)	100	106,860
Fortune Brands Innovations, Inc.
4.00%, 06/15/25	179	176,331

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Products (continued)
Fortune Brands Innovations, Inc. (continued)
3.25%, 09/15/29(a)	$413	$380,880
4.00%, 03/25/32	413	381,800
5.88%, 06/01/33	186	193,958
Home Depot, Inc.
2.70%, 04/15/25	159	155,421
3.35%, 09/15/25	993	973,682
4.00%, 09/15/25	450	446,171
3.00%, 04/01/26	910	883,300
2.13%, 09/15/26	413	389,613
4.95%, 09/30/26(a)	250	252,999
2.50%, 04/15/27	660	622,836
2.88%, 04/15/27	525	500,904
2.80%, 09/14/27	413	392,277
0.90%, 03/15/28(a)	558	488,439
1.50%, 09/15/28	413	365,612
3.90%, 12/06/28	700	687,568
4.90%, 04/15/29	250	255,973
2.95%, 06/15/29	1,226	1,143,925
2.70%, 04/15/30	1,051	952,215
1.38%, 03/15/31	875	709,054
1.88%, 09/15/31	413	341,945
3.25%, 04/15/32	734	668,656
4.50%, 09/15/32	600	600,115
Lowe’s Cos., Inc.
4.00%, 04/15/25	829	818,828
4.40%, 09/08/25	650	645,947
3.38%, 09/15/25	413	403,637
4.80%, 04/01/26	752	752,866
2.50%, 04/15/26	791	754,649
3.35%, 04/01/27(a)	350	337,851
3.10%, 05/03/27	1,000	958,124
1.30%, 04/15/28	699	613,639
1.70%, 09/15/28	752	664,415
3.65%, 04/05/29	1,013	972,988
4.50%, 04/15/30	829	823,379
1.70%, 10/15/30	941	780,298
2.63%, 04/01/31	1,129	981,991
3.75%, 04/01/32(a)	1,129	1,048,023
5.00%, 04/15/33(a)	850	861,405
5.15%, 07/01/33(a)	752	768,269

		28,011,589

Capital Markets — 1.6%
Ameriprise Financial, Inc.
3.00%, 04/02/25	250	244,362
2.88%, 09/15/26	413	395,091
5.70%, 12/15/28	175	183,265
4.50%, 05/13/32	313	307,666
5.15%, 05/15/33	210	214,934
Ares Capital Corp.
4.25%, 03/01/25	250	245,452
3.25%, 07/15/25	724	697,396
3.88%, 01/15/26	829	797,048
2.15%, 07/15/26	450	410,785
7.00%, 01/15/27	482	494,593
2.88%, 06/15/27	179	164,337
2.88%, 06/15/28	668	593,284
5.88%, 03/01/29	550	545,109
3.20%, 11/15/31	413	344,364
ARES Management Corp., 6.38%, 11/10/28	254	268,326

Security	Par (000)	Value

Capital Markets (continued)
Bain Capital Specialty Finance, Inc., 2.55%, 10/13/26	$130	$117,980
Blackstone Private Credit Fund
4.70%, 03/24/25	413	407,950
7.05%, 09/29/25	450	458,026
2.63%, 12/15/26	675	612,843
3.25%, 03/15/27	394	362,168
7.30%, 11/27/28(c)	300	312,968
4.00%, 01/15/29(a)	243	223,432
6.25%, 01/25/31(c)	150	149,282
Blackstone Secured Lending Fund
3.63%, 01/15/26	450	431,296
2.75%, 09/16/26(a)	300	276,580
2.13%, 02/15/27	400	360,121
2.85%, 09/30/28(a)	240	210,696
Blue Owl Capital Corp.
4.00%, 03/30/25(a)	286	279,524
3.75%, 07/22/25	198	191,291
4.25%, 01/15/26	250	241,667
3.40%, 07/15/26	829	776,212
2.63%, 01/15/27(a)	225	204,465
2.88%, 06/11/28	274	243,061
5.95%, 03/15/29	336	333,619
Blue Owl Capital Corp. III, 3.13%, 04/13/27	130	117,540
Blue Owl Credit Income Corp.
5.50%, 03/21/25	200	198,033
4.70%, 02/08/27	252	241,006
7.75%, 09/16/27	300	310,926
7.95%, 06/13/28(c)	398	417,438
7.75%, 01/15/29(a)(c)	352	367,498
6.65%, 03/15/31(c)	170	168,566
Brookfield Capital Finance LLC, 6.09%, 06/14/33	250	262,829
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, 01/30/32	399	322,765
Brookfield Finance, Inc.
4.25%, 06/02/26	179	176,097
3.90%, 01/25/28	869	840,675
4.85%, 03/29/29	400	398,697
4.35%, 04/15/30	413	397,254
2.72%, 04/15/31(a)	193	165,085
6.35%, 01/05/34	250	267,945
Charles Schwab Corp.
3.63%, 04/01/25	179	175,802
3.85%, 05/21/25	829	816,703
0.90%, 03/11/26	921	848,477
1.15%, 05/13/26	409	376,374
5.88%, 08/24/26	736	753,568
3.20%, 03/02/27	478	456,955
2.45%, 03/03/27	1,243	1,160,606
3.30%, 04/01/27	350	335,513
3.20%, 01/25/28	829	783,088
2.00%, 03/20/28	660	590,199
4.00%, 02/01/29(a)	442	429,868
3.25%, 05/22/29	130	121,394
2.75%, 10/01/29	179	161,861
4.63%, 03/22/30(a)	179	178,774
1.65%, 03/11/31	413	332,121
2.30%, 05/13/31	829	691,774
1.95%, 12/01/31	500	401,694
2.90%, 03/03/32	660	566,948
(1-day SOFR + 1.88%), 6.20%, 11/17/29(b)	956	999,865
(1-day SOFR + 2.01%), 6.14%, 08/24/34(a)(b)	775	819,066

13

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Capital Markets (continued)
Charles Schwab Corp. (continued)
(1-day SOFR + 2.21%), 5.64%, 05/19/29(b)	$500	$511,576
(1-day SOFR + 2.50%), 5.85%, 05/19/34(b)	956	990,308
CI Financial Corp., 3.20%, 12/17/30	496	399,660
Franklin Resources, Inc., 1.60%, 10/30/30(a)	400	326,777
FS KKR Capital Corp.
4.13%, 02/01/25	26	25,483
3.40%, 01/15/26	579	550,523
2.63%, 01/15/27	329	299,075
3.25%, 07/15/27(a)	413	379,083
3.13%, 10/12/28	213	187,489
7.88%, 01/15/29	250	265,279
Golub Capital BDC, Inc.
2.50%, 08/24/26	130	118,592
2.05%, 02/15/27	145	128,645
Invesco Finance PLC, 3.75%, 01/15/26	250	243,891
Jefferies Financial Group, Inc.
4.85%, 01/15/27	829	829,693
5.88%, 07/21/28	335	346,266
4.15%, 01/23/30	329	310,997
2.63%, 10/15/31	629	522,839
2.75%, 10/15/32(a)	459	376,681
Lazard Group LLC
4.50%, 09/19/28	200	194,242
4.38%, 03/11/29	479	459,619
LPL Holdings, Inc., 6.75%, 11/17/28	300	315,396
Main Street Capital Corp.
3.00%, 07/14/26	130	119,894
6.95%, 03/01/29(a)	115	116,893
Nasdaq, Inc.
5.65%, 06/28/25	70	70,657
3.85%, 06/30/26	496	484,979
5.35%, 06/28/28	565	579,430
1.65%, 01/15/31(a)	243	197,024
Nomura Holdings, Inc.
5.10%, 07/03/25	400	398,420
1.85%, 07/16/25	600	570,564
5.71%, 01/09/26	200	201,757
1.65%, 07/14/26	500	459,311
2.33%, 01/22/27	478	440,309
5.39%, 07/06/27	400	402,243
5.84%, 01/18/28(a)	200	205,071
6.07%, 07/12/28	450	465,893
2.17%, 07/14/28	800	704,014
2.71%, 01/22/29	478	425,550
5.61%, 07/06/29	400	408,534
3.10%, 01/16/30	635	563,797
2.68%, 07/16/30	910	779,333
2.61%, 07/14/31	450	373,530
3.00%, 01/22/32	450	379,306
6.18%, 01/18/33	600	638,409
6.09%, 07/12/33(a)	300	317,499
Oaktree Specialty Lending Corp., 7.10%, 02/15/29	100	103,199
Oesterreichische Kontrollbank AG, 5.00%, 10/23/26	900	918,848
Prospect Capital Corp.
3.36%, 11/15/26(a)	393	358,043
3.44%, 10/15/28	225	194,106
Raymond James Financial Inc., 4.65%, 04/01/30	336	337,737

Security	Par (000)	Value

Capital Markets (continued)
State Street Corp., 3.55%, 08/18/25	$700	$688,410
Stifel Financial Corp., 4.00%, 05/15/30	300	276,188

		47,713,259

Chemicals — 1.0%
Air Products and Chemicals, Inc.
1.50%, 10/15/25	483	458,811
1.85%, 05/15/27	342	314,999
2.05%, 05/15/30	623	541,754
4.80%, 03/03/33(a)	400	408,183
Albemarle Corp.
4.65%, 06/01/27	400	395,158
5.05%, 06/01/32(a)	300	291,469
Cabot Corp.
4.00%, 07/01/29	93	88,059
5.00%, 06/30/32	100	98,679
Celanese U.S. Holdings LLC
6.05%, 03/15/25	638	641,144
1.40%, 08/05/26	130	118,366
6.17%, 07/15/27	950	973,128
6.35%, 11/15/28	445	463,710
6.33%, 07/15/29	410	427,264
6.55%, 11/15/30	500	528,905
6.38%, 07/15/32(a)	620	647,803
6.70%, 11/15/33(a)	515	553,600
Dow Chemical Co.
4.80%, 11/30/28(a)	475	478,693
7.38%, 11/01/29	500	562,251
2.10%, 11/15/30	450	383,632
6.30%, 03/15/33(a)	600	659,663
DuPont de Nemours, Inc.
4.49%, 11/15/25	1,376	1,365,188
4.73%, 11/15/28	1,673	1,687,596
Eastman Chemical Co.
3.80%, 03/15/25	869	856,019
4.50%, 12/01/28(a)	179	175,802
5.75%, 03/08/33	160	164,789
Ecolab, Inc.
2.70%, 11/01/26	500	479,203
1.65%, 02/01/27	370	341,256
3.25%, 12/01/27	179	171,972
5.25%, 01/15/28(a)	150	154,122
4.80%, 03/24/30	413	421,317
1.30%, 01/30/31	660	530,974
2.13%, 02/01/32	329	275,556
EIDP, Inc.
1.70%, 07/15/25	660	629,681
4.50%, 05/15/26	350	349,000
2.30%, 07/15/30(a)	660	575,964
4.80%, 05/15/33(a)	350	351,597
FMC Corp.
5.15%, 05/18/26(a)	220	220,103
3.20%, 10/01/26	100	95,007
3.45%, 10/01/29	305	277,190
5.65%, 05/18/33(a)	220	218,856
Huntsman International LLC
4.50%, 05/01/29(a)	300	288,326
2.95%, 06/15/31	120	100,775
International Flavors & Fragrances, Inc., 4.45%, 09/26/28(a)	413	401,760

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Linde, Inc.
2.65%, 02/05/25	$107	$104,566
4.70%, 12/05/25	200	200,621
3.20%, 01/30/26	163	158,788
1.10%, 08/10/30	745	612,679
LYB International Finance II BV, 3.50%, 03/02/27	380	366,404
LYB International Finance III LLC
1.25%, 10/01/25	136	127,602
2.25%, 10/01/30(a)	558	475,520
5.63%, 05/15/33(a)	220	228,384
Mosaic Co.
4.05%, 11/15/27(a)	829	809,962
5.38%, 11/15/28(a)	200	203,976
5.45%, 11/15/33	272	274,527
Nutrien Ltd.
3.00%, 04/01/25	163	158,834
5.95%, 11/07/25(a)	350	355,833
4.00%, 12/15/26	163	159,527
4.90%, 03/27/28(a)	460	462,293
4.20%, 04/01/29	300	293,727
2.95%, 05/13/30	179	161,216
PPG Industries, Inc.
1.20%, 03/15/26	346	321,212
3.75%, 03/15/28	500	483,687
2.80%, 08/15/29	129	117,725
Rohm and Haas Co., 7.85%, 07/15/29	400	450,198
RPM International, Inc., 2.95%, 01/15/32	159	136,380
Sherwin-Williams Co.
3.45%, 08/01/25(a)	282	275,511
4.25%, 08/08/25	150	148,481
3.95%, 01/15/26	413	406,318
3.45%, 06/01/27	963	928,768
2.95%, 08/15/29	512	468,254
2.30%, 05/15/30(a)	350	304,107
2.20%, 03/15/32(a)	211	174,814
Westlake Corp.
3.60%, 08/15/26	413	399,698
3.38%, 06/15/30	225	205,568

		29,142,504

Commercial Services & Supplies — 0.2%
Cintas Corp. No. 2
3.45%, 05/01/25	159	156,119
3.70%, 04/01/27	685	670,244
4.00%, 05/01/32	350	335,499
GATX Corp.
3.25%, 09/15/26	620	595,058
3.85%, 03/30/27	413	399,293
4.70%, 04/01/29	179	177,839
4.00%, 06/30/30	250	234,922
1.90%, 06/01/31	159	126,416
3.50%, 06/01/32	350	307,133
4.90%, 03/15/33(a)	215	209,801
5.45%, 09/15/33(a)	300	301,895
Quanta Services, Inc.
2.90%, 10/01/30	443	388,576
2.35%, 01/15/32(a)	150	122,396
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32	250	202,207
UL Solutions, Inc., 6.50%, 10/20/28(c)	150	158,100

Security	Par (000)	Value

Commercial Services & Supplies (continued)
Veralto Corp.(c)
5.50%, 09/18/26	$325	$329,607
5.35%, 09/18/28	325	331,766
5.45%, 09/18/33	325	333,188

		5,380,059

Communications Equipment — 0.2%
Cisco Systems, Inc.
3.50%, 06/15/25	250	246,612
2.95%, 02/28/26	293	284,416
2.50%, 09/20/26	829	791,764
Juniper Networks, Inc.
1.20%, 12/10/25	262	244,125
3.75%, 08/15/29	413	390,154
2.00%, 12/10/30	250	204,709
Motorola Solutions, Inc.
4.60%, 02/23/28	413	411,063
4.60%, 05/23/29	799	792,559
2.30%, 11/15/30	694	585,141
2.75%, 05/24/31	550	468,642
5.60%, 06/01/32	368	378,310
Nokia OYJ, 4.38%, 06/12/27(a)	350	336,800

		5,134,295

Construction Materials — 0.2%
Eagle Materials, Inc., 2.50%, 07/01/31	313	264,579
Johnson Controls International PLC, 3.90%, 02/14/26	314	307,411
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30	325	270,273
2.00%, 09/16/31	579	476,189
4.90%, 12/01/32(a)	185	186,003
Martin Marietta Materials, Inc.
3.45%, 06/01/27	163	156,798
3.50%, 12/15/27	300	288,243
2.40%, 07/15/31	457	385,879
Series CB, 2.50%, 03/15/30	179	158,127
Masco Corp.
1.50%, 02/15/28	300	264,628
2.00%, 10/01/30(a)	109	90,354
2.00%, 02/15/31	413	340,622
Mohawk Industries, Inc.(a)
5.85%, 09/18/28	250	259,098
3.63%, 05/15/30	225	209,091
Owens Corning
3.95%, 08/15/29	270	257,775
3.88%, 06/01/30	225	210,664
Sun Communities Operating LP, 5.50%, 01/15/29	150	151,433
Trane Technologies Financing Ltd.
3.50%, 03/21/26(a)	200	194,929
3.80%, 03/21/29	300	289,972
5.25%, 03/03/33(a)	400	413,310
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28	400	388,221
Vulcan Materials Co.
5.80%, 03/01/26	350	350,210
3.90%, 04/01/27	129	125,582
3.50%, 06/01/30	400	371,243
WW Grainger, Inc., 1.85%, 02/15/25	250	242,091

		6,652,725

15

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Consumer Discretionary — 0.1%
RELX Capital, Inc.
4.00%, 03/18/29	$697	$678,870
3.00%, 05/22/30	450	409,953
4.75%, 05/20/32	210	210,876

		1,299,699

Consumer Finance — 3.0%
Ally Financial, Inc.
4.63%, 03/30/25	193	190,984
5.80%, 05/01/25(a)	293	294,023
4.75%, 06/09/27	500	486,292
7.10%, 11/15/27	300	315,476
2.20%, 11/02/28	285	244,434
8.00%, 11/01/31	1,429	1,580,271
(1-day SOFR + 2.82%), 6.85%, 01/03/30(b)	235	242,605
(1-day SOFR + 3.26%), 6.99%, 06/13/29(b)	500	517,867
American Express Co.
2.25%, 03/04/25	1,009	977,836
3.95%, 08/01/25	1,700	1,674,500
4.20%, 11/06/25	450	445,719
4.90%, 02/13/26	1,000	1,003,834
3.13%, 05/20/26	989	955,165
1.65%, 11/04/26	829	764,617
2.55%, 03/04/27	983	921,739
3.30%, 05/03/27	963	921,801
5.85%, 11/05/27(a)	1,190	1,241,293
4.05%, 05/03/29	709	699,498
(1-day SOFR + 0.97%), 5.39%, 07/28/27(b)	851	860,128
(1-day SOFR + 1.00%), 4.99%, 05/01/26(b)	886	885,176
(1-day SOFR + 1.28%), 5.28%, 07/27/29(b)	1,063	1,082,501
(1-day SOFR + 1.33%), 6.34%, 10/30/26(b)	851	868,468
(1-day SOFR + 1.76%), 4.42%, 08/03/33(b)	700	672,717
(1-day SOFR + 1.84%), 5.04%, 05/01/34(a)(b)	800	800,394
(1-day SOFR + 1.93%), 5.63%, 07/28/34(b)	50	51,355
(1-day SOFR + 1.94%), 6.49%, 10/30/31(a)(b)	708	767,026
(1-day SOFR + 2.26%), 4.99%, 05/26/33(a)(b)	300	296,983
Automatic Data Processing, Inc.
3.38%, 09/15/25	600	589,306
1.70%, 05/15/28	480	433,265
1.25%, 09/01/30	705	579,295
Block Financial LLC
2.50%, 07/15/28	421	378,110
3.88%, 08/15/30	229	209,505
Capital One Financial Corp.
3.20%, 02/05/25	163	159,651
4.25%, 04/30/25(a)	309	305,480
4.20%, 10/29/25(a)	929	913,120
3.75%, 07/28/26	900	867,430
3.75%, 03/09/27	757	726,819
3.65%, 05/11/27	409	391,208
3.80%, 01/31/28	829	792,006
(1-day SOFR + 0.86%), 1.88%, 11/02/27(b)	829	753,618
(1-day SOFR + 1.27%), 2.62%, 11/02/32(b)	413	332,192
(1-day SOFR + 1.29%), 2.64%, 03/03/26(b)	702	678,849
(1-day SOFR + 1.34%), 2.36%, 07/29/32(b)	829	627,571
(1-day SOFR + 1.79%), 3.27%, 03/01/30(b)	562	504,850
(1-day SOFR + 1.91%), 5.70%, 02/01/30(b)	150	151,462
(1-day SOFR + 2.06%), 4.93%, 05/10/28(b)	620	611,241
(1-day SOFR + 2.08%), 5.47%, 02/01/29(b)	325	325,530
(1-day SOFR + 2.16%), 4.99%, 07/24/26(b)	750	745,625
(1-day SOFR + 2.26%), 6.05%, 02/01/35(b)	190	193,079
(1-day SOFR + 2.37%), 5.27%, 05/10/33(b)	650	633,637

Security	Par (000)	Value

Consumer Finance (continued)
Capital One Financial Corp. (continued)
(1-day SOFR + 2.44%), 7.15%, 10/29/27(b)	$250	$260,530
(1-day SOFR + 2.60%), 5.25%, 07/26/30(a)(b)	300	296,190
(1-day SOFR + 2.60%), 5.82%, 02/01/34(b)	701	700,204
(1-day SOFR + 2.64%), 6.31%, 06/08/29(b)	1,065	1,097,913
(1-day SOFR + 2.86%), 6.38%, 06/08/34(b)	1,055	1,096,178
(1-day SOFR + 3.07%), 7.62%, 10/30/31(b)	940	1,038,334
Discover Financial Services
3.75%, 03/04/25	350	342,936
4.50%, 01/30/26(a)	400	395,061
4.10%, 02/09/27	400	384,583
6.70%, 11/29/32	500	523,735
(1-day SOFR Index + 3.37%), 7.96%, 11/02/34(b)	575	641,159
Equifax, Inc.
5.10%, 12/15/27	400	403,369
5.10%, 06/01/28(a)	220	222,573
3.10%, 05/15/30	354	318,445
2.35%, 09/15/31	829	687,749
Ford Motor Credit Co. LLC
5.13%, 06/16/25	2,200	2,180,870
4.13%, 08/04/25	800	781,491
3.38%, 11/13/25	1,200	1,151,683
4.39%, 01/08/26	700	682,194
6.95%, 03/06/26	600	613,471
6.95%, 06/10/26	200	205,210
4.54%, 08/01/26	200	194,357
2.70%, 08/10/26	400	371,779
5.80%, 03/05/27(a)	385	387,459
4.95%, 05/28/27	400	391,456
4.13%, 08/17/27	400	379,931
7.35%, 11/04/27	2,900	3,050,450
2.90%, 02/16/28	400	359,847
6.80%, 05/12/28	600	623,466
6.80%, 11/07/28	1,560	1,629,608
5.11%, 05/03/29	2,000	1,943,142
7.35%, 03/06/30(a)	600	642,454
7.20%, 06/10/30	200	212,669
4.00%, 11/13/30	1,600	1,427,043
6.05%, 03/05/31(a)	400	402,063
3.63%, 06/17/31	600	516,308
7.12%, 11/07/33	945	1,012,728
Global Payments, Inc.
2.65%, 02/15/25(a)	600	582,217
1.20%, 03/01/26	400	369,532
4.80%, 04/01/26(a)	413	411,057
2.15%, 01/15/27	404	373,780
4.95%, 08/15/27	275	275,901
4.45%, 06/01/28	350	341,411
3.20%, 08/15/29	563	509,568
5.30%, 08/15/29	520	522,937
2.90%, 05/15/30	504	443,870
2.90%, 11/15/31	321	273,594
5.40%, 08/15/32	335	338,134
International Finance Corp.
4.38%, 01/15/27(a)	1,000	1,002,390
4.50%, 07/13/28	1,100	1,121,631
Mastercard, Inc.
2.00%, 03/03/25	294	285,499
2.95%, 11/21/26(a)	400	386,043
3.30%, 03/26/27	653	633,532
3.50%, 02/26/28	179	174,177
4.88%, 03/09/28	410	421,485

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Consumer Finance (continued)
Mastercard, Inc. (continued)
2.95%, 06/01/29	$393	$367,762
3.35%, 03/26/30(a)	1,002	947,947
1.90%, 03/15/31	425	362,500
2.00%, 11/18/31(a)	274	230,670
4.85%, 03/09/33	200	205,368
Moody’s Corp.
3.75%, 03/24/25	300	296,039
3.25%, 01/15/28(a)	620	592,426
4.25%, 02/01/29(a)	129	127,425
2.00%, 08/19/31(a)	222	183,057
4.25%, 08/08/32	350	338,495
PayPal Holdings, Inc.
1.65%, 06/01/25	362	346,613
2.65%, 10/01/26	829	788,202
3.90%, 06/01/27	350	343,693
2.85%, 10/01/29	856	779,444
2.30%, 06/01/30	384	333,119
4.40%, 06/01/32	430	423,822
S&P Global, Inc.
2.95%, 01/22/27	348	333,805
2.45%, 03/01/27	700	658,898
4.75%, 08/01/28	329	333,981
2.70%, 03/01/29	630	579,761
4.25%, 05/01/29(a)	829	819,644
2.50%, 12/01/29	239	214,001
1.25%, 08/15/30	355	288,971
2.90%, 03/01/32	800	704,706
5.25%, 09/15/33(a)(c)	521	538,729
Synchrony Financial
4.88%, 06/13/25	485	478,232
4.50%, 07/23/25	473	463,526
3.70%, 08/04/26(a)	200	189,810
3.95%, 12/01/27	479	449,683
5.15%, 03/19/29	413	400,072
2.88%, 10/28/31	236	187,740
Visa, Inc.
3.15%, 12/14/25	2,796	2,731,617
1.90%, 04/15/27(a)	1,049	976,957
0.75%, 08/15/27	350	310,833
2.75%, 09/15/27	303	287,631
2.05%, 04/15/30	829	726,357
1.10%, 02/15/31(a)	698	561,331
Western Union Co.
1.35%, 03/15/26	745	687,968
2.75%, 03/15/31	95	79,059

		87,370,841

Consumer Staples Distribution & Retail — 1.3%
Ahold Finance USA LLC, 6.88%, 05/01/29(a)	179	197,401
Campbell Soup Co.
3.95%, 03/15/25	450	443,774
3.30%, 03/19/25	413	404,026
4.15%, 03/15/28	500	489,293
2.38%, 04/24/30(a)	159	137,412
Costco Wholesale Corp.
3.00%, 05/18/27	657	633,513
1.38%, 06/20/27(a)	700	635,779
1.60%, 04/20/30	1,243	1,055,362
1.75%, 04/20/32	413	337,918
Dollar General Corp.
4.15%, 11/01/25	306	301,441

Security	Par (000)	Value

Consumer Staples Distribution & Retail (continued)
Dollar General Corp. (continued)
3.88%, 04/15/27	$350	$339,697
4.63%, 11/01/27	270	268,302
4.13%, 05/01/28	300	293,849
5.20%, 07/05/28(a)	140	142,405
3.50%, 04/03/30	400	368,823
5.00%, 11/01/32(a)	355	352,975
5.45%, 07/05/33(a)	630	640,123
Dollar Tree, Inc.
4.00%, 05/15/25	400	393,879
4.20%, 05/15/28	829	809,856
2.65%, 12/01/31	413	351,562
General Mills, Inc.
4.00%, 04/17/25	500	493,826
5.24%, 11/18/25	324	323,996
4.70%, 01/30/27(a)	275	275,304
3.20%, 02/10/27	487	466,952
4.20%, 04/17/28	829	816,803
5.50%, 10/17/28	165	170,673
2.88%, 04/15/30	487	438,602
2.25%, 10/14/31	279	232,239
4.95%, 03/29/33(a)	670	670,664
Ingredion, Inc.
3.20%, 10/01/26	350	336,387
2.90%, 06/01/30	250	223,330
Kellanova
3.25%, 04/01/26	300	290,931
4.30%, 05/15/28	179	177,050
2.10%, 06/01/30	159	136,402
5.25%, 03/01/33(a)	200	203,838
Kellogg Co.
3.40%, 11/15/27	450	432,074
Series B, 7.45%, 04/01/31	400	456,827
Kraft Heinz Foods Co.
3.00%, 06/01/26	1,416	1,360,205
3.88%, 05/15/27(a)	1,018	995,258
4.63%, 01/30/29(a)	163	162,990
3.75%, 04/01/30(a)	371	352,234
4.25%, 03/01/31	163	157,733
6.75%, 03/15/32	130	146,170
Kroger Co.
3.50%, 02/01/26	408	398,101
2.65%, 10/15/26(a)	829	783,985
3.70%, 08/01/27	413	399,713
4.50%, 01/15/29	229	226,940
2.20%, 05/01/30	193	165,122
1.70%, 01/15/31(a)	183	148,541
7.50%, 04/01/31(a)	252	288,428
McCormick & Co., Inc.
0.90%, 02/15/26	308	284,312
3.40%, 08/15/27	350	335,121
2.50%, 04/15/30	209	183,081
1.85%, 02/15/31	314	256,994
4.95%, 04/15/33(a)	300	299,692
Sysco Corp.
3.75%, 10/01/25(a)	476	466,872
3.30%, 07/15/26	520	504,762
3.25%, 07/15/27	829	791,301
5.75%, 01/17/29	200	208,603
2.40%, 02/15/30	348	305,959
5.95%, 04/01/30	529	562,211
2.45%, 12/14/31	413	350,546

17

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Consumer Staples Distribution & Retail (continued)
Sysco Corp. (continued)
6.00%, 01/17/34	$200	$215,446
Target Corp.
2.25%, 04/15/25	527	511,703
2.50%, 04/15/26	613	590,040
1.95%, 01/15/27	346	324,033
3.38%, 04/15/29(a)	829	792,239
2.35%, 02/15/30	811	722,295
2.65%, 09/15/30	161	144,347
4.50%, 09/15/32(a)	400	396,282
4.40%, 01/15/33	250	248,318
Walmart, Inc.
3.55%, 06/26/25	350	345,472
3.90%, 09/09/25	1,300	1,288,337
4.00%, 04/15/26	270	267,920
3.05%, 07/08/26	350	339,823
1.05%, 09/17/26	656	604,829
5.88%, 04/05/27(a)	800	842,427
3.95%, 09/09/27	550	546,710
3.90%, 04/15/28	320	316,761
3.70%, 06/26/28	874	861,126
1.50%, 09/22/28(a)	739	659,585
3.25%, 07/08/29(a)	400	383,693
7.55%, 02/15/30	278	327,144
4.00%, 04/15/30	500	495,857
1.80%, 09/22/31	1,182	991,823
4.15%, 09/09/32(a)	500	494,675
4.10%, 04/15/33	1,000	977,687

		38,566,734

Containers & Packaging — 0.3%
Amcor Finance USA, Inc.
3.63%, 04/28/26(a)	350	338,714
4.50%, 05/15/28	250	245,819
5.63%, 05/26/33	220	227,971
Amcor Flexibles North America, Inc.
4.00%, 05/17/25	313	308,367
2.63%, 06/19/30	205	177,784
2.69%, 05/25/31	213	183,369
Avery Dennison Corp.
4.88%, 12/06/28	350	353,340
2.65%, 04/30/30	350	310,117
2.25%, 02/15/32	413	339,112
5.75%, 03/15/33	270	285,877
Berry Global, Inc.
1.57%, 01/15/26(a)	829	773,863
1.65%, 01/15/27	413	372,975
5.50%, 04/15/28(a)(c)	350	353,561
5.65%, 01/15/34(c)	424	428,719
Packaging Corp. of America
3.40%, 12/15/27	350	334,810
3.00%, 12/15/29	130	118,084
5.70%, 12/01/33(a)	120	125,994
Sonoco Products Co.
1.80%, 02/01/25	159	153,565
2.25%, 02/01/27	88	81,646
3.13%, 05/01/30(a)	227	205,482
2.85%, 02/01/32	179	153,540
WestRock MWV LLC, 8.20%, 01/15/30(a)	26	30,047
WRKCo, Inc.
3.75%, 03/15/25	350	343,982
4.65%, 03/15/26	320	317,707

Security	Par (000)	Value

Containers & Packaging (continued)
WRKCo, Inc. (continued)
3.38%, 09/15/27	$413	$391,248
4.00%, 03/15/28	829	799,917
3.90%, 06/01/28	264	253,718
4.90%, 03/15/29(a)	829	832,560
3.00%, 06/15/33(a)	450	385,922

		9,227,810

Distributors — 0.0%
LKQ Corp.
5.75%, 06/15/28	400	408,182
6.25%, 06/15/33	350	365,192

		773,374

Diversified Consumer Services — 0.0%
Emory University, Series 2020, 2.14%, 09/01/30	250	217,897
Johns Hopkins University, Series A, 4.71%,
07/01/32(a)	125	127,098
Yale University, Series 2020, 1.48%, 04/15/30	98	82,994

		427,989

Diversified REITs — 1.5%
Agree LP, 4.80%, 10/01/32	200	190,232
American Tower Corp.
2.40%, 03/15/25	483	468,054
4.00%, 06/01/25	500	492,283
1.30%, 09/15/25	300	282,578
4.40%, 02/15/26	308	304,757
1.60%, 04/15/26	421	391,620
1.45%, 09/15/26	191	174,580
3.38%, 10/15/26(a)	413	396,724
2.75%, 01/15/27	359	338,588
3.65%, 03/15/27	201	194,082
3.55%, 07/15/27	500	479,899
3.60%, 01/15/28	500	477,434
1.50%, 01/31/28	243	213,238
5.50%, 03/15/28	290	296,396
5.25%, 07/15/28	200	202,874
5.80%, 11/15/28	420	435,492
3.95%, 03/15/29	413	395,324
3.80%, 08/15/29	1,063	1,002,968
2.90%, 01/15/30	447	397,848
2.10%, 06/15/30	309	259,530
1.88%, 10/15/30	399	327,077
2.70%, 04/15/31	496	425,121
2.30%, 09/15/31	591	488,899
4.05%, 03/15/32(a)	366	341,964
5.65%, 03/15/33	290	299,538
5.55%, 07/15/33	524	538,215
5.90%, 11/15/33	500	527,554
Broadstone Net Lease LLC, 2.60%, 09/15/31	220	172,968
Crown Castle, Inc.
4.45%, 02/15/26	350	345,481
3.70%, 06/15/26	209	202,439
1.05%, 07/15/26(a)	409	371,060
4.00%, 03/01/27	829	803,957
2.90%, 03/15/27	430	403,243
3.65%, 09/01/27	600	571,242
5.00%, 01/11/28	645	641,745
3.80%, 02/15/28	409	388,915
4.80%, 09/01/28	220	217,306
4.30%, 02/15/29	450	431,997
5.60%, 06/01/29	425	433,039
3.10%, 11/15/29	400	358,564

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified REITs (continued)
Crown Castle, Inc. (continued)
3.30%, 07/01/30	$300	$268,054
2.25%, 01/15/31	829	685,028
2.10%, 04/01/31	393	319,918
2.50%, 07/15/31	500	416,676
5.10%, 05/01/33(a)	225	222,245
5.80%, 03/01/34	350	360,690
Digital Realty Trust LP
3.70%, 08/15/27	829	801,819
5.55%, 01/15/28	685	700,373
4.45%, 07/15/28	350	343,180
3.60%, 07/01/29(a)	620	581,270
EPR Properties
4.50%, 04/01/25	130	127,686
4.75%, 12/15/26	225	217,046
4.50%, 06/01/27	225	214,064
4.95%, 04/15/28	225	216,194
3.75%, 08/15/29	225	200,677
3.60%, 11/15/31(a)	250	209,091
Equinix, Inc.
1.25%, 07/15/25	393	371,762
1.00%, 09/15/25	829	776,749
1.45%, 05/15/26	325	301,456
2.90%, 11/18/26	446	423,525
1.80%, 07/15/27	372	337,436
1.55%, 03/15/28	691	609,289
2.00%, 05/15/28	308	274,741
3.20%, 11/18/29	892	815,579
2.15%, 07/15/30	817	690,082
2.50%, 05/15/31	533	452,723
3.90%, 04/15/32	800	740,337
GLP Capital LP/GLP Financing II, Inc.
5.25%, 06/01/25	329	327,523
5.38%, 04/15/26	450	448,473
5.75%, 06/01/28	340	342,312
5.30%, 01/15/29	829	816,732
4.00%, 01/15/30	311	283,382
4.00%, 01/15/31	400	355,877
3.25%, 01/15/32	450	378,455
6.75%, 12/01/33(a)	25	26,607
Kite Realty Group Trust, 4.75%, 09/15/30	200	192,674
National Health Investors, Inc., 3.00%, 02/01/31	200	159,125
Phillips Edison Grocery Center Operating
Partnership I LP, 2.63%, 11/15/31	95	77,516
Prologis LP
3.25%, 06/30/26(a)	413	400,283
3.25%, 10/01/26	266	256,314
2.13%, 04/15/27	350	324,017
3.38%, 12/15/27	316	302,191
4.88%, 06/15/28	527	534,133
3.88%, 09/15/28	250	242,470
4.00%, 09/15/28	200	195,129
2.88%, 11/15/29	447	407,339
2.25%, 04/15/30	703	614,734
1.75%, 07/01/30	243	203,213
1.25%, 10/15/30(a)	300	242,367
1.75%, 02/01/31	191	157,249
1.63%, 03/15/31	282	227,764
2.25%, 01/15/32	210	174,824
4.63%, 01/15/33(a)	465	457,947
4.75%, 06/15/33(a)	505	502,504
5.13%, 01/15/34	506	513,913

Security	Par (000)	Value

Diversified REITs (continued)
Prologis LP (continued)
5.00%, 03/15/34	$275	$276,251
Rayonier LP, 2.75%, 05/17/31(a)	241	199,815
Rexford Industrial Realty LP
5.00%, 06/15/28	120	120,475
2.13%, 12/01/30	329	271,054
2.15%, 09/01/31	366	294,387
Safehold GL Holdings LLC, 2.80%, 06/15/31(a)	129	107,363
Sun Communities Operating LP
2.30%, 11/01/28(a)	231	203,498
2.70%, 07/15/31	307	255,003
4.20%, 04/15/32(a)	201	182,546
5.70%, 01/15/33	250	252,298
VICI Properties LP
4.38%, 05/15/25	64	62,910
4.75%, 02/15/28	868	849,910
4.95%, 02/15/30(a)	500	484,720
5.13%, 05/15/32	950	907,847
Weyerhaeuser Co.
4.75%, 05/15/26	300	298,459
4.00%, 11/15/29	829	791,512
4.00%, 04/15/30	500	476,680
7.38%, 03/15/32(a)	403	465,440
3.38%, 03/09/33	250	220,185
WP Carey, Inc.
3.85%, 07/15/29	393	369,707
2.40%, 02/01/31	304	255,575
2.45%, 02/01/32	572	467,319
2.25%, 04/01/33	258	200,387

		44,540,923

Diversified Telecommunication Services — 1.7%
AT&T, Inc.
5.54%, 02/20/26	700	700,255
1.70%, 03/25/26	2,654	2,486,816
3.80%, 02/15/27	450	438,359
4.25%, 03/01/27	2,000	1,973,823
2.30%, 06/01/27	1,350	1,251,315
1.65%, 02/01/28	1,150	1,025,326
4.10%, 02/15/28	928	908,088
4.35%, 03/01/29	1,450	1,425,789
4.30%, 02/15/30	1,500	1,458,729
2.75%, 06/01/31	1,619	1,408,154
2.25%, 02/01/32(a)	1,400	1,151,211
2.55%, 12/01/33	2,300	1,865,938
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/33(a)	592	600,480
Series US-5, 2.15%, 02/15/32	413	339,680
British Telecommunications PLC
5.13%, 12/04/28	478	485,421
9.63%, 12/15/30	1,476	1,824,563
Deutsche Telekom International Finance BV
8.75%, 06/15/30	2,534	3,018,333
9.25%, 06/01/32	362	467,112
Koninklijke KPN NV, 8.38%, 10/01/30	350	416,318
KT Corp., 4.00%, 08/08/25(a)(c)	400	393,812
Sprint Capital Corp.
6.88%, 11/15/28	1,450	1,566,618
8.75%, 03/15/32	1,000	1,225,763
Telefonica Emisiones SA, 4.10%, 03/08/27	615	602,286
Telefonica Europe BV, 8.25%, 09/15/30	525	610,543
TELUS Corp.
2.80%, 02/16/27	400	377,158

19

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Telecommunication Services (continued)
TELUS Corp. (continued)
3.70%, 09/15/27	$400	$385,301
3.40%, 05/13/32	360	320,159
Verizon Communications, Inc.
3.38%, 02/15/25	539	529,618
0.85%, 11/20/25	551	513,515
1.45%, 03/20/26	1,171	1,092,154
2.63%, 08/15/26	1,141	1,086,818
4.13%, 03/16/27	1,985	1,952,190
3.00%, 03/22/27	700	665,614
2.10%, 03/22/28	1,832	1,656,544
4.33%, 09/21/28	2,545	2,509,025
3.88%, 02/08/29	409	395,572
4.02%, 12/03/29	2,589	2,489,512
3.15%, 03/22/30	829	755,187
1.50%, 09/18/30	450	369,448
1.68%, 10/30/30	459	376,864
1.75%, 01/20/31	1,373	1,121,992
2.55%, 03/21/31	2,121	1,823,224
2.36%, 03/15/32	3,006	2,496,422
5.05%, 05/09/33	1,245	1,257,741
4.50%, 08/10/33	1,304	1,259,965

		51,078,755

Electric Utilities — 5.2%
AEP Texas, Inc.
3.95%, 06/01/28	413	398,894
4.70%, 05/15/32	130	126,819
5.40%, 06/01/33(a)	445	454,680
Series I, 2.10%, 07/01/30	600	505,085
AEP Transmission Co. LLC, 3.10%, 12/01/26	413	397,783
AES Corp.
1.38%, 01/15/26	829	768,876
5.45%, 06/01/28	320	324,200
2.45%, 01/15/31(a)	413	344,683
Alabama Power Co.
3.75%, 09/01/27	300	293,187
3.05%, 03/15/32	600	531,423
3.94%, 09/01/32	300	282,701
5.85%, 11/15/33	125	133,697
Series 20-A, 1.45%, 09/15/30	179	146,650
Ameren Corp.
5.70%, 12/01/26	300	306,643
1.95%, 03/15/27	637	584,620
5.00%, 01/15/29	250	251,426
3.50%, 01/15/31(a)	829	756,260
Ameren Illinois Co.
3.85%, 09/01/32	200	186,202
4.95%, 06/01/33(a)	250	252,497
American Electric Power Co., Inc.
5.70%, 08/15/25	450	453,460
5.75%, 11/01/27	400	412,425
3.20%, 11/13/27	260	246,761
5.20%, 01/15/29	775	786,823
2.30%, 03/01/30	225	193,832
5.95%, 11/01/32(a)	200	210,986
5.63%, 03/01/33	678	699,475
Series J, 4.30%, 12/01/28	413	403,253
Series N, 1.00%, 11/01/25	413	384,921
Appalachian Power Co.(a)
Series AA, 2.70%, 04/01/31	250	215,545

Security	Par (000)	Value

Electric Utilities (continued)
Appalachian Power Co.(a) (continued)
Series BB, 4.50%, 08/01/32	$400	$382,219
Arizona Public Service Co.
3.15%, 05/15/25	163	158,935
2.60%, 08/15/29(a)	413	369,326
2.20%, 12/15/31	129	105,300
6.35%, 12/15/32	300	325,457
5.55%, 08/01/33	175	180,826
Avangrid, Inc.
3.20%, 04/15/25(a)	300	292,097
3.80%, 06/01/29	400	376,323
Baltimore Gas and Electric Co.
2.40%, 08/15/26(a)	129	122,131
2.25%, 06/15/31	239	203,334
Berkshire Hathaway Energy Co.
3.50%, 02/01/25	28	27,539
4.05%, 04/15/25	1,009	999,053
3.25%, 04/15/28	413	391,735
3.70%, 07/15/30(a)	413	387,851
1.65%, 05/15/31	699	563,641
Black Hills Corp.
3.95%, 01/15/26	130	126,964
5.95%, 03/15/28	200	207,411
3.05%, 10/15/29	342	306,767
4.35%, 05/01/33	220	204,829
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28	105	107,676
4.95%, 04/01/33	560	566,053
Series AI, 4.45%, 10/01/32	100	97,750
CenterPoint Energy, Inc.
1.45%, 06/01/26	156	144,857
5.25%, 08/10/26	150	152,185
2.95%, 03/01/30(a)	129	115,358
2.65%, 06/01/31(a)	670	569,279
Cleco Corporate Holdings LLC, 3.74%, 05/01/26	413	399,445
CMS Energy Corp.
3.45%, 08/15/27	129	123,207
(5-year CMT + 4.12%), 4.75%, 06/01/50(b)	300	271,603
Commonwealth Edison Co.
2.55%, 06/15/26	163	155,783
3.70%, 08/15/28	413	398,309
4.90%, 02/01/33(a)	120	120,804
Connecticut Light and Power Co.
4.65%, 01/01/29	200	200,124
4.90%, 07/01/33	150	150,332
Series A, 3.20%, 03/15/27	413	396,345
Series A, 2.05%, 07/01/31	660	546,498
Consolidated Edison Co. of New York, Inc.
3.80%, 05/15/28	413	396,279
2.40%, 06/15/31	829	712,035
5.20%, 03/01/33	200	205,753
5.50%, 03/15/34	300	313,122
Series 20A, 3.35%, 04/01/30	193	180,079
Series D, 4.00%, 12/01/28	413	402,837
Constellation Energy Generation LLC
3.25%, 06/01/25	350	340,631
5.60%, 03/01/28	530	545,214
5.80%, 03/01/33	200	208,658
6.13%, 01/15/34	175	186,753
Consumers Energy Co.
4.65%, 03/01/28	250	251,374

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Consumers Energy Co. (continued)
3.80%, 11/15/28	$200	$193,765
4.90%, 02/15/29(a)	290	294,732
4.60%, 05/30/29	377	377,777
3.60%, 08/15/32	255	235,376
4.63%, 05/15/33	350	346,313
Dominion Energy South Carolina, Inc.
5.30%, 05/15/33	200	205,672
Series A, 2.30%, 12/01/31	130	109,072
Dominion Energy, Inc.
3.90%, 10/01/25	259	254,320
4.25%, 06/01/28	250	244,498
5.38%, 11/15/32(a)	500	507,137
Series A, 1.45%, 04/15/26(a)	130	120,776
Series A, 4.35%, 08/15/32(a)	500	476,940
Series C, 3.38%, 04/01/30	1,093	999,522
Series C, 2.25%, 08/15/31	388	319,956
Series F, 5.25%, 08/01/33	300	301,927
DTE Electric Co.
2.25%, 03/01/30	428	376,199
5.20%, 04/01/33(a)	300	309,045
Series A, 1.90%, 04/01/28	413	374,504
Series A, 3.00%, 03/01/32	279	246,768
Series C, 2.63%, 03/01/31	300	263,115
DTE Energy Co.
2.85%, 10/01/26	276	261,304
4.88%, 06/01/28(a)	500	501,888
2.95%, 03/01/30	79	70,149
Series C, 3.40%, 06/15/29(a)	581	541,185
Series F, 1.05%, 06/01/25	741	701,638
Duke Energy Carolinas LLC
2.95%, 12/01/26	430	414,252
3.95%, 11/15/28(a)	450	441,297
2.45%, 08/15/29	400	359,749
2.45%, 02/01/30	329	291,571
2.55%, 04/15/31(a)	225	195,234
2.85%, 03/15/32	458	396,374
4.95%, 01/15/33	1,335	1,345,228
4.85%, 01/15/34(a)	200	198,711
Series A, 6.00%, 12/01/28	413	436,154
Duke Energy Corp.
0.90%, 09/15/25	222	208,188
5.00%, 12/08/25	65	65,139
2.65%, 09/01/26	863	820,570
4.85%, 01/05/27	200	200,954
3.15%, 08/15/27	413	390,623
5.00%, 12/08/27	210	212,201
4.30%, 03/15/28	584	573,172
4.85%, 01/05/29	200	200,623
3.40%, 06/15/29	388	363,361
2.45%, 06/01/30	306	266,589
2.55%, 06/15/31(a)	829	705,505
4.50%, 08/15/32	746	717,126
5.75%, 09/15/33	375	391,862
(5-year CMT + 2.32%), 3.25%, 01/15/82(b)	516	421,332
Duke Energy Florida LLC
3.20%, 01/15/27	400	386,226
3.80%, 07/15/28	422	410,874
2.50%, 12/01/29	286	254,421
1.75%, 06/15/30	388	324,046
2.40%, 12/15/31	679	570,655
5.88%, 11/15/33	135	144,334
Duke Energy Ohio, Inc., 5.25%, 04/01/33	130	132,414

Security	Par (000)	Value

Electric Utilities (continued)
Duke Energy Progress LLC
3.25%, 08/15/25	$358	$350,260
3.70%, 09/01/28	300	289,929
3.45%, 03/15/29	413	392,869
2.00%, 08/15/31	426	351,011
3.40%, 04/01/32	313	282,427
5.25%, 03/15/33	120	122,938
Edison International
4.70%, 08/15/25	300	297,351
5.75%, 06/15/27	201	205,391
4.13%, 03/15/28	179	173,626
5.25%, 11/15/28	730	736,962
6.95%, 11/15/29	245	266,101
Emera U.S. Finance LP
3.55%, 06/15/26	240	230,810
2.64%, 06/15/31	145	119,064
Enel Americas SA, 4.00%, 10/25/26	276	266,009
Enel Chile SA, 4.88%, 06/12/28	400	394,060
Entergy Arkansas LLC
3.50%, 04/01/26	350	341,461
5.15%, 01/15/33	300	306,126
5.30%, 09/15/33	200	205,297
Entergy Corp.
0.90%, 09/15/25(a)	549	514,055
2.95%, 09/01/26	829	789,284
1.90%, 06/15/28	329	292,420
2.80%, 06/15/30	231	202,893
2.40%, 06/15/31(a)	496	416,032
Entergy Louisiana LLC
3.25%, 04/01/28	500	471,685
1.60%, 12/15/30	243	195,383
2.35%, 06/15/32	250	207,281
4.00%, 03/15/33	600	558,921
Entergy Mississippi LLC
2.85%, 06/01/28	413	383,845
5.00%, 09/01/33	40	39,949
Entergy Texas, Inc., 1.75%, 03/15/31	350	285,424
Evergy Kansas Central, Inc.
2.55%, 07/01/26	288	273,799
5.90%, 11/15/33(a)	150	160,329
Evergy Metro, Inc.
3.65%, 08/15/25	97	95,210
4.95%, 04/15/33	115	114,252
Evergy, Inc., 2.90%, 09/15/29	413	372,084
Eversource Energy
4.75%, 05/15/26	70	69,561
5.00%, 01/01/27	175	175,338
2.90%, 03/01/27	313	295,077
4.60%, 07/01/27	400	395,873
5.45%, 03/01/28(a)	765	778,850
5.95%, 02/01/29(a)	350	364,010
2.55%, 03/15/31	413	346,934
3.38%, 03/01/32	313	272,926
5.13%, 05/15/33	400	393,876
5.50%, 01/01/34	400	404,584
Series M, 3.30%, 01/15/28	143	134,478
Series O, 4.25%, 04/01/29	193	185,872
Series Q, 0.80%, 08/15/25	660	616,961
Series R, 1.65%, 08/15/30	400	324,174
Series U, 1.40%, 08/15/26	413	378,062
Exelon Corp.
3.95%, 06/15/25(a)	620	611,003
3.40%, 04/15/26	620	601,436

21

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Exelon Corp. (continued)
5.15%, 03/15/28	$550	$558,051
4.05%, 04/15/30	829	790,698
3.35%, 03/15/32(a)	650	577,056
5.30%, 03/15/33(a)	300	303,192
Series WI, 2.75%, 03/15/27	347	326,351
Florida Power & Light Co.
2.85%, 04/01/25	557	545,241
3.13%, 12/01/25	413	402,762
4.45%, 05/15/26	115	114,993
5.05%, 04/01/28	1,305	1,336,365
4.40%, 05/15/28	470	471,207
4.63%, 05/15/30(a)	180	180,948
2.45%, 02/03/32	919	783,593
5.10%, 04/01/33	290	297,830
4.80%, 05/15/33(a)	315	316,433
Fortis, Inc./Canada, 3.06%, 10/04/26	829	788,787
Georgia Power Co.
3.25%, 03/30/27	250	239,635
4.65%, 05/16/28	400	400,721
4.70%, 05/15/32	430	424,615
4.95%, 05/17/33	754	754,246
Series B, 2.65%, 09/15/29	229	206,470
Interstate Power and Light Co.
4.10%, 09/26/28(a)	225	218,840
2.30%, 06/01/30(a)	400	341,989
5.70%, 10/15/33	150	157,090
IPALCO Enterprises, Inc., 4.25%, 05/01/30	179	168,025
ITC Holdings Corp.
3.25%, 06/30/26	129	124,125
3.35%, 11/15/27	350	333,639
Kentucky Utilities Co., 5.45%, 04/15/33	175	180,819
Louisville Gas and Electric Co., 5.45%, 04/15/33	95	98,201
MidAmerican Energy Co.
3.10%, 05/01/27	274	262,098
3.65%, 04/15/29	763	730,722
6.75%, 12/30/31	291	331,743
5.35%, 01/15/34(a)	175	183,111
Mississippi Power Co., 3.95%, 03/30/28	300	291,201
National Grid PLC
5.60%, 06/12/28	500	514,647
5.81%, 06/12/33	550	572,494
5.42%, 01/11/34	275	275,422
National Rural Utilities Cooperative Finance Corp.
1.88%, 02/07/25	413	400,032
3.45%, 06/15/25	130	127,505
5.45%, 10/30/25	100	101,066
4.45%, 03/13/26	100	99,525
1.00%, 06/15/26	600	550,494
5.60%, 11/13/26	150	153,803
4.80%, 02/05/27(d)	250	250,837
3.40%, 02/07/28	809	777,705
4.80%, 03/15/28	215	217,650
5.05%, 09/15/28	175	178,628
4.85%, 02/07/29(d)	250	252,026
2.40%, 03/15/30	686	599,561
5.00%, 02/07/31(d)	200	201,379
1.35%, 03/15/31	200	158,321
2.75%, 04/15/32(a)	413	353,436
4.02%, 11/01/32(a)	600	561,064
4.15%, 12/15/32	200	188,313
5.80%, 01/15/33	175	184,709

Security	Par (000)	Value

Electric Utilities (continued)
National Rural Utilities Cooperative Finance Corp. (continued)
(5-year CMT + 3.53%), 7.13%, 09/15/53(b)	$200	$207,446
Nevada Power Co., Series DD, 2.40%, 05/01/30	329	285,616
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/25	1,180	1,189,946
4.45%, 06/20/25	300	297,396
5.75%, 09/01/25	1,037	1,047,472
4.95%, 01/29/26	500	500,021
1.88%, 01/15/27	736	679,131
3.55%, 05/01/27	829	798,321
4.63%, 07/15/27(a)	1,000	996,887
4.90%, 02/28/28	500	502,291
1.90%, 06/15/28	816	723,332
4.90%, 03/15/29	500	501,064
3.50%, 04/01/29	1,000	941,897
2.75%, 11/01/29	609	545,219
5.00%, 02/28/30	500	503,263
2.25%, 06/01/30	1,058	904,129
2.44%, 01/15/32	849	704,001
5.00%, 07/15/32(a)	670	667,094
5.05%, 02/28/33(a)	500	498,659
5.25%, 03/15/34	500	503,146
Northern States Power Co., 2.25%, 04/01/31	100	85,415
NSTAR Electric Co., 3.20%, 05/15/27	322	310,362
Ohio Power Co.
5.00%, 06/01/33(a)	70	70,157
Series Q, 1.63%, 01/15/31	359	291,506
Oklahoma Gas and Electric Co.
3.25%, 04/01/30	79	71,887
5.40%, 01/15/33	200	207,437
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25	480	448,302
3.70%, 11/15/28	293	284,659
2.75%, 05/15/30	829	742,205
7.00%, 05/01/32	800	909,643
4.15%, 06/01/32	296	283,572
4.55%, 09/15/32(a)	519	511,815
5.65%, 11/15/33	295	312,534
Pacific Gas and Electric Co.
4.95%, 06/08/25	500	497,535
3.45%, 07/01/25	800	780,435
3.15%, 01/01/26(a)	1,109	1,066,159
5.45%, 06/15/27	500	502,964
2.10%, 08/01/27	483	437,015
3.30%, 12/01/27	655	613,787
3.00%, 06/15/28	516	473,432
3.75%, 07/01/28	550	518,052
6.10%, 01/15/29	565	585,367
4.20%, 03/01/29	620	591,328
4.55%, 07/01/30(a)	1,659	1,585,440
2.50%, 02/01/31	1,243	1,031,680
3.25%, 06/01/31	550	477,665
4.40%, 03/01/32	143	132,375
5.90%, 06/15/32(a)	850	869,469
6.15%, 01/15/33	170	176,729
6.40%, 06/15/33	590	626,318
6.95%, 03/15/34(a)	435	479,138
PacifiCorp
5.10%, 02/15/29	300	303,590
5.30%, 02/15/31	300	304,341
7.70%, 11/15/31	400	468,038

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
PacifiCorp (continued)
5.45%, 02/15/34	$300	$304,054
PECO Energy Co., 4.90%, 06/15/33	264	266,362
PPL Capital Funding, Inc., 3.10%, 05/15/26	400	384,792
PPL Electric Utilities Corp.
5.00%, 05/15/33	500	509,181
4.85%, 02/15/34	200	200,608
Progress Energy, Inc., 7.75%, 03/01/31	330	379,347
Public Service Co. of Colorado
3.70%, 06/15/28(a)	129	124,787
1.88%, 06/15/31	450	368,769
Series 35, 1.90%, 01/15/31	160	132,752
Series 38, 4.10%, 06/01/32	150	142,159
Public Service Co. of New Hampshire, 5.35%, 10/01/33	200	207,586
Public Service Co. of Oklahoma
5.25%, 01/15/33	200	201,711
Series J, 2.20%, 08/15/31	413	341,393
Public Service Electric and Gas Co.
0.95%, 03/15/26	332	307,760
2.25%, 09/15/26	314	296,329
3.00%, 05/15/27	314	300,367
3.70%, 05/01/28	276	267,791
3.20%, 05/15/29	413	388,756
2.45%, 01/15/30	329	291,507
1.90%, 08/15/31	679	556,922
3.10%, 03/15/32	400	355,534
4.90%, 12/15/32	480	484,687
4.65%, 03/15/33	135	133,987
5.20%, 08/01/33	370	383,405
Public Service Enterprise Group, Inc.
0.80%, 08/15/25	209	196,215
5.85%, 11/15/27	400	416,398
5.88%, 10/15/28	250	261,321
1.60%, 08/15/30	252	205,935
2.45%, 11/15/31	350	291,098
6.13%, 10/15/33	250	267,213
Puget Energy, Inc.
3.65%, 05/15/25	163	159,253
2.38%, 06/15/28	329	294,488
4.10%, 06/15/30	413	379,488
4.22%, 03/15/32	279	254,756
San Diego Gas & Electric Co.
2.50%, 05/15/26	350	334,415
4.95%, 08/15/28	695	705,358
Series VVV, 1.70%, 10/01/30(a)	413	341,450
Series XXX, 3.00%, 03/15/32(a)	350	309,598
Sempra
3.30%, 04/01/25	610	596,520
5.40%, 08/01/26	225	227,708
3.25%, 06/15/27	500	474,877
3.40%, 02/01/28	713	679,049
3.70%, 04/01/29	159	150,415
5.50%, 08/01/33	499	508,649
(5-year CMT + 2.87%), 4.13%, 04/01/52(b)	713	627,725
Sierra Pacific Power Co., 2.60%, 05/01/26	136	129,697
Southern California Edison Co.
4.90%, 06/01/26	140	140,458
4.88%, 02/01/27	275	275,552
5.85%, 11/01/27	500	520,127
5.30%, 03/01/28(a)	495	507,972
5.65%, 10/01/28	378	393,233

Security	Par (000)	Value

Electric Utilities (continued)
Southern California Edison Co. (continued)
6.65%, 04/01/29	$300	$320,111
2.85%, 08/01/29(a)	184	167,791
2.25%, 06/01/30	179	154,047
2.75%, 02/01/32	413	354,841
5.95%, 11/01/32(a)	525	559,615
6.00%, 01/15/34	332	356,022
5.20%, 06/01/34	275	277,079
Series A, 4.20%, 03/01/29	400	391,610
Series B, 3.65%, 03/01/28	275	263,362
Series C, 4.20%, 06/01/25	276	272,976
Series D, 4.70%, 06/01/27	300	300,940
Series E, 3.70%, 08/01/25	619	607,672
Series G, 2.50%, 06/01/31(a)	149	126,998
Southern Co.
5.15%, 10/06/25	200	200,727
3.25%, 07/01/26	1,327	1,280,577
5.11%, 08/01/27	500	506,100
4.85%, 06/15/28	570	573,470
5.50%, 03/15/29	175	181,008
5.70%, 10/15/32(a)	350	364,980
5.20%, 06/15/33	570	576,811
Series 21-A, (5-year CMT + 2.92%), 3.75%, 09/15/51(b)	500	466,079
Series 21-B, 1.75%, 03/15/28	304	271,411
Series A, 3.70%, 04/30/30	758	712,933
Series B, (5-year CMT + 3.73%), 4.00%, 01/15/51(b)	829	796,704
Southern Power Co., 4.15%, 12/01/25	650	641,621
Southwestern Electric Power Co.
5.30%, 04/01/33	75	75,282
Series M, 4.10%, 09/15/28	179	173,624
Tampa Electric Co., 4.90%, 03/01/29(a)	190	191,992
Tucson Electric Power Co., 1.50%, 08/01/30	116	94,563
Union Electric Co.
2.95%, 06/15/27	129	122,764
3.50%, 03/15/29	250	237,871
2.95%, 03/15/30	254	229,756
2.15%, 03/15/32	179	147,494
Virginia Electric and Power Co.
2.30%, 11/15/31(a)	413	345,724
2.40%, 03/30/32	530	444,079
5.00%, 04/01/33	275	275,991
5.30%, 08/15/33(a)	250	255,542
5.00%, 01/15/34	200	199,230
Series A, 3.15%, 01/15/26	458	444,486
Series A, 3.50%, 03/15/27	620	599,357
Series A, 3.80%, 04/01/28(a)	413	401,360
Series A, 2.88%, 07/15/29	55	50,789
Series B, 3.75%, 05/15/27	400	389,941
WEC Energy Group, Inc.
5.00%, 09/27/25	260	260,009
4.75%, 01/09/26	669	667,438
5.60%, 09/12/26	175	178,798
5.15%, 10/01/27	500	506,785
1.38%, 10/15/27	350	310,425
4.75%, 01/15/28(a)	250	249,833
2.20%, 12/15/28	350	312,354
1.80%, 10/15/30	301	246,375
Wisconsin Electric Power Co.
1.70%, 06/15/28	159	141,626
4.75%, 09/30/32	305	306,727

23

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Wisconsin Electric Power Co. (continued)
5.63%, 05/15/33	$200	$214,125
Wisconsin Power and Light Co.
3.00%, 07/01/29(a)	129	119,766
1.95%, 09/16/31	194	156,925
3.95%, 09/01/32	400	376,887
4.95%, 04/01/33	40	40,005
Wisconsin Public Service Corp., 5.35%, 11/10/25	250	252,502
Xcel Energy, Inc.
3.30%, 06/01/25	218	213,036
3.35%, 12/01/26	413	398,489
1.75%, 03/15/27	413	378,276
4.00%, 06/15/28	229	222,884
2.60%, 12/01/29	130	116,188
3.40%, 06/01/30	350	322,943
2.35%, 11/15/31	329	270,844
4.60%, 06/01/32	397	385,149
5.45%, 08/15/33	500	511,669

		152,120,802

Electrical Equipment — 0.2%
Acuity Brands Lighting, Inc., 2.15%, 12/15/30	250	209,103
Eaton Corp.
3.10%, 09/15/27	572	547,731
4.35%, 05/18/28(a)	342	341,289
4.00%, 11/02/32	324	311,351
4.15%, 03/15/33	700	675,191
Emerson Electric Co.
3.15%, 06/01/25	250	244,921
0.88%, 10/15/26	350	318,998
1.80%, 10/15/27	400	365,368
2.00%, 12/21/28	413	369,528
1.95%, 10/15/30	275	236,048
2.20%, 12/21/31(a)	550	467,557
Regal Rexnord Corp.(c)
6.05%, 02/15/26	450	454,790
6.05%, 04/15/28	500	507,324
6.30%, 02/15/30	500	513,945
6.40%, 04/15/33	700	727,460

		6,290,604

Electronic Equipment, Instruments & Components — 0.7%
Allegion PLC, 3.50%, 10/01/29	413	383,689
Allegion U.S. Holding Co., Inc., 5.41%, 07/01/32	500	510,562
Amphenol Corp.
4.75%, 03/30/26	25	25,049
4.35%, 06/01/29(a)	350	346,505
2.80%, 02/15/30	829	750,454
2.20%, 09/15/31	243	202,441
Arrow Electronics, Inc.
4.00%, 04/01/25	413	406,035
6.13%, 03/01/26	252	252,106
3.88%, 01/12/28	350	333,288
2.95%, 02/15/32	329	278,333
Avnet, Inc.
4.63%, 04/15/26	252	248,499
6.25%, 03/15/28	160	165,716
3.00%, 05/15/31	413	347,648
5.50%, 06/01/32	130	128,148
CDW LLC/CDW Finance Corp.
4.13%, 05/01/25	350	344,143
2.67%, 12/01/26	660	617,208
4.25%, 04/01/28(a)	329	315,261

Security	Par (000)	Value

Electronic Equipment, Instruments & Components (continued)
CDW LLC/CDW Finance Corp. (continued)
3.28%, 12/01/28	$660	$602,571
3.25%, 02/15/29	371	335,407
3.57%, 12/01/31	300	263,184
Flex Ltd.
4.75%, 06/15/25	250	246,927
3.75%, 02/01/26	250	242,983
6.00%, 01/15/28	300	307,794
4.88%, 06/15/29	413	405,174
4.88%, 05/12/30	243	236,526
Honeywell International, Inc.
1.35%, 06/01/25	472	452,229
2.50%, 11/01/26	1,070	1,020,271
1.10%, 03/01/27(a)	829	752,270
4.95%, 02/15/28(a)	356	365,710
4.25%, 01/15/29(a)	536	533,179
2.70%, 08/15/29	293	268,852
1.95%, 06/01/30	829	714,383
1.75%, 09/01/31	829	681,990
5.00%, 02/15/33	600	617,842
4.50%, 01/15/34	616	609,031
Jabil, Inc.
1.70%, 04/15/26	694	644,807
4.25%, 05/15/27	145	141,913
3.95%, 01/12/28	250	238,945
5.45%, 02/01/29	75	76,570
3.60%, 01/15/30	250	229,164
3.00%, 01/15/31	219	189,698
Keysight Technologies, Inc.
4.60%, 04/06/27	450	447,514
3.00%, 10/30/29	260	234,855
TD SYNNEX Corp.
1.75%, 08/09/26	279	254,617
2.38%, 08/09/28	179	156,816
2.65%, 08/09/31(a)	413	334,821
Teledyne FLIR LLC, 2.50%, 08/01/30	326	280,992
Teledyne Technologies, Inc.
1.60%, 04/01/26	302	281,270
2.25%, 04/01/28	350	317,052
2.75%, 04/01/31	829	717,408
Trimble, Inc.(a)
4.90%, 06/15/28	350	350,921
6.10%, 03/15/33	400	420,892
Tyco Electronics Group SA
4.50%, 02/13/26	300	298,890
3.13%, 08/15/27(a)	250	239,217
2.50%, 02/04/32	405	350,702
Vontier Corp.
1.80%, 04/01/26	496	456,891
2.40%, 04/01/28	200	176,010
2.95%, 04/01/31(a)	350	291,222

		21,442,595

Energy Equipment & Services — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co.- Obligor, Inc.
2.06%, 12/15/26	566	527,197
3.34%, 12/15/27	721	687,010
3.14%, 11/07/29	243	225,622
4.49%, 05/01/30(a)	350	347,036
Halliburton Co.
3.80%, 11/15/25	151	148,202
2.92%, 03/01/30	611	553,589

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Energy Equipment & Services (continued)
NOV, Inc., 3.60%, 12/01/29	$179	$166,545
Patterson-UTI Energy, Inc.
3.95%, 02/01/28	250	235,331
7.15%, 10/01/33(a)	300	320,571
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25	300	284,871
Schlumberger Investment SA
4.50%, 05/15/28	300	300,895
2.65%, 06/26/30	942	844,217
4.85%, 05/15/33(a)	300	302,507

		4,943,593

Environmental, Maintenance & Security Service — 0.4%
Republic Services, Inc.
3.20%, 03/15/25	163	159,736
0.88%, 11/15/25	260	242,066
2.90%, 07/01/26	370	355,608
3.38%, 11/15/27	400	384,533
3.95%, 05/15/28	592	579,703
4.88%, 04/01/29	555	561,975
2.30%, 03/01/30	444	388,692
1.45%, 02/15/31	727	585,767
1.75%, 02/15/32	829	665,596
2.38%, 03/15/33(a)	450	370,922
5.00%, 12/15/33	482	486,443
Waste Connections, Inc.
4.25%, 12/01/28	200	197,882
3.50%, 05/01/29	254	242,730
2.60%, 02/01/30	276	247,745
2.20%, 01/15/32	229	189,713
3.20%, 06/01/32(a)	342	304,306
4.20%, 01/15/33	800	767,762
Waste Management, Inc.
0.75%, 11/15/25	179	166,991
3.15%, 11/15/27(a)	829	792,862
1.15%, 03/15/28	374	328,231
4.88%, 02/15/29	375	381,736
2.00%, 06/01/29	159	140,242
4.63%, 02/15/30	400	401,993
1.50%, 03/15/31	829	671,327
4.15%, 04/15/32(a)	500	481,652
4.63%, 02/15/33	270	268,066

		10,364,279

Financial Services — 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.50%, 07/15/25	655	664,217
4.45%, 10/01/25	400	393,589
1.75%, 01/30/26	655	610,097
4.45%, 04/03/26	300	294,650
2.45%, 10/29/26	1,864	1,727,168
6.10%, 01/15/27	470	480,637
6.45%, 04/15/27(c)	1,300	1,345,073
3.65%, 07/21/27	655	623,263
4.63%, 10/15/27	300	293,975
3.88%, 01/23/28	300	285,353
5.75%, 06/06/28(a)	910	928,679
3.00%, 10/29/28	1,823	1,654,013
5.10%, 01/19/29	360	357,884
6.15%, 09/30/30	450	469,434
3.30%, 01/30/32	2,300	1,971,377
3.40%, 10/29/33(a)	900	760,238

Security	Par (000)	Value

Financial Services (continued)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (continued)
5.30%, 01/19/34	$450	$441,937
Air Lease Corp.
2.30%, 02/01/25	308	298,139
3.25%, 03/01/25	259	252,921
3.38%, 07/01/25	829	804,000
2.88%, 01/15/26(a)	829	791,347
3.75%, 06/01/26	450	435,556
1.88%, 08/15/26	550	506,185
2.20%, 01/15/27	450	413,293
3.63%, 04/01/27	1,000	949,370
3.63%, 12/01/27(a)	130	123,418
5.85%, 12/15/27	354	361,690
5.30%, 02/01/28	300	302,373
2.10%, 09/01/28	413	362,340
4.63%, 10/01/28	700	687,233
5.10%, 03/01/29	275	273,536
3.25%, 10/01/29	413	373,487
3.00%, 02/01/30	329	290,144
3.13%, 12/01/30	309	269,093
2.88%, 01/15/32	450	379,981
Aircastle Ltd., 4.25%, 06/15/26(a)	413	400,906
Andrew W Mellon Foundation, Series 2020, 0.95%, 08/01/27	29	25,667
Apollo Global Management, Inc., 6.38%, 11/15/33	125	136,007
Cboe Global Markets, Inc.
3.65%, 01/12/27	420	410,749
1.63%, 12/15/30(a)	159	130,546
3.00%, 03/16/32	579	510,662
CME Group, Inc.
3.00%, 03/15/25	286	280,445
3.75%, 06/15/28	179	174,743
2.65%, 03/15/32	321	280,113
GE Capital Funding LLC, 4.55%, 05/15/32(a)	250	244,451
Hercules Capital, Inc., 3.38%, 01/20/27	130	118,604
Inter-American Development Bank
4.38%, 02/01/27	1,000	1,007,633
4.13%, 02/15/29	2,600	2,613,751
4.50%, 09/13/33	1,300	1,335,804
Inter-American Investment Corp., 4.75%, 09/19/28	300	307,198
Intercontinental Exchange, Inc.
3.65%, 05/23/25(a)	693	680,709
3.75%, 12/01/25(a)	923	904,715
3.10%, 09/15/27	284	269,352
4.00%, 09/15/27	1,145	1,121,641
4.35%, 06/15/29	953	939,577
2.10%, 06/15/30(a)	637	545,084
1.85%, 09/15/32	610	482,340
4.60%, 03/15/33	800	785,610
ORIX Corp.
3.70%, 07/18/27	350	338,728
5.00%, 09/13/27(a)	200	202,535
2.25%, 03/09/31(a)	413	352,018
4.00%, 04/13/32	313	295,715
5.20%, 09/13/32(a)	200	205,905
Radian Group, Inc., 6.63%, 03/15/25	400	401,788
Voya Financial, Inc., 3.65%, 06/15/26(a)	288	278,703

		36,957,389

Food Products — 0.6%
Archer-Daniels-Midland Co.
2.50%, 08/11/26	608	572,458

25

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food Products (continued)
Archer-Daniels-Midland Co. (continued)
3.25%, 03/27/30	$500	$459,238
2.90%, 03/01/32	523	456,290
4.50%, 08/15/33(a)	310	302,094
Bunge Ltd. Finance Corp.
1.63%, 08/17/25	350	332,490
3.25%, 08/15/26	400	385,231
3.75%, 09/25/27	179	172,717
2.75%, 05/14/31	579	501,956
Conagra Brands, Inc.
5.30%, 10/01/26	250	252,751
1.38%, 11/01/27	323	283,766
7.00%, 10/01/28	200	215,503
4.85%, 11/01/28	500	498,229
8.25%, 09/15/30	200	233,932
Class F4, 4.60%, 11/01/25	829	822,071
Flowers Foods, Inc.
3.50%, 10/01/26	268	259,087
2.40%, 03/15/31(a)	350	296,129
Hershey Co.
2.30%, 08/15/26	350	332,684
4.25%, 05/04/28	35	34,907
2.45%, 11/15/29(a)	413	373,873
4.50%, 05/04/33(a)	50	50,212
Hormel Foods Corp.
1.70%, 06/03/28	277	247,706
1.80%, 06/11/30	400	338,918
J M Smucker Co.
3.50%, 03/15/25	336	330,168
3.38%, 12/15/27	250	239,406
5.90%, 11/15/28	375	392,249
2.13%, 03/15/32(a)	179	145,283
6.20%, 11/15/33(a)	575	622,348
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
2.50%, 01/15/27	400	369,544
5.13%, 02/01/28	500	494,862
3.00%, 02/02/29	350	309,538
5.50%, 01/15/30	700	683,880
3.63%, 01/15/32	550	468,192
3.00%, 05/15/32	900	731,344
5.75%, 04/01/33	1,180	1,168,269
JM Smucker Co., 2.38%, 03/15/30	250	217,270
Mondelez International, Inc.
1.50%, 05/04/25	288	276,056
2.63%, 03/17/27	259	244,595
4.13%, 05/07/28	260	256,775
2.75%, 04/13/30	459	414,185
1.50%, 02/04/31	480	389,416
3.00%, 03/17/32	400	352,444
1.88%, 10/15/32	413	332,932
Pilgrim’s Pride Corp.
4.25%, 04/15/31	450	405,234
3.50%, 03/01/32(a)	360	303,772
6.25%, 07/01/33	550	561,457
Tyson Foods, Inc.
4.00%, 03/01/26	300	294,569

Security	Par (000)	Value

Food Products (continued)
Tyson Foods, Inc. (continued)
3.55%, 06/02/27(a)	$829	$794,524
4.35%, 03/01/29	500	487,839

		18,708,393

Gas Utilities — 0.4%
Atmos Energy Corp.
3.00%, 06/15/27	350	333,373
2.63%, 09/15/29	136	124,007
1.50%, 01/15/31	429	347,776
5.90%, 11/15/33(a)	200	216,519
CenterPoint Energy Resources Corp.
5.25%, 03/01/28(a)	515	527,308
4.00%, 04/01/28	400	392,462
1.75%, 10/01/30(a)	159	132,676
4.40%, 07/01/32	200	193,176
5.40%, 03/01/33	400	413,567
Enterprise Products Operating LLC
4.60%, 01/11/27	300	300,858
4.85%, 01/31/34	300	300,180
National Fuel Gas Co.
5.20%, 07/15/25	400	398,217
5.50%, 01/15/26	350	351,621
5.50%, 10/01/26	140	141,187
2.95%, 03/01/31	413	348,200
NiSource, Inc.
0.95%, 08/15/25	721	677,440
3.49%, 05/15/27	829	798,651
5.25%, 03/30/28	555	566,113
2.95%, 09/01/29(a)	529	484,433
3.60%, 05/01/30	450	419,367
1.70%, 02/15/31	366	295,647
5.40%, 06/30/33(a)	60	61,509
ONE Gas, Inc., 5.10%, 04/01/29	40	40,830
Piedmont Natural Gas Co., Inc.
2.50%, 03/15/31	413	350,959
5.40%, 06/15/33	160	163,703
Southern California Gas Co.
2.95%, 04/15/27	530	503,902
5.20%, 06/01/33	220	224,866
Series TT, 2.60%, 06/15/26	186	177,797
Series XX, 2.55%, 02/01/30	229	201,793
Southern Co. Gas Capital Corp.
5.75%, 09/15/33	300	314,182
Series 20-A, 1.75%, 01/15/31	413	334,765
Southwest Gas Corp.
5.80%, 12/01/27	300	309,466
5.45%, 03/23/28(a)	65	66,394
2.20%, 06/15/30	129	109,582
4.05%, 03/15/32(a)	225	210,554

		10,833,080

Ground Transportation — 0.8%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25	350	343,163
3.65%, 09/01/25	620	609,817
7.00%, 12/15/25	163	170,067
3.25%, 06/15/27	1,450	1,398,313
Canadian National Railway Co.
2.75%, 03/01/26	463	446,203

S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ground Transportation (continued)
Canadian National Railway Co. (continued)
6.90%, 07/15/28	$250	$274,176
3.85%, 08/05/32	400	377,241
5.85%, 11/01/33	80	87,363
Canadian Pacific Railway Co.
2.90%, 02/01/25	829	810,066
1.75%, 12/02/26	613	567,161
4.00%, 06/01/28(a)	400	391,083
2.88%, 11/15/29	57	51,588
2.05%, 03/05/30	179	153,824
7.13%, 10/15/31(a)	163	185,022
2.45%, 12/02/31	916	844,396
CSX Corp.
3.35%, 11/01/25	451	440,284
2.60%, 11/01/26(a)	400	380,893
3.25%, 06/01/27	639	614,209
3.80%, 03/01/28	1,023	1,000,225
4.25%, 03/15/29	500	496,452
2.40%, 02/15/30	413	365,991
4.10%, 11/15/32	714	683,194
5.20%, 11/15/33(a)	300	309,938
JB Hunt Transport Services, Inc., 3.88%, 03/01/26	829	811,865
Kirby Corp., 4.20%, 03/01/28	250	243,193
Norfolk Southern Corp.
2.90%, 06/15/26	400	383,947
3.15%, 06/01/27(a)	727	696,785
3.80%, 08/01/28	446	434,304
2.55%, 11/01/29(a)	107	95,973
5.05%, 08/01/30	440	449,028
2.30%, 05/15/31(a)	372	316,930
3.00%, 03/15/32	374	328,924
4.45%, 03/01/33(a)	500	489,377
5.55%, 03/15/34	250	263,195
Ryder System, Inc.
1.75%, 09/01/26	404	373,400
2.90%, 12/01/26	161	152,215
2.85%, 03/01/27(a)	103	97,183
4.30%, 06/15/27	110	108,434
5.65%, 03/01/28(a)	200	205,940
5.25%, 06/01/28	500	508,603
6.30%, 12/01/28	200	211,990
6.60%, 12/01/33	370	403,799
Union Pacific Corp.
3.75%, 07/15/25	400	394,391
3.25%, 08/15/25(a)	163	159,525
4.75%, 02/21/26	500	501,999
2.75%, 03/01/26	829	800,543
2.15%, 02/05/27	367	343,952
3.00%, 04/15/27	367	351,032
3.95%, 09/10/28(a)	829	818,504
6.63%, 02/01/29	288	316,731
3.70%, 03/01/29	829	804,377
2.40%, 02/05/30	312	277,029
2.38%, 05/20/31	733	631,630
2.80%, 02/14/32	741	651,410
4.50%, 01/20/33(a)	500	496,673

		24,123,550

Health Care Equipment & Supplies — 0.9%
Abbott Laboratories
2.95%, 03/15/25(a)	400	392,258
3.88%, 09/15/25(a)	352	348,923

Security	Par (000)	Value

Health Care Equipment & Supplies (continued)
Abbott Laboratories (continued)
3.75%, 11/30/26	$1,174	$1,157,730
1.15%, 01/30/28(a)	438	390,809
1.40%, 06/30/30(a)	366	308,885
Agilent Technologies, Inc.
2.75%, 09/15/29	534	485,714
2.10%, 06/04/30	360	308,969
2.30%, 03/12/31(a)	572	489,760
Baxter International, Inc.
2.60%, 08/15/26	603	570,723
1.92%, 02/01/27	502	460,316
2.27%, 12/01/28	446	397,576
3.95%, 04/01/30	413	390,204
1.73%, 04/01/31	400	322,193
2.54%, 02/01/32(a)	600	500,900
Becton Dickinson & Co.
3.70%, 06/06/27	1,051	1,016,770
4.69%, 02/13/28	410	409,995
2.82%, 05/20/30	388	346,717
1.96%, 02/11/31	644	534,330
4.30%, 08/22/32	190	183,035
Boston Scientific Corp., 2.65%, 06/01/30	829	738,984
Danaher Corp., 3.35%, 09/15/25	225	220,305
DENTSPLY SIRONA, Inc., 3.25%, 06/01/30	450	403,083
DH Europe Finance II SARL, 2.60%, 11/15/29	366	330,075
Edwards Lifesciences Corp., 4.30%, 06/15/28	400	394,332
GE HealthCare Technologies, Inc.
5.60%, 11/15/25	620	625,662
5.65%, 11/15/27(a)	1,000	1,031,998
5.86%, 03/15/30	500	525,978
5.91%, 11/22/32	1,100	1,162,571
Medtronic Global Holdings SCA
4.25%, 03/30/28	650	645,585
4.50%, 03/30/33	645	639,279
Revvity, Inc.
1.90%, 09/15/28	430	374,243
3.30%, 09/15/29	429	391,132
2.25%, 09/15/31	156	129,198
Smith & Nephew PLC, 2.03%, 10/14/30	560	466,949
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31	334	289,114
Stryker Corp.
1.15%, 06/15/25	400	379,905
3.38%, 11/01/25	480	468,200
3.50%, 03/15/26	413	403,707
3.65%, 03/07/28	350	338,219
4.85%, 12/08/28(a)	200	202,073
1.95%, 06/15/30	400	340,799
Thermo Fisher Scientific, Inc.
4.95%, 08/10/26	700	709,883
5.00%, 12/05/26	644	652,466
4.80%, 11/21/27(a)	387	393,996
1.75%, 10/15/28	313	278,770
5.00%, 01/31/29(a)	500	511,532
2.60%, 10/01/29	402	365,469
4.98%, 08/10/30	520	531,579
2.00%, 10/15/31(a)	763	637,827
4.95%, 11/21/32	230	235,575
5.09%, 08/10/33	605	625,363
5.20%, 01/31/34(a)	250	260,041
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/25	700	687,438

27

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings, Inc. (continued)
3.05%, 01/15/26	$400	$387,190
5.35%, 12/01/28	250	257,399
2.60%, 11/24/31(a)	261	223,537

		26,275,263

Health Care Providers & Services — 2.1%
Adventist Health System, 5.43%, 03/01/32	500	509,494
Ascension Health, Series B, 2.53%, 11/15/29	97	87,631
Banner Health, 2.34%, 01/01/30	500	437,429
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30	57	46,888
Bon Secours Mercy Health, Inc., 3.46%, 06/01/30	130	120,681
Cardinal Health, Inc.
3.75%, 09/15/25	413	404,189
3.41%, 06/15/27	829	793,429
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31	130	109,850
Cencora, Inc.
3.45%, 12/15/27(a)	620	595,966
2.80%, 05/15/30	329	294,539
2.70%, 03/15/31	413	359,965
Centene Corp.
4.25%, 12/15/27(a)	1,562	1,501,560
2.45%, 07/15/28	1,700	1,512,728
4.63%, 12/15/29	2,276	2,178,491
3.38%, 02/15/30	1,050	940,348
3.00%, 10/15/30	1,430	1,237,036
2.50%, 03/01/31	1,430	1,188,688
2.63%, 08/01/31(a)	846	702,222
CHRISTUS Health, Series C, 4.34%, 07/01/28	100	98,599
CommonSpirit Health
1.55%, 10/01/25	120	112,921
3.35%, 10/01/29	338	312,759
2.78%, 10/01/30	930	816,393
Elevance Health, Inc.
5.35%, 10/15/25	220	221,379
4.90%, 02/08/26	250	249,268
1.50%, 03/15/26	820	765,527
3.65%, 12/01/27	1,222	1,177,724
4.10%, 03/01/28(a)	954	936,718
2.88%, 09/15/29	550	503,484
2.25%, 05/15/30	649	560,257
2.55%, 03/15/31	579	500,064
4.10%, 05/15/32	458	433,466
5.50%, 10/15/32	600	622,787
4.75%, 02/15/33	700	692,996
HCA, Inc.
5.38%, 02/01/25	1,500	1,498,619
5.25%, 04/15/25(a)	829	828,090
5.88%, 02/15/26	980	989,270
5.25%, 06/15/26	829	831,373
5.38%, 09/01/26	400	402,144
4.50%, 02/15/27	784	773,193
3.13%, 03/15/27	942	895,571
5.20%, 06/01/28(a)	653	659,578
5.63%, 09/01/28	980	998,595
5.88%, 02/01/29	600	618,830
3.38%, 03/15/29	326	301,148
4.13%, 06/15/29	1,170	1,117,327
3.50%, 09/01/30	1,650	1,497,146
2.38%, 07/15/31	829	687,048

Security	Par (000)	Value

Health Care Providers & Services (continued)
HCA, Inc. (continued)
3.63%, 03/15/32	$1,305	$1,163,289
5.50%, 06/01/33(a)	500	507,669
Humana, Inc.
4.50%, 04/01/25	350	347,224
5.70%, 03/13/26	290	290,093
1.35%, 02/03/27	633	572,078
3.95%, 03/15/27	350	341,624
5.75%, 03/01/28	115	118,852
5.75%, 12/01/28	100	103,625
3.70%, 03/23/29	288	273,577
3.13%, 08/15/29(a)	413	379,481
4.88%, 04/01/30	290	289,516
2.15%, 02/03/32	384	310,947
5.88%, 03/01/33	500	523,841
5.95%, 03/15/34	100	105,476
IQVIA, Inc.(c)
5.70%, 05/15/28	350	356,438
6.25%, 02/01/29	635	660,855
Kaiser Foundation Hospitals, 3.15%, 05/01/27	679	650,852
Laboratory Corp. of America Holdings
3.60%, 02/01/25	450	442,351
1.55%, 06/01/26	425	394,046
3.60%, 09/01/27(a)	413	398,240
2.95%, 12/01/29(a)	400	362,916
2.70%, 06/01/31	156	135,365
McKesson Corp.
0.90%, 12/03/25(a)	250	232,925
5.25%, 02/15/26	336	336,064
1.30%, 08/15/26	745	685,574
3.95%, 02/16/28	129	126,800
4.90%, 07/15/28	110	111,725
5.10%, 07/15/33	402	411,915
PeaceHealth Obligated Group, Series 2020, 1.38%, 11/15/25	200	186,872
Providence St Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29	743	657,851
Quest Diagnostics, Inc.
3.50%, 03/30/25	305	299,541
3.45%, 06/01/26	250	242,548
4.20%, 06/30/29	163	159,774
2.95%, 06/30/30	350	313,055
2.80%, 06/30/31	329	287,329
6.40%, 11/30/33	500	548,111
SSM Health Care Corp., 4.89%, 06/01/28(a)	250	252,669
Stanford Health Care, Series 2020, 3.31%, 08/15/30	250	230,000
Sutter Health
Series 20A, 2.29%, 08/15/30	517	444,162
Series 20-A, 1.32%, 08/15/25	63	59,225
UnitedHealth Group, Inc.
3.75%, 07/15/25	829	818,022
5.15%, 10/15/25	500	504,624
1.25%, 01/15/26	136	127,567
3.10%, 03/15/26	413	401,381
1.15%, 05/15/26	824	765,108
3.45%, 01/15/27	413	402,433
3.38%, 04/15/27	829	802,121
3.70%, 05/15/27	400	391,747
2.95%, 10/15/27	350	332,291
5.25%, 02/15/28	625	645,105
3.85%, 06/15/28	829	810,354
3.88%, 12/15/28	500	486,775

S C H E D U L E O F I N V E S T M E N T S	28

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
UnitedHealth Group, Inc. (continued)
4.25%, 01/15/29	$590	$585,816
4.00%, 05/15/29	350	341,479
2.88%, 08/15/29	416	382,794
5.30%, 02/15/30	800	829,804
2.00%, 05/15/30	736	632,333
2.30%, 05/15/31	948	814,189
4.20%, 05/15/32	950	920,003
5.35%, 02/15/33(a)	1,308	1,368,498
4.50%, 04/15/33	590	581,030
Universal Health Services, Inc.
1.65%, 09/01/26	745	684,476
2.65%, 10/15/30	350	295,275
2.65%, 01/15/32(a)	195	159,718
UPMC, 5.04%, 05/15/33	614	618,072

		62,138,918

Health Care REITs — 0.5%
Healthcare Realty Holdings LP
3.50%, 08/01/26	400	382,221
3.75%, 07/01/27	500	474,692
3.10%, 02/15/30	229	200,664
2.00%, 03/15/31	500	400,450
Healthpeak OP LLC
4.00%, 06/01/25	163	160,313
3.25%, 07/15/26(a)	400	385,137
1.35%, 02/01/27	113	102,090
2.13%, 12/01/28	350	308,623
3.50%, 07/15/29	243	226,501
3.00%, 01/15/30	438	391,099
2.88%, 01/15/31(a)	400	347,037
5.25%, 12/15/32	430	431,020
Omega Healthcare Investors, Inc.
5.25%, 01/15/26	332	330,573
4.50%, 04/01/27	163	158,551
4.75%, 01/15/28	413	401,190
3.63%, 10/01/29	496	442,394
3.38%, 02/01/31	300	257,197
3.25%, 04/15/33	400	322,927
Physicians Realty LP, 2.63%, 11/01/31	413	340,089
Sabra Health Care LP
5.13%, 08/15/26	350	344,763
3.90%, 10/15/29	129	116,732
3.20%, 12/01/31	413	337,433
Ventas Realty LP
4.13%, 01/15/26	186	182,110
3.25%, 10/15/26	413	392,042
4.00%, 03/01/28	243	233,544
4.40%, 01/15/29	500	484,980
3.00%, 01/15/30	229	203,342
4.75%, 11/15/30	179	175,025
2.50%, 09/01/31	579	475,681
Welltower OP LLC
4.00%, 06/01/25	1,036	1,019,046
4.25%, 04/01/26(a)	288	284,670
2.70%, 02/15/27	380	358,604
4.25%, 04/15/28	400	391,670
2.05%, 01/15/29	162	142,264
4.13%, 03/15/29	229	221,664
3.10%, 01/15/30	829	750,440
2.75%, 01/15/31	209	180,780

Security	Par (000)	Value

Health Care REITs (continued)
Welltower OP LLC (continued)
2.80%, 06/01/31	$570	$493,202
2.75%, 01/15/32(a)	413	350,191
3.85%, 06/15/32	231	211,766

		13,412,717

Hotel & Resort REITs — 0.1%
Host Hotels & Resorts LP
Series E, 4.00%, 06/15/25	123	120,703
Series F, 4.50%, 02/01/26	286	281,581
Series H, 3.38%, 12/15/29	629	564,956
Series I, 3.50%, 09/15/30	450	404,602
Series J, 2.90%, 12/15/31	329	278,068

		1,649,910

Hotels, Restaurants & Leisure — 0.8%
Brunswick Corp.
2.40%, 08/18/31	194	154,236
4.40%, 09/15/32(a)	329	297,570
Choice Hotels International, Inc.
3.70%, 12/01/29	130	115,638
3.70%, 01/15/31	300	261,298
Darden Restaurants, Inc.
3.85%, 05/01/27	250	242,611
6.30%, 10/10/33(a)	250	266,163
Hyatt Hotels Corp.
5.38%, 04/23/25	500	500,364
5.75%, 01/30/27	276	282,304
4.38%, 09/15/28	229	223,217
5.75%, 04/23/30	413	428,971
Marriott International, Inc.
5.45%, 09/15/26	75	76,116
5.00%, 10/15/27(a)	634	640,097
5.55%, 10/15/28	250	257,544
4.90%, 04/15/29(a)	490	493,008
Series EE, 5.75%, 05/01/25(a)	502	505,685
Series FF, 4.63%, 06/15/30(a)	829	817,500
Series GG, 3.50%, 10/15/32	400	356,706
Series HH, 2.85%, 04/15/31	550	477,562
Series II, 2.75%, 10/15/33	444	365,918
Series R, 3.13%, 06/15/26	829	797,246
Series X, 4.00%, 04/15/28	829	805,183
McDonald’s Corp.
3.38%, 05/26/25	413	405,213
3.30%, 07/01/25	455	445,665
1.45%, 09/01/25	250	237,286
3.70%, 01/30/26	829	815,559
3.50%, 03/01/27	829	807,166
3.50%, 07/01/27(a)	360	348,885
3.80%, 04/01/28	829	808,681
4.80%, 08/14/28	250	253,859
2.63%, 09/01/29(a)	400	364,281
2.13%, 03/01/30	450	393,238
3.60%, 07/01/30	574	542,825
4.60%, 09/09/32(a)	400	401,384
4.95%, 08/14/33(a)	375	381,954
Sands China Ltd.
5.38%, 08/08/25(a)	800	788,000
4.05%, 01/08/26	400	384,000
2.55%, 03/08/27	400	361,120
5.65%, 08/08/28(a)	1,050	1,028,580
3.10%, 03/08/29	400	344,625

29

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Sands China Ltd. (continued)
4.63%, 06/18/30	$400	$364,375
3.50%, 08/08/31	400	331,125
Starbucks Corp.
3.80%, 08/15/25	829	815,857
4.75%, 02/15/26	516	517,387
2.45%, 06/15/26	258	245,799
2.00%, 03/12/27	500	462,549
3.50%, 03/01/28	350	336,643
4.00%, 11/15/28	413	404,891
3.55%, 08/15/29	336	321,479
2.25%, 03/12/30	179	156,146
2.55%, 11/15/30	660	578,899
3.00%, 02/14/32(a)	628	559,611
4.80%, 02/15/33	300	303,459

		22,875,478

Household Durables — 0.1%
D.R. Horton, Inc.
2.60%, 10/15/25	350	335,950
1.30%, 10/15/26	241	219,619
1.40%, 10/15/27(a)	179	159,739
Leggett & Platt, Inc.
3.50%, 11/15/27	250	237,314
4.40%, 03/15/29	179	173,605
Lennar Corp.
4.75%, 05/30/25	159	158,044
4.75%, 11/29/27(a)	309	308,246
MDC Holdings, Inc., 2.50%, 01/15/31	130	109,161
NVR, Inc., 3.00%, 05/15/30(a)	350	313,460
PulteGroup, Inc.
5.50%, 03/01/26	250	252,382
5.00%, 01/15/27(a)	250	251,541
7.88%, 06/15/32(a)	200	234,468
Toll Brothers Finance Corp.
4.88%, 11/15/25(a)	26	25,847
4.88%, 03/15/27	225	223,230
4.35%, 02/15/28(a)	225	219,098
3.80%, 11/01/29	225	210,232
Whirlpool Corp.
4.75%, 02/26/29(a)	250	247,974
2.40%, 05/15/31	159	132,738
4.70%, 05/14/32(a)	130	126,513
5.50%, 03/01/33(a)	150	152,856

		4,092,017

Household Products — 0.2%
Church & Dwight Co., Inc.
3.15%, 08/01/27	250	238,740
2.30%, 12/15/31	129	108,648
5.60%, 11/15/32	318	337,057
Clorox Co.
3.10%, 10/01/27(a)	413	391,941
3.90%, 05/15/28	264	256,372
4.40%, 05/01/29	500	494,993
1.80%, 05/15/30(a)	250	209,417
4.60%, 05/01/32(a)	250	247,501
Kimberly-Clark Corp.
2.75%, 02/15/26	413	399,733
1.05%, 09/15/27	350	312,493
3.95%, 11/01/28	400	394,980
3.20%, 04/25/29	350	331,393

Security	Par (000)	Value

Household Products (continued)
Kimberly-Clark Corp. (continued)
3.10%, 03/26/30	$400	$370,844
2.00%, 11/02/31(a)	225	189,522
4.50%, 02/16/33	400	399,547

		4,683,181

Industrial Conglomerates — 0.2%
3M Co.
2.00%, 02/14/25	829	800,725
3.00%, 08/07/25	163	158,550
2.25%, 09/19/26(a)	400	374,536
2.88%, 10/15/27(a)	620	583,317
3.63%, 09/14/28(a)	296	282,563
3.38%, 03/01/29	289	269,632
2.38%, 08/26/29	816	715,731
3.05%, 04/15/30(a)	350	315,648
ABB Finance USA, Inc., 3.80%, 04/03/28(a)	260	255,680
General Electric Co., Series A, 6.75%, 03/15/32	750	852,721
Pentair Finance SARL
4.50%, 07/01/29	256	248,177
5.90%, 07/15/32	400	416,165

		5,273,445

Industrial REITs — 0.0%
LXP Industrial Trust, 2.38%, 10/01/31	300	241,688

Insurance — 1.9%
Aegon Ltd., (6-mo. LIBOR US + 3.54%), 5.50%, 04/11/48(b)	300	289,821
Aflac, Inc.
1.13%, 03/15/26	129	119,257
2.88%, 10/15/26	620	590,370
3.60%, 04/01/30	450	423,455
Alleghany Corp., 3.63%, 05/15/30	579	553,049
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25	350	341,790
Allstate Corp.
0.75%, 12/15/25	350	324,437
3.28%, 12/15/26	620	597,771
1.45%, 12/15/30	193	155,358
5.25%, 03/30/33(a)	600	611,628
American Equity Investment Life Holding Co., 5.00%, 06/15/27	200	193,884
American International Group, Inc.
4.20%, 04/01/28	500	489,913
3.40%, 06/30/30	252	232,514
5.13%, 03/27/33	590	597,124
Series A-9, (3-mo. LIBOR US + 2.87%), 5.75%, 04/01/48(b)	560	555,609
Aon Corp.
4.50%, 12/15/28	129	127,772
3.75%, 05/02/29	279	267,597
2.80%, 05/15/30	393	348,938
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27	450	425,366
2.05%, 08/23/31	413	337,802
2.60%, 12/02/31	286	242,664
5.00%, 09/12/32	200	200,150
5.35%, 02/28/33	400	408,836
Aon Global Ltd., 3.88%, 12/15/25	496	486,675
Arch Capital Finance LLC, 4.01%, 12/15/26	179	173,858
Arthur J Gallagher & Co.
2.40%, 11/09/31	413	339,597

S C H E D U L E O F I N V E S T M E N T S	30

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Arthur J Gallagher & Co. (continued)
5.50%, 03/02/33	$35	$35,550
6.50%, 02/15/34	75	82,273
Assurant, Inc.
3.70%, 02/22/30	150	135,355
2.65%, 01/15/32	143	118,263
Assured Guaranty U.S. Holdings, Inc., 3.15%, 06/15/31	250	222,533
Athene Holding Ltd.
4.13%, 01/12/28	400	385,314
6.15%, 04/03/30	659	680,979
3.50%, 01/15/31	254	223,744
6.65%, 02/01/33(a)	200	213,827
5.88%, 01/15/34	200	200,926
AXA SA, 8.60%, 12/15/30(a)	500	599,206
AXIS Specialty Finance PLC, 4.00%, 12/06/27	200	192,708
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27(a)	637	602,467
1.85%, 03/12/30	413	359,858
1.45%, 10/15/30	745	622,903
2.88%, 03/15/32	500	446,329
Berkshire Hathaway, Inc., 3.13%, 03/15/26	1,636	1,592,939
Brighthouse Financial, Inc.
3.70%, 06/22/27	400	377,738
5.63%, 05/15/30(a)	229	231,441
Brown & Brown, Inc.(a)
2.38%, 03/15/31	829	687,398
4.20%, 03/17/32	156	144,205
Chubb INA Holdings, Inc.
3.15%, 03/15/25	829	812,846
3.35%, 05/03/26	657	638,249
1.38%, 09/15/30(a)	354	291,719
CNA Financial Corp.
4.50%, 03/01/26	288	285,117
3.45%, 08/15/27	266	254,902
3.90%, 05/01/29	413	395,116
2.05%, 08/15/30	266	223,808
5.50%, 06/15/33	400	414,068
CNO Financial Group, Inc.
5.25%, 05/30/25	250	249,592
5.25%, 05/30/29	300	295,331
Corebridge Financial, Inc.
3.50%, 04/04/25	425	415,832
3.65%, 04/05/27	475	456,021
3.85%, 04/05/29	925	873,594
3.90%, 04/05/32	825	743,167
6.05%, 09/15/33(c)	250	261,762
5.75%, 01/15/34	200	205,145
(5-year CMT + 3.85%), 6.88%, 12/15/52(b)	350	351,015
Enstar Finance LLC, (5-year CMT + 4.01%), 5.50%, 01/15/42(b)	304	268,427
Enstar Group Ltd.
4.95%, 06/01/29	300	292,332
3.10%, 09/01/31	591	492,962
Equitable Holdings, Inc.
4.35%, 04/20/28	829	806,543
5.59%, 01/11/33(a)	350	359,329
F&G Annuities & Life, Inc., 7.40%, 01/13/28	300	311,385
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28	300	297,090
4.63%, 04/29/30	229	220,893
3.38%, 03/03/31	300	263,490
5.63%, 08/16/32	300	300,376

Security	Par (000)	Value

Insurance (continued)
Fairfax Financial Holdings Ltd. (continued) 6.00%, 12/07/33(c)	$250	$257,115
Fidelity National Financial, Inc.
3.40%, 06/15/30(a)	413	369,914
2.45%, 03/15/31	500	410,544
First American Financial Corp.
4.00%, 05/15/30(a)	430	390,086
2.40%, 08/15/31	142	113,036
Globe Life, Inc.
4.55%, 09/15/28(a)	350	347,164
2.15%, 08/15/30	129	108,091
4.80%, 06/15/32	160	155,335
Hanover Insurance Group, Inc.
4.50%, 04/15/26	496	488,513
2.50%, 09/01/30	413	343,285
Hartford Financial Services Group, Inc., 2.80%, 08/19/29	413	375,857
Jackson Financial, Inc.
5.17%, 06/08/27(a)	200	200,725
3.13%, 11/23/31(a)	179	151,761
5.67%, 06/08/32	200	202,675
Kemper Corp., 3.80%, 02/23/32	226	191,107
Lincoln National Corp.
3.80%, 03/01/28(a)	1,243	1,195,871
3.05%, 01/15/30	254	225,965
Loews Corp.
3.75%, 04/01/26	413	403,168
3.20%, 05/15/30	541	496,424
Manulife Financial Corp.
4.15%, 03/04/26	413	406,327
2.48%, 05/19/27	179	167,012
3.70%, 03/16/32(a)	373	345,668
(5-year USD ICE Swap + 1.65%), 4.06%, 02/24/32(b)	413	395,920
Markel Group, Inc., 3.35%, 09/17/29	393	361,227
Marsh & McLennan Cos., Inc.
3.50%, 03/10/25	413	406,476
3.75%, 03/14/26	829	814,900
4.38%, 03/15/29(a)	1,121	1,111,558
2.25%, 11/15/30(a)	560	480,751
2.38%, 12/15/31	250	211,717
5.75%, 11/01/32	374	399,551
5.88%, 08/01/33(a)	300	324,706
5.40%, 09/15/33	300	314,036
MetLife, Inc.
3.00%, 03/01/25	167	163,616
3.60%, 11/13/25	356	349,414
4.55%, 03/23/30(a)	829	830,297
6.50%, 12/15/32(a)	400	447,785
5.38%, 07/15/33	712	735,985
Munich Re America Corp., Series B, 7.45%, 12/15/26(a)	254	273,083
Old Republic International Corp., 3.88%, 08/26/26	250	242,398
PartnerRe Finance B LLC
3.70%, 07/02/29(a)	600	572,547
(5-year CMT + 3.82%), 4.50%, 10/01/50(b)	254	226,695
Primerica, Inc., 2.80%, 11/19/31	424	359,427
Principal Financial Group, Inc.
3.40%, 05/15/25	163	159,523
3.10%, 11/15/26	129	123,307
3.70%, 05/15/29	189	178,319
2.13%, 06/15/30	229	194,646
5.38%, 03/15/33(a)	200	205,576

31

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Progressive Corp.
2.45%, 01/15/27	$413	$389,085
2.50%, 03/15/27(a)	194	182,789
4.00%, 03/01/29	225	220,633
3.20%, 03/26/30	350	324,963
3.00%, 03/15/32(a)	190	168,968
6.25%, 12/01/32	400	443,095
4.95%, 06/15/33(a)	160	163,565
Prudential Financial, Inc.
1.50%, 03/10/26	179	167,403
3.88%, 03/27/28	577	561,629
2.10%, 03/10/30	253	221,439
(3-mo. LIBOR US + 2.38%), 4.50%, 09/15/47(b)	450	422,278
(3-mo. LIBOR US + 2.67%), 5.70%, 09/15/48(a)(b) .	829	808,696
(3-mo. LIBOR US + 3.03%), 5.38%, 05/15/45(b)	413	406,969
(5-year CMT + 2.85%), 6.75%, 03/01/53(b)	300	310,636
(5-year CMT + 3.04%), 3.70%, 10/01/50(b)	329	289,235
(5-year CMT + 3.16%), 5.13%, 03/01/52(b)	393	366,960
(5-year CMT + 3.23%), 6.00%, 09/01/52(b)	500	497,960
Series B, 5.75%, 07/15/33(a)	250	269,471
Prudential Funding Asia PLC
3.13%, 04/14/30	529	478,375
3.63%, 03/24/32	413	369,986
Reinsurance Group of America, Inc.
3.90%, 05/15/29	393	373,521
3.15%, 06/15/30	350	313,333
6.00%, 09/15/33	200	208,478
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29	300	280,578
5.75%, 06/05/33	340	344,901
Stewart Information Services Corp., 3.60%, 11/15/31	180	141,801
Travelers Property Casualty Corp., 6.38%, 03/15/33(a)	250	281,640
Trinity Acquisition PLC, 4.40%, 03/15/26	413	407,235
Unum Group, 4.00%, 06/15/29	129	122,494
Willis North America, Inc.
4.65%, 06/15/27	339	336,352
4.50%, 09/15/28	193	188,668
2.95%, 09/15/29	450	404,592
5.35%, 05/15/33	460	462,514

		56,530,647

Interactive Media & Services — 0.6%
Alphabet, Inc.
0.45%, 08/15/25(a)	663	624,660
2.00%, 08/15/26(a)	1,323	1,250,198
0.80%, 08/15/27(a)	447	399,566
1.10%, 08/15/30	1,488	1,231,944
Baidu, Inc.
3.08%, 04/07/25(a)	560	545,434
4.13%, 06/30/25(a)	478	470,495
1.72%, 04/09/26	350	325,395
3.63%, 07/06/27	400	384,136
4.38%, 03/29/28(a)	350	343,896
2.38%, 08/23/31	350	289,863
Meta Platforms, Inc.
3.50%, 08/15/27(a)	1,500	1,455,340
4.60%, 05/15/28	940	949,653
4.80%, 05/15/30	602	613,055
3.85%, 08/15/32	1,590	1,503,468

Security	Par (000)	Value

Interactive Media & Services (continued)
Meta Platforms, Inc. (continued)
4.95%, 05/15/33(a)	$1,040	$1,064,083
Netflix, Inc.
5.88%, 02/15/25	550	553,960
4.38%, 11/15/26(a)	700	694,677
4.88%, 04/15/28(a)	1,214	1,222,441
5.88%, 11/15/28	1,500	1,577,402
6.38%, 05/15/29	500	539,203
Tencent Music Entertainment Group, 2.00%, 09/03/30	250	204,830
Weibo Corp., 3.38%, 07/08/30(a)	300	259,482

		16,503,181

Internet Software & Services — 0.2%
Booking Holdings, Inc.
3.65%, 03/15/25(a)	350	344,723
3.60%, 06/01/26	699	683,026
3.55%, 03/15/28	350	338,052
4.63%, 04/13/30	829	831,270
Expedia Group, Inc.
5.00%, 02/15/26	413	412,966
4.63%, 08/01/27	500	496,579
3.80%, 02/15/28	620	594,180
3.25%, 02/15/30	683	620,498
2.95%, 03/15/31	252	220,890
VeriSign, Inc.
5.25%, 04/01/25	179	179,002
4.75%, 07/15/27	179	177,604
2.70%, 06/15/31	244	207,630

		5,106,420

IT Services — 0.9%
Amdocs Ltd., 2.54%, 06/15/30	400	345,576
Booz Allen Hamilton, Inc., 5.95%, 08/04/33	330	346,074
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26	201	194,287
2.90%, 12/01/29	413	371,923
2.60%, 05/01/31	381	323,986
CGI, Inc.
1.45%, 09/14/26	413	376,792
2.30%, 09/14/31	213	174,262
DXC Technology Co.
1.80%, 09/15/26	496	453,967
2.38%, 09/15/28(a)	329	287,334
Fidelity National Information Services, Inc.
4.50%, 07/15/25	300	298,330
1.15%, 03/01/26	492	457,615
4.70%, 07/15/27(a)	85	85,252
1.65%, 03/01/28(a)	562	503,112
3.75%, 05/21/29(a)	400	387,594
2.25%, 03/01/31(a)	738	622,382
5.10%, 07/15/32(a)	280	286,011
Fiserv, Inc.
3.85%, 06/01/25(a)	350	344,349
3.20%, 07/01/26	1,250	1,205,234
2.25%, 06/01/27(a)	699	648,242
5.45%, 03/02/28	400	410,371
5.38%, 08/21/28	300	307,594
4.20%, 10/01/28	829	809,092
3.50%, 07/01/29	1,864	1,748,397
2.65%, 06/01/30(a)	699	614,717

S C H E D U L E O F I N V E S T M E N T S	32

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

IT Services (continued)
Fiserv, Inc. (continued)
5.60%, 03/02/33(a)	$630	$653,056
5.63%, 08/21/33	750	781,137
IBM International Capital Pte. Ltd.(d)
4.70%, 02/05/26	400	400,053
4.60%, 02/05/27	400	400,016
4.60%, 02/05/29	400	400,404
4.75%, 02/05/31	400	399,444
4.90%, 02/05/34	400	401,388
International Business Machines Corp.
4.00%, 07/27/25	450	445,799
7.00%, 10/30/25(a)	350	364,244
4.50%, 02/06/26(a)	300	299,302
3.45%, 02/19/26	700	683,844
3.30%, 05/15/26	1,593	1,547,439
3.30%, 01/27/27	655	631,561
2.20%, 02/09/27	400	373,373
1.70%, 05/15/27	881	804,078
4.15%, 07/27/27	1,000	986,622
6.22%, 08/01/27	250	264,020
4.50%, 02/06/28	300	300,598
3.50%, 05/15/29	1,619	1,540,983
1.95%, 05/15/30	759	649,756
2.72%, 02/09/32(a)	250	218,776
4.40%, 07/27/32	350	341,707
5.88%, 11/29/32	163	175,800
4.75%, 02/06/33(a)	300	301,140
Kyndryl Holdings, Inc.
2.05%, 10/15/26	300	274,805
2.70%, 10/15/28	200	175,982
3.15%, 10/15/31	260	216,477
Leidos, Inc.
3.63%, 05/15/25	200	195,843
4.38%, 05/15/30	500	479,189
2.30%, 02/15/31	620	516,792
5.75%, 03/15/33	350	361,203

		27,187,324

Leisure Products — 0.0%
Hasbro, Inc.
3.55%, 11/19/26	225	214,662
3.50%, 09/15/27	163	154,162
3.90%, 11/19/29	225	208,886
Polaris, Inc., 6.95%, 03/15/29	254	269,720

		847,430

Machinery — 1.3%
Caterpillar Financial Services Corp.
3.40%, 05/13/25	1,300	1,278,819
5.15%, 08/11/25	400	402,947
3.65%, 08/12/25	400	394,164
0.80%, 11/13/25	829	776,523
4.80%, 01/06/26	530	532,804
0.90%, 03/02/26	448	415,878
4.35%, 05/15/26	500	498,476
1.15%, 09/14/26	745	684,888
1.70%, 01/08/27	413	384,160
4.50%, 01/08/27(a)	200	200,895
3.60%, 08/12/27(a)	400	391,199
1.10%, 09/14/27(a)	400	357,238
Caterpillar, Inc.
2.60%, 09/19/29	298	273,499
2.60%, 04/09/30	413	374,215

Security	Par (000)	Value

Machinery (continued)
Caterpillar, Inc. (continued)
1.90%, 03/12/31(a)	$753	$645,362
CNH Industrial Capital LLC
3.95%, 05/23/25	201	197,789
5.45%, 10/14/25	200	201,378
1.88%, 01/15/26	179	168,553
1.45%, 07/15/26	142	130,777
4.55%, 04/10/28	200	198,318
5.50%, 01/12/29	200	205,678
CNH Industrial NV, 3.85%, 11/15/27(a)	350	338,493
Cummins, Inc.
0.75%, 09/01/25	413	388,830
1.50%, 09/01/30	350	292,280
Deere & Co.
2.75%, 04/15/25	829	810,092
5.38%, 10/16/29(a)	308	324,568
3.10%, 04/15/30	413	382,118
Dover Corp.
3.15%, 11/15/25	163	157,869
2.95%, 11/04/29	110	99,561
Flowserve Corp.
3.50%, 10/01/30	200	178,249
2.80%, 01/15/32(a)	130	107,802
Fortive Corp., 3.15%, 06/15/26	413	396,856
IDEX Corp.
3.00%, 05/01/30	400	358,063
2.63%, 06/15/31	123	105,217
Illinois Tool Works, Inc., 2.65%, 11/15/26(a)	657	628,809
Ingersoll Rand, Inc.
5.40%, 08/14/28	50	51,286
5.70%, 08/14/33	590	616,182
John Deere Capital Corp.
3.45%, 03/13/25	500	493,199
3.40%, 06/06/25	635	624,993
4.95%, 06/06/25	150	150,520
4.05%, 09/08/25	461	456,937
5.30%, 09/08/25	175	177,020
3.40%, 09/11/25	500	490,693
4.80%, 01/09/26	650	653,480
0.70%, 01/15/26(a)	745	693,145
4.75%, 06/08/26	260	261,761
1.05%, 06/17/26	209	193,028
5.15%, 09/08/26	115	117,021
2.25%, 09/14/26(a)	413	390,426
1.30%, 10/13/26	425	391,447
4.50%, 01/08/27	300	300,469
1.70%, 01/11/27	193	178,874
2.35%, 03/08/27(a)	307	288,800
2.80%, 09/08/27	307	290,777
4.15%, 09/15/27	950	942,946
3.05%, 01/06/28	225	214,420
4.75%, 01/20/28	600	608,776
4.90%, 03/03/28	450	458,073
1.50%, 03/06/28	163	145,402
4.95%, 07/14/28(a)	845	863,602
4.50%, 01/16/29	606	606,591
3.45%, 03/07/29	369	352,910
3.35%, 04/18/29(a)	279	266,246
2.80%, 07/18/29	520	479,887
2.45%, 01/09/30	225	201,411
4.70%, 06/10/30	615	622,028
1.45%, 01/15/31	745	611,178

33

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
John Deere Capital Corp. (continued)
2.00%, 06/17/31	$209	$176,433
4.35%, 09/15/32(a)	450	443,739
Series FXD, 5.05%, 03/03/26	300	303,402
Series I, 5.15%, 09/08/33	570	592,369
Kennametal, Inc., 2.80%, 03/01/31(a)	100	84,332
Nordson Corp.
5.60%, 09/15/28	85	87,579
5.80%, 09/15/33	125	132,055
nVent Finance SARL
4.55%, 04/15/28	254	247,677
2.75%, 11/15/31	120	99,603
5.65%, 05/15/33	400	410,553
Otis Worldwide Corp.
2.06%, 04/05/25	775	747,040
2.29%, 04/05/27	340	317,720
5.25%, 08/16/28	510	521,544
2.57%, 02/15/30	829	733,888
Parker-Hannifin Corp.
3.25%, 03/01/27	300	288,654
4.25%, 09/15/27	814	805,222
3.25%, 06/14/29	859	804,272
4.50%, 09/15/29(a)	500	499,680
Rockwell Automation, Inc.
3.50%, 03/01/29	288	278,106
1.75%, 08/15/31	159	130,485
Stanley Black & Decker, Inc.
6.00%, 03/06/28(a)	750	786,579
4.25%, 11/15/28	179	175,178
2.30%, 03/15/30	329	281,049
3.00%, 05/15/32	258	221,032
(5-year CMT + 2.66%), 4.00%, 03/15/60(b)	496	432,415
Timken Co.
4.50%, 12/15/28(a)	413	404,899
4.13%, 04/01/32	225	207,721
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25	413	401,367
3.45%, 11/15/26	400	384,321
4.70%, 09/15/28	813	805,239
Xylem, Inc./New York
3.25%, 11/01/26	300	289,877
1.95%, 01/30/28(a)	350	316,850
2.25%, 01/30/31	350	299,346

		39,186,121

Media — 1.9%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/25	3,000	2,973,403
6.15%, 11/10/26	555	566,925
3.75%, 02/15/28	413	389,958
4.20%, 03/15/28	500	480,609
2.25%, 01/15/29	849	733,152
5.05%, 03/30/29	829	815,578
2.80%, 04/01/31(a)	659	544,520
2.30%, 02/01/32	393	307,422
4.40%, 04/01/33(a)	550	497,220
6.65%, 02/01/34	750	781,010
Comcast Corp.
3.38%, 08/15/25(a)	1,137	1,114,650
3.95%, 10/15/25	2,036	2,010,616
5.25%, 11/07/25	835	844,554

Security	Par (000)	Value

Media (continued)
Comcast Corp. (continued)
3.15%, 03/01/26	$1,450	$1,410,235
2.35%, 01/15/27	702	660,637
3.30%, 02/01/27	829	801,005
3.30%, 04/01/27	309	297,830
5.35%, 11/15/27	175	180,041
3.15%, 02/15/28	1,036	985,257
3.55%, 05/01/28	829	798,550
4.15%, 10/15/28	2,691	2,650,748
4.55%, 01/15/29	440	440,765
2.65%, 02/01/30	782	703,289
3.40%, 04/01/30	648	603,950
4.25%, 10/15/30	1,005	983,567
1.95%, 01/15/31	699	586,177
1.50%, 02/15/31	714	581,252
5.50%, 11/15/32	650	684,876
4.25%, 01/15/33	1,150	1,105,850
4.65%, 02/15/33(a)	390	389,235
7.05%, 03/15/33	500	578,850
4.80%, 05/15/33(a)	440	441,266
Discovery Communications LLC
3.45%, 03/15/25	79	77,238
3.95%, 06/15/25	500	490,367
4.90%, 03/11/26	272	271,027
3.95%, 03/20/28	862	823,540
4.13%, 05/15/29	300	284,713
3.63%, 05/15/30	400	362,487
FactSet Research Systems, Inc.
2.90%, 03/01/27(a)	140	132,152
3.45%, 03/01/32	130	115,954
Fox Corp.
3.05%, 04/07/25	300	292,707
4.71%, 01/25/29	1,161	1,151,498
3.50%, 04/08/30	350	322,338
6.50%, 10/13/33	600	647,103
Interpublic Group of Cos., Inc.
4.65%, 10/01/28	326	323,225
4.75%, 03/30/30	829	817,421
2.40%, 03/01/31(a)	185	156,181
5.38%, 06/15/33	138	140,027
Omnicom Group, Inc.
2.45%, 04/30/30	579	504,258
4.20%, 06/01/30	350	337,814
2.60%, 08/01/31(a)	583	497,667
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/26	813	793,535
Paramount Global
2.90%, 01/15/27	210	195,113
3.38%, 02/15/28	413	380,443
3.70%, 06/01/28	413	384,153
4.20%, 06/01/29	250	233,928
7.88%, 07/30/30	350	381,758
4.95%, 01/15/31(a)	829	783,878
4.20%, 05/19/32(a)	400	355,938
5.50%, 05/15/33	300	283,120
TCI Communications, Inc., 7.88%, 02/15/26	163	172,369
Thomson Reuters Corp., 3.35%, 05/15/26	66	63,785
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	500	573,418
TWDC Enterprises 18 Corp.
3.15%, 09/17/25	391	381,307
3.00%, 02/13/26	580	562,336

S C H E D U L E O F I N V E S T M E N T S	34

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
TWDC Enterprises 18 Corp. (continued)
1.85%, 07/30/26	$829	$776,544
2.95%, 06/15/27	620	594,654
Series B, 7.00%, 03/01/32	250	288,931
Walt Disney Co.
3.35%, 03/24/25	1,077	1,058,994
3.70%, 10/15/25	686	674,636
1.75%, 01/13/26	780	738,675
3.38%, 11/15/26	143	139,068
3.70%, 03/23/27(a)	250	244,785
2.20%, 01/13/28(a)	829	767,675
2.00%, 09/01/29	863	760,072
3.80%, 03/22/30	829	799,489
2.65%, 01/13/31(a)	1,256	1,113,617
Warnermedia Holdings, Inc.
3.64%, 03/15/25	613	601,267
3.79%, 03/15/25	600	588,567
6.41%, 03/15/26	600	600,091
3.76%, 03/15/27	1,901	1,826,168
4.05%, 03/15/29	802	759,355
4.28%, 03/15/32(a)	2,822	2,583,852

		55,152,235

Metals & Mining — 0.7%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28(a)	450	405,000
3.75%, 10/01/30	478	415,334
ArcelorMittal SA
4.55%, 03/11/26(a)	163	161,464
6.55%, 11/29/27	500	524,110
4.25%, 07/16/29	225	216,650
6.80%, 11/29/32(a)	400	430,204
BHP Billiton Finance USA Ltd.
4.88%, 02/27/26	550	552,976
5.25%, 09/08/26(a)	600	611,250
4.75%, 02/28/28	550	554,750
5.10%, 09/08/28	600	613,966
5.25%, 09/08/30	600	618,975
4.90%, 02/28/33	465	471,026
5.25%, 09/08/33	1,114	1,144,436
Freeport-McMoRan, Inc.
5.00%, 09/01/27(a)	329	325,389
4.13%, 03/01/28	413	397,219
4.38%, 08/01/28	329	317,368
5.25%, 09/01/29	329	329,807
4.25%, 03/01/30	329	308,785
4.63%, 08/01/30	398	384,173
Kinross Gold Corp.
4.50%, 07/15/27	256	250,414
6.25%, 07/15/33(c)	350	368,648
Newmont Corp.
2.80%, 10/01/29	245	222,025
2.25%, 10/01/30	413	353,798
2.60%, 07/15/32	550	463,136
Newmont Corp./Newcrest Finance Pty. Ltd., 3.25%, 05/13/30(c)	358	327,324
Nucor Corp.
3.95%, 05/23/25	355	350,233
2.00%, 06/01/25	250	240,548
4.30%, 05/23/27	366	363,381
3.95%, 05/01/28	179	175,564
2.70%, 06/01/30(a)	179	161,792

Security	Par (000)	Value

Metals & Mining (continued)
Nucor Corp. (continued)
3.13%, 04/01/32(a)	$209	$186,732
Reliance Steel & Aluminum Co.
1.30%, 08/15/25	280	263,555
2.15%, 08/15/30	350	296,077
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	293	333,610
6.13%, 12/15/33	501	545,954
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	829	913,317
Rio Tinto Finance USA PLC, 5.00%, 03/09/33	270	276,866
Southern Copper Corp., 3.88%, 04/23/25	620	606,038
Steel Dynamics, Inc.
2.40%, 06/15/25	300	288,485
5.00%, 12/15/26	161	160,117
1.65%, 10/15/27	413	368,163
3.45%, 04/15/30	350	322,961
3.25%, 01/15/31	213	192,114
Teck Resources Ltd., 3.90%, 07/15/30(a)	350	325,907
Vale Overseas Ltd.
3.75%, 07/08/30	829	749,209
6.13%, 06/12/33(a)	750	764,812
8.25%, 01/17/34	326	384,256
Yamana Gold, Inc., 2.63%, 08/15/31	250	210,514

		19,248,432

Office REITs — 0.4%
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/25	450	440,669
4.30%, 01/15/26	620	611,798
3.95%, 01/15/27	413	400,885
4.90%, 12/15/30	450	446,698
3.38%, 08/15/31	679	607,620
2.00%, 05/18/32(a)	600	475,034
1.88%, 02/01/33	683	525,328
Boston Properties LP
3.65%, 02/01/26	474	457,770
2.75%, 10/01/26	450	419,480
6.75%, 12/01/27	356	372,098
4.50%, 12/01/28	829	791,867
3.40%, 06/21/29	403	361,874
2.90%, 03/15/30	397	341,131
3.25%, 01/30/31	829	713,608
2.55%, 04/01/32	615	489,106
2.45%, 10/01/33(a)	200	152,147
6.50%, 01/15/34	387	405,402
Corporate Office Properties LP
2.00%, 01/15/29	130	109,223
2.75%, 04/15/31	179	146,135
Highwoods Realty LP
4.13%, 03/15/28	163	152,177
3.05%, 02/15/30	413	349,675
Kilroy Realty LP
4.75%, 12/15/28	300	288,767
4.25%, 08/15/29	160	149,950
3.05%, 02/15/30	179	153,562
2.50%, 11/15/32	308	235,829
2.65%, 11/15/33	300	226,907
Piedmont Operating Partnership LP
9.25%, 07/20/28	306	325,582
3.15%, 08/15/30	413	318,476

		10,468,798

35

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels — 5.1%
Apache Corp., 4.25%, 01/15/30(a)	$350	$326,078
Boardwalk Pipelines LP
5.95%, 06/01/26	400	404,503
4.45%, 07/15/27	189	185,251
4.80%, 05/03/29(a)	413	406,252
3.40%, 02/15/31	350	313,498
3.60%, 09/01/32	200	176,742
BP Capital Markets America, Inc.
3.80%, 09/21/25	829	818,500
3.41%, 02/11/26	742	724,442
3.12%, 05/04/26(a)	741	716,801
3.02%, 01/16/27	373	357,928
3.54%, 04/06/27	179	173,734
3.59%, 04/14/27	456	443,009
3.94%, 09/21/28	413	402,374
4.23%, 11/06/28	829	820,457
4.70%, 04/10/29	400	402,449
3.63%, 04/06/30	829	789,298
1.75%, 08/10/30	425	357,213
2.72%, 01/12/32	1,263	1,092,458
4.81%, 02/13/33(a)	1,450	1,448,558
4.89%, 09/11/33(a)	280	281,345
4.99%, 04/10/34	400	402,718
BP Capital Markets PLC
3.28%, 09/19/27	1,113	1,066,866
3.72%, 11/28/28	829	799,384
Burlington Resources LLC
7.20%, 08/15/31(a)	250	287,036
7.40%, 12/01/31	320	372,069
Canadian Natural Resources Ltd.
3.90%, 02/01/25	163	160,448
2.05%, 07/15/25	400	382,620
3.85%, 06/01/27(a)	925	895,438
2.95%, 07/15/30	413	363,949
7.20%, 01/15/32	350	389,695
6.45%, 06/30/33	259	277,021
Cenovus Energy, Inc., 2.65%, 01/15/32	136	113,258
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	950	952,619
5.13%, 06/30/27	905	909,424
3.70%, 11/15/29	763	718,460
Cheniere Energy Partners LP
4.50%, 10/01/29	902	860,491
4.00%, 03/01/31	1,000	907,246
3.25%, 01/31/32	500	424,450
5.95%, 06/30/33(c)	930	949,735
Cheniere Energy, Inc., 4.63%, 10/15/28	600	580,509
Chevron Corp.
1.55%, 05/11/25	1,204	1,157,936
3.33%, 11/17/25	413	404,638
2.95%, 05/16/26	1,036	1,003,180
2.00%, 05/11/27	430	399,514
2.24%, 05/11/30(a)	787	697,893
Chevron USA, Inc.
0.69%, 08/12/25	628	592,037
1.02%, 08/12/27	541	482,334
3.85%, 01/15/28	243	240,092
3.25%, 10/15/29	350	332,101
CNOOC Finance 2015 USA LLC, Series 2015, 4.38%, 05/02/28	1,310	1,301,537
CNOOC Petroleum North America ULC, 7.88%, 03/15/32(a)	176	211,728
Columbia Pipeline Group, Inc., 4.50%, 06/01/25	563	556,858

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Conoco Funding Co., 7.25%, 10/15/31	$350	$403,129
ConocoPhillips Co.
2.40%, 03/07/25	61	59,331
6.95%, 04/15/29	743	825,885
5.90%, 10/15/32(a)	250	273,909
5.05%, 09/15/33(a)	622	632,624
Continental Resources, Inc., 4.38%, 01/15/28	579	561,837
Coterra Energy, Inc.
3.90%, 05/15/27	400	389,292
4.38%, 03/15/29	179	174,800
DCP Midstream Operating LP
5.38%, 07/15/25	330	330,380
5.63%, 07/15/27	200	203,787
5.13%, 05/15/29	250	252,292
8.13%, 08/16/30	300	345,892
3.25%, 02/15/32	160	138,891
Devon Energy Corp.
5.85%, 12/15/25	163	164,847
5.25%, 10/15/27	200	201,388
5.88%, 06/15/28	538	542,917
4.50%, 01/15/30	538	519,859
7.88%, 09/30/31	450	518,675
Diamondback Energy, Inc.
3.25%, 12/01/26	500	483,941
3.50%, 12/01/29	829	770,156
3.13%, 03/24/31	470	417,158
6.25%, 03/15/33	720	767,378
Eastern Gas Transmission & Storage, Inc., 3.00%, 11/15/29	179	161,941
Enbridge Energy Partners LP, 5.88%, 10/15/25	193	194,995
Enbridge, Inc.
2.50%, 02/14/25	59	57,378
5.97%, 03/08/26	450	449,980
1.60%, 10/04/26	381	351,224
5.90%, 11/15/26	405	416,216
4.25%, 12/01/26	829	818,770
3.70%, 07/15/27	829	801,611
6.00%, 11/15/28	570	598,338
3.13%, 11/15/29	760	696,833
6.20%, 11/15/30	571	610,192
5.70%, 03/08/33	1,748	1,803,308
2.50%, 08/01/33	760	612,006
Energy Transfer LP
4.05%, 03/15/25	829	817,893
2.90%, 05/15/25	457	443,619
4.75%, 01/15/26	829	823,822
3.90%, 07/15/26	350	340,577
6.05%, 12/01/26	375	385,182
4.40%, 03/15/27	500	490,896
4.20%, 04/15/27(a)	829	809,262
5.50%, 06/01/27	650	659,232
4.00%, 10/01/27	300	289,752
5.55%, 02/15/28	762	775,409
4.95%, 05/15/28	829	826,397
4.95%, 06/15/28	393	392,266
6.10%, 12/01/28(a)	90	94,053
5.25%, 04/15/29	1,143	1,154,972
4.15%, 09/15/29	416	397,574
3.75%, 05/15/30	1,029	951,451
6.40%, 12/01/30	761	810,513
5.75%, 02/15/33	1,142	1,169,473
6.55%, 12/01/33	330	355,826
5.55%, 05/15/34	260	261,488

S C H E D U L E O F I N V E S T M E N T S	36

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Eni USA, Inc., 7.30%, 11/15/27	$301	$324,416
Enterprise Products Operating LLC
3.75%, 02/15/25	684	675,951
5.05%, 01/10/26	350	352,563
3.70%, 02/15/26	376	369,055
3.95%, 02/15/27	209	205,474
4.15%, 10/16/28	829	815,200
3.13%, 07/31/29	600	557,833
2.80%, 01/31/30	711	641,285
5.35%, 01/31/33	600	624,026
(3-mo. CME Term SOFR + 2.83%), 5.38%, 02/15/78(b)	200	186,355
Series D, 6.88%, 03/01/33	400	456,018
Series E, (3-mo. CME Term SOFR + 3.29%), 5.25%, 08/16/77(b)	620	597,090
EOG Resources, Inc.
4.15%, 01/15/26	450	446,178
4.38%, 04/15/30(a)	829	821,696
EQT Corp.
6.13%, 02/01/25	298	298,957
3.90%, 10/01/27	660	630,900
5.70%, 04/01/28	313	318,428
5.00%, 01/15/29	130	128,352
7.00%, 02/01/30(a)	371	397,798
5.75%, 02/01/34	275	274,349
Equinor ASA
2.88%, 04/06/25	409	399,910
3.63%, 09/10/28	600	584,676
3.13%, 04/06/30(a)	829	774,427
2.38%, 05/22/30	829	736,303
Exxon Mobil Corp.
2.71%, 03/06/25	1,036	1,012,225
2.99%, 03/19/25	1,409	1,381,804
3.04%, 03/01/26	1,412	1,372,554
2.28%, 08/16/26	413	393,351
3.29%, 03/19/27	660	641,563
2.44%, 08/16/29	663	601,598
3.48%, 03/19/30	911	863,940
2.61%, 10/15/30	1,010	903,816
Helmerich & Payne, Inc., 2.90%, 09/29/31	350	296,453
Hess Corp.
4.30%, 04/01/27	657	649,123
7.88%, 10/01/29	350	399,764
7.30%, 08/15/31	250	288,900
7.13%, 03/15/33(a)	450	521,274
HF Sinclair Corp.
5.88%, 04/01/26	413	417,651
5.00%, 02/01/28(c)	292	283,391
Kinder Morgan Energy Partners LP, 7.30%,
08/15/33	300	339,307
Kinder Morgan, Inc.
4.30%, 06/01/25	739	730,407
1.75%, 11/15/26	215	197,958
4.30%, 03/01/28	937	918,300
5.00%, 02/01/29	430	431,113
2.00%, 02/15/31	745	614,833
7.80%, 08/01/31	350	397,830
7.75%, 01/15/32	829	948,314
4.80%, 02/01/33	562	538,408
5.20%, 06/01/33(a)	950	942,497
5.40%, 02/01/34	550	552,009
Magellan Midstream Partners LP
5.00%, 03/01/26	350	350,710

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Magellan Midstream Partners LP (continued)
3.25%, 06/01/30(a)	$225	$204,596
Marathon Oil Corp.(a)
4.40%, 07/15/27	829	811,291
6.80%, 03/15/32	229	248,743
Marathon Petroleum Corp.
4.70%, 05/01/25	829	823,255
5.13%, 12/15/26	350	352,632
3.80%, 04/01/28	179	172,413
MPLX LP
4.88%, 06/01/25	763	759,462
1.75%, 03/01/26	1,134	1,062,493
4.13%, 03/01/27	829	812,199
4.25%, 12/01/27	309	302,669
4.00%, 03/15/28	829	802,798
4.80%, 02/15/29	500	497,229
2.65%, 08/15/30	1,135	984,436
4.95%, 09/01/32	756	737,560
5.00%, 03/01/33	705	689,744
Northwest Pipeline LLC, 4.00%, 04/01/27	368	360,288
Occidental Petroleum Corp.
5.88%, 09/01/25	442	444,992
5.50%, 12/01/25	338	339,235
5.55%, 03/15/26(a)	1,200	1,207,630
8.50%, 07/15/27	356	388,976
6.38%, 09/01/28(a)	200	209,903
8.88%, 07/15/30	1,000	1,172,296
6.63%, 09/01/30	1,054	1,121,351
6.13%, 01/01/31	832	863,658
7.50%, 05/01/31	500	556,718
7.88%, 09/15/31	352	400,556
ONEOK Partners LP, 4.90%, 03/15/25	163	162,258
ONEOK, Inc.
2.20%, 09/15/25	258	246,322
5.85%, 01/15/26	229	232,271
5.55%, 11/01/26	500	508,430
4.00%, 07/13/27(a)	250	243,136
4.55%, 07/15/28	413	408,368
5.65%, 11/01/28	500	516,105
4.35%, 03/15/29	829	808,066
3.40%, 09/01/29	229	211,780
3.10%, 03/15/30	400	359,992
5.80%, 11/01/30	425	441,742
6.35%, 01/15/31	229	243,576
6.10%, 11/15/32	300	315,740
6.05%, 09/01/33	1,000	1,050,000
Ovintiv, Inc.
5.65%, 05/15/25	300	301,448
5.38%, 01/01/26	251	251,157
5.65%, 05/15/28	300	305,234
8.13%, 09/15/30(a)	130	147,405
7.20%, 11/01/31	145	158,354
7.38%, 11/01/31	413	457,919
6.25%, 07/15/33	220	229,467
Phillips 66
3.85%, 04/09/25	239	235,471
1.30%, 02/15/26	400	372,478
3.90%, 03/15/28	300	292,284
2.15%, 12/15/30	329	278,222
Phillips 66 Co.
3.55%, 10/01/26	413	400,798
4.95%, 12/01/27	420	423,229
3.75%, 03/01/28	252	242,993

37

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Phillips 66 Co. (continued)
3.15%, 12/15/29	$305	$279,576
5.30%, 06/30/33	230	235,182
Pioneer Natural Resources Co.
1.13%, 01/15/26	569	530,909
5.10%, 03/29/26	835	840,769
1.90%, 08/15/30(a)	994	846,892
2.15%, 01/15/31(a)	650	553,704
Plains All American Pipeline LP/PAA Finance Corp.
4.65%, 10/15/25	450	446,623
4.50%, 12/15/26	413	409,159
3.55%, 12/15/29	329	302,763
3.80%, 09/15/30	200	184,756
Sabine Pass Liquefaction LLC
5.63%, 03/01/25	1,279	1,281,306
5.88%, 06/30/26	829	843,352
5.00%, 03/15/27	829	831,153
4.20%, 03/15/28	829	811,663
4.50%, 05/15/30	1,259	1,228,998
Shell International Finance BV
3.25%, 05/11/25	1,386	1,362,023
2.88%, 05/10/26	593	572,178
2.50%, 09/12/26	829	790,009
3.88%, 11/13/28	829	812,750
2.38%, 11/07/29	829	742,584
2.75%, 04/06/30	589	533,999
Spectra Energy Partners LP
3.50%, 03/15/25	163	160,062
3.38%, 10/15/26	829	799,248
Suncor Energy, Inc., 7.15%, 02/01/32	250	279,206
Targa Resources Corp.
5.20%, 07/01/27	450	451,959
6.15%, 03/01/29	598	624,967
4.20%, 02/01/33	374	342,365
6.13%, 03/15/33	450	470,903
6.50%, 03/30/34(a)	300	323,466
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27	329	334,840
5.00%, 01/15/28	329	323,954
6.88%, 01/15/29(a)	329	339,268
5.50%, 03/01/30	496	493,634
4.88%, 02/01/31	496	475,664
4.00%, 01/15/32	496	447,055
TC PipeLines LP
4.38%, 03/13/25	163	161,194
3.90%, 05/25/27	27	25,906
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	300	325,080
TotalEnergies Capital International SA
3.46%, 02/19/29	489	467,930
2.83%, 01/10/30(a)	500	458,944
TotalEnergies Capital SA, 3.88%, 10/11/28	400	391,014
TransCanada PipeLines Ltd.
4.88%, 01/15/26	702	700,817
6.20%, 03/09/26	400	399,970
4.25%, 05/15/28	620	605,231
4.10%, 04/15/30	729	695,905
2.50%, 10/12/31(a)	413	345,597
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26	663	695,337

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Transcontinental Gas Pipe Line Co. LLC (continued)
4.00%, 03/15/28	$220	$213,996
3.25%, 05/15/30	450	410,530
Valero Energy Corp.
3.40%, 09/15/26	280	269,741
2.15%, 09/15/27	209	192,035
4.35%, 06/01/28	212	209,507
4.00%, 04/01/29	290	280,495
2.80%, 12/01/31(a)	179	153,919
7.50%, 04/15/32	310	360,073
Valero Energy Partners LP, 4.50%, 03/15/28	413	407,570
Western Midstream Operating LP
3.10%, 02/01/25	400	389,776
4.65%, 07/01/26	200	196,984
4.75%, 08/15/28	200	195,998
6.35%, 01/15/29	560	585,400
4.05%, 02/01/30	500	467,367
6.15%, 04/01/33	400	412,295
Williams Cos., Inc.
4.00%, 09/15/25	553	543,699
5.40%, 03/02/26	810	818,314
3.75%, 06/15/27	1,068	1,030,479
5.30%, 08/15/28	700	713,245
4.90%, 03/15/29	300	300,508
3.50%, 11/15/30	829	760,509
2.60%, 03/15/31	1,105	944,425
8.75%, 03/15/32	400	485,722
4.65%, 08/15/32	600	582,665
5.65%, 03/15/33	600	622,852
5.15%, 03/15/34(a)	300	300,765

		150,841,425

Paper & Forest Products — 0.1%
Georgia-Pacific LLC
7.75%, 11/15/29	254	292,269
8.88%, 05/15/31	433	539,457
Suzano Austria GmbH
2.50%, 09/15/28	250	217,344
6.00%, 01/15/29(a)	878	883,013
5.00%, 01/15/30	400	380,800
3.75%, 01/15/31	809	702,566
3.13%, 01/15/32	400	327,000
Suzano International Finance BV, 5.50%, 01/17/27	829	828,337

		4,170,786

Passenger Airlines — 0.2%
American Airlines Pass-Through Trust
Series 2015-1, Class A, 3.38%, 11/01/28	159	148,695
Series 2016-2, Class AA, 3.20%, 12/15/29(a)	279	255,384
Series 2019-1, Class AA, 3.15%, 08/15/33(a)	672	593,487
Series AA, 3.35%, 04/15/31(a)	421	386,969
Delta Air Lines 2020-1 Class AA Pass Through Trust, Series 2020-1, Class AA, 2.00%, 12/10/29(a)	229	205,131
JetBlue Pass-Through Trust, Series 1A, 4.00%, 05/15/34(a)	241	222,245
Southwest Airlines Co.
5.25%, 05/04/25	543	543,475
5.13%, 06/15/27(a)	1,027	1,034,099
2.63%, 02/10/30	159	139,623
United Airlines Pass-Through Trust
Series 2016-1, Class AA, 3.10%, 01/07/30	271	248,925
Series 2019-1, Class AA, 4.15%, 02/25/33(a)	182	170,195

S C H E D U L E O F I N V E S T M E N T S	38

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Passenger Airlines (continued)
United Airlines Pass-Through Trust (continued)
Series 2019-2, Class AA, 2.70%, 11/01/33	$248	$212,092
Series 2020-1, Class A, 5.88%, 04/15/29(a)	891	898,970
Series 2023-1, Class A, 4.30%, 02/15/27	72	70,141
Series 2023-1, Class A, 5.80%, 07/15/37	610	619,349

		5,748,780

Personal Care Products — 0.8%
Colgate-Palmolive Co.
3.10%, 08/15/25	302	296,081
4.80%, 03/02/26	80	80,827
3.10%, 08/15/27	302	291,273
4.60%, 03/01/28(a)	480	490,882
3.25%, 08/15/32(a)	302	279,232
4.60%, 03/01/33	480	489,156
Estee Lauder Cos., Inc.
3.15%, 03/15/27	179	171,590
4.38%, 05/15/28(a)	360	359,313
2.38%, 12/01/29	411	365,812
2.60%, 04/15/30	413	366,657
1.95%, 03/15/31	193	161,373
4.65%, 05/15/33(a)	450	448,343
Haleon U.K. Capital PLC, 3.13%, 03/24/25	982	960,736
Haleon U.S. Capital LLC
3.38%, 03/24/27	1,150	1,107,293
3.38%, 03/24/29	400	377,110
3.63%, 03/24/32	1,062	977,829
Kenvue, Inc.
5.50%, 03/22/25	430	433,427
5.35%, 03/22/26	370	375,648
5.05%, 03/22/28	515	526,599
5.00%, 03/22/30	390	399,576
4.90%, 03/22/33	690	703,850
Procter & Gamble Co.
0.55%, 10/29/25	349	326,913
4.10%, 01/26/26(a)	550	547,926
2.70%, 02/02/26	350	338,783
1.00%, 04/23/26	467	434,971
2.45%, 11/03/26	450	430,370
1.90%, 02/01/27	500	467,784
2.80%, 03/25/27	1,000	959,160
2.85%, 08/11/27	413	395,453
3.95%, 01/26/28	250	249,155
4.35%, 01/29/29(a)	275	276,650
3.00%, 03/25/30	829	773,242
1.20%, 10/29/30	725	596,108
1.95%, 04/23/31	829	716,073
2.30%, 02/01/32	480	419,430
4.05%, 01/26/33(a)	450	442,479
4.55%, 01/29/34(a)	275	278,694
Unilever Capital Corp.
3.10%, 07/30/25	400	392,013
2.00%, 07/28/26	490	462,981
2.90%, 05/05/27	490	468,055
3.50%, 03/22/28	900	871,128
4.88%, 09/08/28	300	307,168
2.13%, 09/06/29	655	580,157
1.38%, 09/14/30	527	433,486
1.75%, 08/12/31	450	371,342

Security	Par (000)	Value

Personal Care Products (continued)
Unilever Capital Corp. (continued)
5.90%, 11/15/32	$723	$788,435
5.00%, 12/08/33	600	615,855

		22,606,418

Pharmaceuticals — 3.3%
AbbVie, Inc.
3.80%, 03/15/25	1,450	1,431,278
3.60%, 05/14/25	1,793	1,763,425
3.20%, 05/14/26	1,190	1,154,852
2.95%, 11/21/26	2,709	2,596,347
4.25%, 11/14/28	723	719,002
3.20%, 11/21/29	3,524	3,284,708
Astrazeneca Finance LLC
1.20%, 05/28/26	829	768,378
4.88%, 03/03/28	400	406,633
1.75%, 05/28/28	721	646,596
4.90%, 03/03/30	500	513,529
2.25%, 05/28/31	440	377,933
4.88%, 03/03/33(a)	250	256,921
AstraZeneca PLC
3.38%, 11/16/25	1,141	1,117,418
0.70%, 04/08/26(a)	911	840,064
3.13%, 06/12/27	413	397,109
4.00%, 01/17/29	343	337,523
1.38%, 08/06/30	911	755,177
Bristol-Myers Squibb Co.
0.75%, 11/13/25	450	421,227
3.20%, 06/15/26(a)	1,044	1,012,478
3.25%, 02/27/27	306	297,207
1.13%, 11/13/27	450	399,851
3.45%, 11/15/27(a)	800	775,845
3.90%, 02/20/28	829	813,900
3.40%, 07/26/29	1,421	1,346,409
1.45%, 11/13/30	620	507,723
5.75%, 02/01/31	500	531,381
2.95%, 03/15/32(a)	965	850,913
5.90%, 11/15/33(a)	370	399,583
Cigna Group
3.25%, 04/15/25	225	220,132
4.13%, 11/15/25	1,129	1,112,242
4.50%, 02/25/26	663	658,002
1.25%, 03/15/26	413	382,324
5.69%, 03/15/26	400	400,019
3.40%, 03/01/27	620	596,153
3.05%, 10/15/27	179	169,727
4.38%, 10/15/28	2,153	2,122,997
2.40%, 03/15/30	829	724,008
2.38%, 03/15/31	890	756,354
5.40%, 03/15/33	490	506,164
CVS Health Corp.
4.10%, 03/25/25	568	562,587
3.88%, 07/20/25	1,854	1,824,531
5.00%, 02/20/26	910	913,000
2.88%, 06/01/26	1,148	1,098,114
3.00%, 08/15/26(a)	1,000	958,050
3.63%, 04/01/27	457	442,369
1.30%, 08/21/27	1,243	1,104,634
4.30%, 03/25/28	3,275	3,217,860
5.00%, 01/30/29	440	445,176
3.25%, 08/15/29	1,147	1,062,058

39

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
CVS Health Corp. (continued)
5.13%, 02/21/30	$984	$994,001
3.75%, 04/01/30	983	920,691
1.75%, 08/21/30	512	423,993
5.25%, 01/30/31	335	340,936
1.88%, 02/28/31	1,023	839,091
2.13%, 09/15/31	371	305,732
5.25%, 02/21/33	950	961,681
5.30%, 06/01/33(a)	820	830,878
Eli Lilly & Co.
2.75%, 06/01/25	350	341,675
5.00%, 02/27/26(a)	350	349,992
5.50%, 03/15/27	264	273,439
3.10%, 05/15/27	620	597,419
3.38%, 03/15/29	829	796,349
4.70%, 02/27/33	590	601,060
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	829	794,341
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25	829	817,298
3.88%, 05/15/28	829	816,220
Johnson & Johnson
0.55%, 09/01/25(a)	339	318,993
2.45%, 03/01/26	1,065	1,024,426
2.95%, 03/03/27	400	386,294
0.95%, 09/01/27	600	535,749
2.90%, 01/15/28(a)	829	793,551
1.30%, 09/01/30(a)	650	543,680
4.95%, 05/15/33(a)	250	265,475
4.38%, 12/05/33	478	482,842
Mead Johnson Nutrition Co., 4.13%, 11/15/25	829	817,394
Merck & Co., Inc.
2.75%, 02/10/25	1,263	1,236,247
0.75%, 02/24/26	400	371,874
1.70%, 06/10/27	775	712,007
4.05%, 05/17/28	200	199,072
1.90%, 12/10/28	795	714,059
3.40%, 03/07/29	1,052	1,004,953
4.30%, 05/17/30	400	397,281
1.45%, 06/24/30	793	662,714
2.15%, 12/10/31	1,264	1,069,098
4.50%, 05/17/33	820	816,254
6.50%, 12/01/33	389	448,961
Mylan, Inc., 4.55%, 04/15/28	660	644,503
Novartis Capital Corp.
1.75%, 02/14/25	413	400,392
3.00%, 11/20/25(a)	1,163	1,133,803
2.00%, 02/14/27	831	780,018
3.10%, 05/17/27	665	639,742
2.20%, 08/14/30	829	729,859
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 05/19/25	1,680	1,676,506
4.45%, 05/19/26	1,680	1,672,349
4.45%, 05/19/28	2,480	2,474,824
4.65%, 05/19/30	1,550	1,554,767
4.75%, 05/19/33	3,349	3,344,848
Pfizer, Inc.
0.80%, 05/28/25	285	270,706
2.75%, 06/03/26	505	484,804
3.00%, 12/15/26	620	596,841
3.60%, 09/15/28(a)	359	348,749
3.45%, 03/15/29	860	822,915
2.63%, 04/01/30	829	746,774

Security	Par (000)	Value

Pharmaceuticals (continued)
Pfizer, Inc. (continued)
1.70%, 05/28/30	$683	$581,355
1.75%, 08/18/31	829	682,927
Pharmacia LLC, 6.60%, 12/01/28	400	434,554
Sanofi SA, 3.63%, 06/19/28	559	547,533
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	1,986	1,911,188
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28	1,078	1,093,286
2.05%, 03/31/30	1,654	1,418,047
Utah Acquisition Sub, Inc., 3.95%, 06/15/26	913	887,164
Viatris, Inc.
1.65%, 06/22/25	829	787,319
2.30%, 06/22/27	829	755,091
2.70%, 06/22/30	843	719,468
Zoetis, Inc.
4.50%, 11/13/25	300	298,522
5.40%, 11/14/25	400	403,855
3.00%, 09/12/27	350	332,516
3.90%, 08/20/28(a)	179	174,975
2.00%, 05/15/30	329	280,944
5.60%, 11/16/32(a)	300	317,357

		97,754,132

Professional Services — 0.1%
Concentrix Corp.
6.65%, 08/02/26	250	255,964
6.60%, 08/02/28(a)	500	514,047
6.85%, 08/02/33	250	253,959
Jacobs Engineering Group, Inc.
6.35%, 08/18/28	250	261,227
5.90%, 03/01/33	265	270,343
Verisk Analytics, Inc.
4.00%, 06/15/25	563	555,455
4.13%, 03/15/29	413	402,701
5.75%, 04/01/33	285	302,679

		2,816,375

Real Estate Management & Development — 0.0%
CBRE Services, Inc.
4.88%, 03/01/26	163	162,414
2.50%, 04/01/31	193	161,566
Essential Properties LP, 2.95%, 07/15/31	129	102,533
Jones Lang LaSalle, Inc., 6.88%, 12/01/28	75	79,461

		505,974

Residential REITs — 0.9%
American Homes 4 Rent LP
4.25%, 02/15/28	200	194,466
4.90%, 02/15/29	129	128,002
2.38%, 07/15/31	200	164,401
3.63%, 04/15/32(a)	300	267,837
5.50%, 02/01/34	225	227,310
AvalonBay Communities, Inc.
3.45%, 06/01/25	26	25,470
2.95%, 05/11/26	345	331,747
3.35%, 05/15/27	291	279,081
3.20%, 01/15/28	159	150,464
1.90%, 12/01/28	496	437,709
3.30%, 06/01/29	191	178,060
2.30%, 03/01/30	450	393,373
2.45%, 01/15/31	691	597,664
2.05%, 01/15/32(a)	625	521,078
5.00%, 02/15/33	75	75,828

S C H E D U L E O F I N V E S T M E N T S	40

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Residential REITs (continued)
AvalonBay Communities, Inc. (continued)
5.30%, 12/07/33(a)	$150	$154,220
Camden Property Trust
5.85%, 11/03/26	135	139,074
4.10%, 10/15/28	258	250,947
3.15%, 07/01/29(a)	400	370,477
2.80%, 05/15/30	293	261,898
4.90%, 01/15/34(a)	175	172,426
ERP Operating LP
2.85%, 11/01/26	381	363,103
3.25%, 08/01/27	413	393,259
3.50%, 03/01/28	179	171,487
4.15%, 12/01/28	305	298,876
3.00%, 07/01/29(a)	607	558,763
2.50%, 02/15/30	333	295,227
1.85%, 08/01/31	229	188,524
Essex Portfolio LP
3.50%, 04/01/25	350	342,477
3.38%, 04/15/26	200	193,175
3.63%, 05/01/27	150	143,322
1.70%, 03/01/28(a)	210	184,384
4.00%, 03/01/29	179	171,177
3.00%, 01/15/30	130	116,033
2.55%, 06/15/31	410	343,315
2.65%, 03/15/32	300	250,861
Invitation Homes Operating Partnership LP
2.30%, 11/15/28(a)	231	204,585
5.45%, 08/15/30	300	302,163
2.00%, 08/15/31	330	261,042
4.15%, 04/15/32(a)	296	271,687
5.50%, 08/15/33(a)	530	533,807
2.70%, 01/15/34	262	209,855
Mid-America Apartments LP
4.00%, 11/15/25(a)	250	245,825
1.10%, 09/15/26	198	179,985
3.60%, 06/01/27	413	399,420
4.20%, 06/15/28	296	290,216
3.95%, 03/15/29(a)	413	399,891
2.75%, 03/15/30	163	145,501
1.70%, 02/15/31	126	102,648
5.00%, 03/15/34	125	124,896
NNN REIT, Inc.
3.60%, 12/15/26	500	481,380
4.30%, 10/15/28	129	125,626
2.50%, 04/15/30	200	172,261
5.60%, 10/15/33	200	204,565
Realty Income Corp.
4.63%, 11/01/25	350	347,830
5.05%, 01/13/26	376	376,009
0.75%, 03/15/26	475	434,594
4.88%, 06/01/26	400	399,890
4.13%, 10/15/26	829	816,425
3.00%, 01/15/27	829	789,668
3.20%, 01/15/27(a)	79	75,506
3.95%, 08/15/27	413	401,981
3.40%, 01/15/28	413	393,284
3.65%, 01/15/28	414	397,431
2.20%, 06/15/28	374	336,132
4.70%, 12/15/28	220	219,471
4.75%, 02/15/29	225	224,446
3.25%, 06/15/29	207	192,368
4.00%, 07/15/29	350	335,615

Security	Par (000)	Value

Residential REITs (continued)
Realty Income Corp. (continued)
3.10%, 12/15/29	$413	$378,207
3.40%, 01/15/30	413	380,349
4.85%, 03/15/30	450	449,887
3.25%, 01/15/31	554	499,327
3.20%, 02/15/31	350	312,568
5.63%, 10/13/32	500	518,927
2.85%, 12/15/32	525	443,397
1.80%, 03/15/33	300	231,316
4.90%, 07/15/33	340	333,028
5.13%, 02/15/34	225	223,401
STORE Capital Corp.
4.50%, 03/15/28	300	282,246
2.70%, 12/01/31	413	323,645
Tanger Properties LP
3.88%, 07/15/27	79	72,596
2.75%, 09/01/31	200	164,069
UDR, Inc.
4.40%, 01/26/29	129	124,853
3.20%, 01/15/30	413	374,756
3.00%, 08/15/31(a)	413	359,869
2.10%, 08/01/32	274	215,216
1.90%, 03/15/33	350	267,184
2.10%, 06/15/33(a)	300	231,122

		25,917,481

Retail REITs — 0.4%
Brixmor Operating Partnership LP
3.85%, 02/01/25	300	294,440
4.13%, 06/15/26	163	158,571
3.90%, 03/15/27	256	245,961
4.13%, 05/15/29(a)	286	271,566
4.05%, 07/01/30(a)	400	374,079
2.50%, 08/16/31	495	412,920
5.50%, 02/15/34	125	125,418
Federal Realty OP LP
3.25%, 07/15/27	413	388,106
5.38%, 05/01/28	160	161,954
3.50%, 06/01/30	660	604,050
Kimco Realty OP LLC
3.30%, 02/01/25	288	282,193
2.80%, 10/01/26	413	390,268
3.80%, 04/01/27	250	241,301
2.70%, 10/01/30	350	303,904
2.25%, 12/01/31	163	132,314
3.20%, 04/01/32(a)	500	433,868
4.60%, 02/01/33	260	250,225
6.40%, 03/01/34	125	135,239
Regency Centers LP
3.60%, 02/01/27	350	336,988
2.95%, 09/15/29	179	161,087
3.70%, 06/15/30	413	384,025
5.25%, 01/15/34	50	50,039
Simon Property Group LP
3.50%, 09/01/25	500	490,176
3.30%, 01/15/26(a)	293	284,593
3.25%, 11/30/26	450	434,189
1.38%, 01/15/27	279	255,418
3.38%, 06/15/27	620	594,983
3.38%, 12/01/27	450	429,469
1.75%, 02/01/28	450	403,892
2.45%, 09/13/29	735	651,501
2.65%, 07/15/30	829	733,793

41

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail REITs (continued)
Simon Property Group LP (continued)
2.20%, 02/01/31	$412	$344,729
2.25%, 01/15/32	579	477,919
2.65%, 02/01/32	229	194,671
5.50%, 03/08/33(a)	500	516,929
6.25%, 01/15/34	65	70,339
SITE Centers Corp.
3.63%, 02/01/25	350	343,554
4.25%, 02/01/26	163	159,346
4.70%, 06/01/27	350	347,703

		12,871,720

Semiconductors & Semiconductor Equipment — 2.0%
Advanced Micro Devices, Inc., 3.92%, 06/01/32	430	411,507
Analog Devices, Inc.
3.50%, 12/05/26	620	605,596
3.45%, 06/15/27	500	484,828
1.70%, 10/01/28	450	399,111
2.10%, 10/01/31	650	549,950
Applied Materials, Inc.
3.90%, 10/01/25	503	497,057
3.30%, 04/01/27(a)	829	802,881
1.75%, 06/01/30	213	181,619
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27	1,842	1,794,266
3.50%, 01/15/28	413	394,758
Broadcom, Inc.
3.15%, 11/15/25	662	642,131
3.46%, 09/15/26	309	299,083
1.95%, 02/15/28(c)	198	177,775
4.11%, 09/15/28	700	681,487
4.00%, 04/15/29(c)	450	433,160
4.75%, 04/15/29	1,226	1,225,148
5.00%, 04/15/30	450	456,363
4.15%, 11/15/30	1,146	1,093,075
2.45%, 02/15/31(c)	1,715	1,460,481
4.15%, 04/15/32(c)	890	839,395
4.30%, 11/15/32	1,244	1,180,786
2.60%, 02/15/33(c)	1,298	1,066,235
3.42%, 04/15/33(c)	1,668	1,464,797
Hubbell, Inc.
3.35%, 03/01/26	290	281,220
3.50%, 02/15/28	250	239,245
Intel Corp.
3.40%, 03/25/25	890	875,465
3.70%, 07/29/25	1,379	1,358,126
4.88%, 02/10/26	600	603,797
2.60%, 05/19/26	400	383,333
3.75%, 03/25/27	660	646,848
3.15%, 05/11/27	400	384,909
3.75%, 08/05/27	750	733,491
4.88%, 02/10/28	1,055	1,069,241
1.60%, 08/12/28	559	494,980
4.00%, 08/05/29	350	342,590
2.45%, 11/15/29	1,119	1,001,589
5.13%, 02/10/30	600	617,966
3.90%, 03/25/30	838	804,903
2.00%, 08/12/31	699	583,215
4.15%, 08/05/32	810	782,724
4.00%, 12/15/32(a)	500	477,513
5.20%, 02/10/33(a)	1,258	1,294,996

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
KLA Corp.
4.10%, 03/15/29	$413	$408,692
4.65%, 07/15/32(a)	640	642,772
4.70%, 02/01/34	225	224,188
Lam Research Corp.
3.80%, 03/15/25	150	148,152
3.75%, 03/15/26	450	442,248
4.00%, 03/15/29	650	636,949
1.90%, 06/15/30	679	581,406
Marvell Technology, Inc.
1.65%, 04/15/26	736	687,275
2.45%, 04/15/28	429	388,968
5.75%, 02/15/29	260	269,486
2.95%, 04/15/31	393	342,620
5.95%, 09/15/33	260	275,286
Microchip Technology, Inc., 4.25%, 09/01/25	829	817,698
Micron Technology, Inc.
4.98%, 02/06/26	163	163,245
4.19%, 02/15/27	400	391,981
5.38%, 04/15/28	340	345,957
5.33%, 02/06/29	363	368,859
6.75%, 11/01/29	500	539,820
4.66%, 02/15/30	300	294,780
5.30%, 01/15/31	561	566,841
2.70%, 04/15/32	829	695,800
5.88%, 02/09/33	200	208,851
5.88%, 09/15/33(a)	600	624,117
NVIDIA Corp.
3.20%, 09/16/26	829	806,156
1.55%, 06/15/28	600	537,738
2.85%, 04/01/30	946	868,960
2.00%, 06/15/31	579	493,995
NXP BV/NXP Funding LLC
5.35%, 03/01/26(a)	320	321,501
5.55%, 12/01/28	400	409,042
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25	400	386,568
3.88%, 06/18/26	497	483,944
3.15%, 05/01/27(a)	300	283,842
4.40%, 06/01/27	400	393,996
4.30%, 06/18/29(a)	829	799,927
3.40%, 05/01/30	465	423,406
2.50%, 05/11/31	661	553,971
2.65%, 02/15/32	662	551,625
5.00%, 01/15/33(a)	500	490,075
Qorvo, Inc., 4.38%, 10/15/29	454	427,497
QUALCOMM, Inc.
3.45%, 05/20/25	600	589,949
3.25%, 05/20/27	1,163	1,123,045
1.30%, 05/20/28	366	323,285
2.15%, 05/20/30	774	677,011
1.65%, 05/20/32	700	561,341
4.25%, 05/20/32	93	91,130
5.40%, 05/20/33(a)	500	532,392
Skyworks Solutions, Inc.
1.80%, 06/01/26	107	99,674
3.00%, 06/01/31	123	105,378
Texas Instruments, Inc.
1.38%, 03/12/25	450	433,992
1.13%, 09/15/26	350	322,662
2.90%, 11/03/27	306	290,672
4.60%, 02/15/28	200	202,243

S C H E D U L E O F I N V E S T M E N T S	42

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc. (continued)
2.25%, 09/04/29	$562	$505,718
1.75%, 05/04/30	450	383,640
1.90%, 09/15/31	467	393,190
3.65%, 08/16/32	200	187,824
4.90%, 03/14/33(a)	620	637,281
TSMC Arizona Corp.
1.75%, 10/25/26	450	415,589
3.88%, 04/22/27	1,000	977,700
4.13%, 04/22/29	250	244,623
2.50%, 10/25/31	410	348,529
4.25%, 04/22/32(a)	400	387,552
Xilinx, Inc., 2.38%, 06/01/30	260	230,643

		58,480,937

Software — 1.7%
Adobe, Inc.
1.90%, 02/01/25(a)	103	99,955
3.25%, 02/01/25	500	492,083
2.15%, 02/01/27	598	561,517
2.30%, 02/01/30	994	888,938
Autodesk, Inc.
3.50%, 06/15/27	209	202,339
2.85%, 01/15/30	376	340,337
2.40%, 12/15/31	637	539,233
Electronic Arts, Inc., 1.85%, 02/15/31	463	384,564
Intuit, Inc.
0.95%, 07/15/25	625	591,248
5.25%, 09/15/26	330	336,221
1.35%, 07/15/27	683	617,132
5.13%, 09/15/28	450	462,140
1.65%, 07/15/30	166	138,856
5.20%, 09/15/33	736	763,434
Microsoft Corp.
2.70%, 02/12/25	1,450	1,419,998
3.13%, 11/03/25	1,834	1,794,681
2.40%, 08/08/26	2,553	2,434,493
3.40%, 09/15/26(c)	350	341,972
3.30%, 02/06/27	2,584	2,521,452
3.40%, 06/15/27(c)	129	125,291
1.35%, 09/15/30(a)(c)	61	51,056
Oracle Corp.
2.50%, 04/01/25	1,479	1,434,733
2.95%, 05/15/25	1,563	1,521,588
5.80%, 11/10/25	920	933,846
1.65%, 03/25/26	1,691	1,580,344
2.65%, 07/15/26	2,277	2,161,867
2.80%, 04/01/27(a)	1,707	1,610,431
3.25%, 11/15/27	1,820	1,728,480
2.30%, 03/25/28	1,148	1,042,261
4.50%, 05/06/28	130	129,485
6.15%, 11/09/29(a)	949	1,012,755
2.95%, 04/01/30	1,466	1,320,583
4.65%, 05/06/30	430	425,519
3.25%, 05/15/30	787	721,028
2.88%, 03/25/31	2,465	2,169,029
6.25%, 11/09/32	1,708	1,842,120
4.90%, 02/06/33	730	722,474
Roper Technologies, Inc.
1.00%, 09/15/25	512	480,519
3.80%, 12/15/26	413	403,873
1.40%, 09/15/27	305	272,556

Security	Par (000)	Value

Software (continued)
Roper Technologies, Inc. (continued)
4.20%, 09/15/28	$450	$440,397
2.95%, 09/15/29	359	328,295
2.00%, 06/30/30(a)	313	265,811
1.75%, 02/15/31	714	582,032
Salesforce, Inc.
3.70%, 04/11/28(a)	1,009	989,085
1.50%, 07/15/28	450	400,794
1.95%, 07/15/31	951	799,858
ServiceNow, Inc., 1.40%, 09/01/30	1,038	853,627
Take-Two Interactive Software, Inc.
3.55%, 04/14/25	388	380,597
5.00%, 03/28/26	350	351,351
3.70%, 04/14/27	305	296,269
4.95%, 03/28/28(a)	350	352,615
4.00%, 04/14/32	359	338,048
VMware, Inc.
4.50%, 05/15/25	500	496,156
1.40%, 08/15/26	909	832,028
4.65%, 05/15/27	400	396,466
3.90%, 08/21/27	600	580,423
1.80%, 08/15/28(a)	500	439,383
4.70%, 05/15/30	309	303,927
2.20%, 08/15/31(a)	750	619,363
Workday, Inc.
3.50%, 04/01/27	639	618,844
3.70%, 04/01/29	543	517,416
3.80%, 04/01/32	821	761,557

		48,564,773

Specialized REITs — 0.3%
CubeSmart LP
2.25%, 12/15/28	207	182,799
3.00%, 02/15/30	93	82,688
2.00%, 02/15/31	413	335,779
2.50%, 02/15/32	350	289,384
Extra Space Storage LP
3.50%, 07/01/26	362	349,425
3.88%, 12/15/27	274	263,855
5.70%, 04/01/28	312	319,319
4.00%, 06/15/29	129	122,570
5.50%, 07/01/30	540	552,231
2.20%, 10/15/30	61	50,791
5.90%, 01/15/31	374	388,831
2.55%, 06/01/31(a)	413	345,224
2.40%, 10/15/31	355	290,846
2.35%, 03/15/32	205	165,988
5.40%, 02/01/34	225	224,952
Public Storage, 2.30%, 05/01/31	475	407,119
Public Storage Operating Co.
0.88%, 02/15/26(a)	366	339,744
1.50%, 11/09/26	657	604,737
3.09%, 09/15/27	366	348,782
1.85%, 05/01/28	474	426,661
1.95%, 11/09/28	642	572,930
5.13%, 01/15/29(a)	145	148,756
3.39%, 05/01/29	366	347,340
2.25%, 11/09/31	408	343,197
5.10%, 08/01/33	460	468,778

		7,972,726

43

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Specialty Retail — 0.1%
Best Buy Co., Inc.(a)
4.45%, 10/01/28	$250	$248,906
1.95%, 10/01/30	236	196,350
Dick’s Sporting Goods, Inc., 3.15%, 01/15/32(a)	329	279,736
Ross Stores, Inc.
4.60%, 04/15/25	413	410,869
0.88%, 04/15/26	250	230,197
1.88%, 04/15/31	179	147,260
Tractor Supply Co.
1.75%, 11/01/30	201	164,660
5.25%, 05/15/33(a)	320	325,247

		2,003,225

Technology Hardware, Storage & Peripherals — 1.3%
Apple, Inc.
2.50%, 02/09/25	966	943,948
1.13%, 05/11/25	1,488	1,424,779
3.20%, 05/13/25	620	609,342
0.55%, 08/20/25	523	493,230
0.70%, 02/08/26	1,613	1,498,097
3.25%, 02/23/26	1,584	1,547,140
4.42%, 05/08/26	600	600,019
2.45%, 08/04/26	1,169	1,116,240
2.05%, 09/11/26	900	848,252
3.35%, 02/09/27	909	885,448
3.20%, 05/11/27	1,243	1,201,308
3.00%, 06/20/27	700	672,607
2.90%, 09/12/27	829	792,046
3.00%, 11/13/27	829	795,211
1.20%, 02/08/28	1,789	1,591,506
4.00%, 05/10/28(a)	890	886,810
1.40%, 08/05/28	1,530	1,357,383
3.25%, 08/08/29	400	380,744
2.20%, 09/11/29	1,023	921,043
4.15%, 05/10/30	360	360,252
1.65%, 05/11/30	1,160	991,599
1.25%, 08/20/30	523	432,684
1.65%, 02/08/31	1,773	1,485,408
1.70%, 08/05/31	130	107,943
3.35%, 08/08/32(a)	800	744,371
4.30%, 05/10/33(a)	360	362,886
Dell International LLC/EMC Corp.
5.85%, 07/15/25	496	501,224
6.02%, 06/15/26	1,684	1,720,494
4.90%, 10/01/26	829	829,195
6.10%, 07/15/27(a)	258	268,222
5.25%, 02/01/28(a)	550	561,883
5.30%, 10/01/29	1,036	1,062,282
6.20%, 07/15/30	450	480,483
5.75%, 02/01/33(a)	400	420,061
Dell, Inc., 7.10%, 04/15/28(a)	329	355,698
Fortinet, Inc.
1.00%, 03/15/26	628	578,640
2.20%, 03/15/31	183	153,450
Hewlett Packard Enterprise Co.
4.90%, 10/15/25	1,292	1,287,225
1.75%, 04/01/26	829	774,380
5.25%, 07/01/28(a)	140	142,275
HP, Inc.
2.20%, 06/17/25	413	396,803
1.45%, 06/17/26	318	293,092
3.00%, 06/17/27	450	425,484

Security	Par (000)	Value

Technology Hardware, Storage & Peripherals (continued)
HP, Inc. (continued)
4.75%, 01/15/28	$350	$350,358
4.00%, 04/15/29(a)	430	415,539
3.40%, 06/17/30	310	283,770
2.65%, 06/17/31	529	448,558
4.20%, 04/15/32(a)	215	201,689
5.50%, 01/15/33(a)	650	663,935
NetApp, Inc.
1.88%, 06/22/25	558	533,207
2.38%, 06/22/27(a)	400	369,947
2.70%, 06/22/30	400	352,176
Western Digital Corp.
2.85%, 02/01/29	226	193,250
3.10%, 02/01/32	145	115,318

		37,228,934

Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc.
2.40%, 03/27/25	400	389,424
2.38%, 11/01/26	400	379,688
2.75%, 03/27/27	619	589,583
2.85%, 03/27/30(a)	829	759,257
Ralph Lauren Corp., 2.95%, 06/15/30	350	317,440
Tapestry, Inc.
7.05%, 11/27/25	200	204,585
7.00%, 11/27/26	700	722,018
7.35%, 11/27/28	650	680,834
7.70%, 11/27/30	575	609,441
3.05%, 03/15/32(a)	200	159,958
7.85%, 11/27/33	650	694,679
VF Corp.
2.40%, 04/23/25	350	336,392
2.80%, 04/23/27	254	234,502
2.95%, 04/23/30(a)	413	346,612

		6,424,413

Tobacco — 0.9%
Altria Group, Inc.
2.35%, 05/06/25	656	633,983
4.40%, 02/14/26	806	798,278
2.63%, 09/16/26(a)	209	198,469
6.20%, 11/01/28(a)	175	184,601
4.80%, 02/14/29	1,437	1,439,793
3.40%, 05/06/30	359	327,358
2.45%, 02/04/32	1,319	1,078,441
6.88%, 11/01/33	130	143,175
BAT Capital Corp.
3.22%, 09/06/26	829	793,734
4.70%, 04/02/27	413	409,882
3.56%, 08/15/27	1,495	1,428,633
2.26%, 03/25/28	1,196	1,073,543
3.46%, 09/06/29(a)	328	301,107
4.91%, 04/02/30	496	489,410
6.34%, 08/02/30	600	631,755
2.73%, 03/25/31	823	690,010
4.74%, 03/16/32	454	434,660
7.75%, 10/19/32(a)	340	386,072
6.42%, 08/02/33(a)	822	862,174
BAT International Finance PLC
1.67%, 03/25/26	987	919,747
4.45%, 03/16/28	454	444,074
5.93%, 02/02/29	600	622,869

S C H E D U L E O F I N V E S T M E N T S	44

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tobacco (continued)
Philip Morris International, Inc.
1.50%, 05/01/25	$300	$288,281
3.38%, 08/11/25	620	607,568
5.00%, 11/17/25	500	502,435
4.88%, 02/13/26(a)	700	702,059
2.75%, 02/25/26	342	328,658
0.88%, 05/01/26	300	275,822
3.13%, 08/17/27	179	170,332
5.13%, 11/17/27	740	752,113
4.88%, 02/15/28	700	705,799
3.13%, 03/02/28	250	236,069
5.25%, 09/07/28	175	179,473
3.38%, 08/15/29	800	748,857
5.63%, 11/17/29	667	696,112
5.13%, 02/15/30	1,500	1,524,716
2.10%, 05/01/30	259	222,892
5.50%, 09/07/30	175	181,354
1.75%, 11/01/30	959	792,122
5.75%, 11/17/32	615	643,686
5.38%, 02/15/33	1,300	1,326,775
5.63%, 09/07/33	575	596,070
Reynolds American, Inc., 4.45%, 06/12/25	793	784,625

		26,557,586

Transportation Infrastructure — 0.0%
CH Robinson Worldwide, Inc., 4.20%, 04/15/28	350	341,974

Water Utilities — 0.1%
American Water Capital Corp.
3.40%, 03/01/25	620	608,265
2.95%, 09/01/27	413	390,217
3.75%, 09/01/28	193	186,500
3.45%, 06/01/29	413	391,161
2.80%, 05/01/30	254	228,243
2.30%, 06/01/31	745	632,042
4.45%, 06/01/32(a)	430	422,659
Essential Utilities, Inc.
2.70%, 04/15/30	250	219,366
2.40%, 05/01/31(a)	129	108,065
5.38%, 01/15/34	150	150,930

		3,337,448

Wireless Telecommunication Services — 1.1%
America Movil SAB de CV
3.63%, 04/22/29	916	863,330
2.88%, 05/07/30	582	518,923
4.70%, 07/21/32	350	343,000
Orange SA, 9.00%, 03/01/31	1,263	1,558,542
Rogers Communications, Inc.
2.95%, 03/15/25	329	320,802
3.63%, 12/15/25	298	290,419
2.90%, 11/15/26	179	170,193
3.20%, 03/15/27	767	733,135
3.80%, 03/15/32	1,222	1,111,517
Sprint LLC
7.63%, 02/15/25(a)	750	762,899
7.63%, 03/01/26	600	626,155
T-Mobile U.S., Inc.
3.50%, 04/15/25	1,166	1,143,140
1.50%, 02/15/26	829	775,955
2.25%, 02/15/26	800	758,472
2.63%, 04/15/26	450	428,402
3.75%, 04/15/27	2,883	2,795,059
4.75%, 02/01/28	700	696,276

Security	Par (000)	Value

Wireless Telecommunication Services (continued)
T-Mobile U.S., Inc. (continued)
2.05%, 02/15/28	$813	$733,539
4.95%, 03/15/28	720	725,861
4.80%, 07/15/28	1,000	1,002,813
2.63%, 02/15/29	700	629,921
3.38%, 04/15/29	1,500	1,391,570
3.88%, 04/15/30	4,046	3,826,310
2.55%, 02/15/31	1,803	1,545,861
2.88%, 02/15/31	700	612,436
3.50%, 04/15/31	1,766	1,608,597
2.25%, 11/15/31	286	236,932
2.70%, 03/15/32	625	531,220
5.20%, 01/15/33	902	919,266
5.05%, 07/15/33	1,685	1,686,941
5.75%, 01/15/34	305	321,336
T-Mobile USA, Inc.
4.85%, 01/15/29	310	310,604
2.40%, 03/15/29	250	223,550
5.15%, 04/15/34	170	171,272
Vodafone Group PLC
4.13%, 05/30/25	543	536,938
4.38%, 05/30/28(a)	400	399,458
7.88%, 02/15/30	376	432,865
6.25%, 11/30/32(a)	500	544,770

		32,288,279

Total Corporate Bonds — 89.0% (Cost: $2,687,852,998)		2,610,286,458

Foreign Agency Obligations

Canada — 1.2%
Canada Government International Bond
1.63%, 01/22/25	1,645	1,596,407
2.88%, 04/28/25(a)	1,000	979,281
0.75%, 05/19/26	1,200	1,110,005
3.75%, 04/26/28	2,000	1,981,042
Export Development Canada
3.38%, 08/26/25	1,300	1,278,301
4.38%, 06/29/26	1,100	1,103,760
3.00%, 05/25/27	1,100	1,062,709
3.88%, 02/14/28	1,600	1,589,644
Hydro-Quebec, Series HK, 9.38%, 04/15/30	300	374,164
Province of Alberta Canada
1.00%, 05/20/25	1,039	990,907
3.30%, 03/15/28	409	394,797
1.30%, 07/22/30(a)	659	548,541
Province of British Columbia Canada
2.25%, 06/02/26	829	790,654
0.90%, 07/20/26	859	790,869
4.80%, 11/15/28(a)	1,200	1,229,767
4.20%, 07/06/33	1,200	1,184,757
Province of Manitoba Canada
4.30%, 07/27/33	600	595,355
Series HB, 1.50%, 10/25/28	359	318,091
Province of New Brunswick Canada, 3.63%, 02/24/28	179	174,116
Province of Ontario Canada
0.63%, 01/21/26	1,229	1,141,401
1.05%, 04/14/26	1,050	977,115
2.50%, 04/27/26	2,489	2,390,848
3.10%, 05/19/27	800	772,399
1.05%, 05/21/27(a)	829	748,550

45

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Canada (continued)
Province of Ontario Canada (continued)
2.00%, 10/02/29	$829	$738,618
1.13%, 10/07/30	459	375,801
1.60%, 02/25/31	1,659	1,394,706
2.13%, 01/21/32(a)	1,200	1,028,279
Province of Quebec Canada
0.60%, 07/23/25	1,659	1,564,617
2.50%, 04/20/26	881	846,560
2.75%, 04/12/27(a)	1,659	1,586,340
3.63%, 04/13/28(a)	1,700	1,664,526
1.35%, 05/28/30	659	554,122
4.50%, 09/08/33(a)	800	807,486
Series QX, 1.50%, 02/11/25	859	829,644

		35,514,179

Chile — 0.2%
Chile Government International Bond
3.13%, 01/21/26	400	388,000
2.75%, 01/31/27(a)	600	567,000
3.24%, 02/06/28	982	929,954
4.85%, 01/22/29(a)	800	805,200
2.45%, 01/31/31(a)	783	678,078
2.55%, 01/27/32	878	750,690
2.55%, 07/27/33(a)	1,300	1,068,600
3.50%, 01/31/34	900	792,900

		5,980,422

Germany — 0.0%
Landwirtschaftliche Rentenbank, 1.75%, 07/27/26(a)	829	780,962

Indonesia — 0.3%
Indonesia Government International Bond
4.15%, 09/20/27	600	585,375
3.50%, 01/11/28	1,310	1,247,919
4.10%, 04/24/28	478	466,050
4.75%, 02/11/29	478	477,851
2.85%, 02/14/30(a)	1,310	1,172,594
3.85%, 10/15/30	1,310	1,236,456
1.85%, 03/12/31	800	657,088
2.15%, 07/28/31	600	497,316
3.55%, 03/31/32	700	637,875
4.65%, 09/20/32	600	589,566
4.85%, 01/11/33	500	500,055

		8,068,145

Israel — 0.1%
Israel Government International Bond
2.88%, 03/16/26(a)	400	379,875
3.25%, 01/17/28	982	912,032
2.75%, 07/03/30(a)	858	740,025
4.50%, 01/17/33(a)	1,150	1,072,375
State of Israel, 2.50%, 01/15/30	710	607,938

		3,712,245

Italy — 0.1%
Republic of Italy Government International Bond
1.25%, 02/17/26	2,489	2,307,373
2.88%, 10/17/29	883	790,283

		3,097,656

Japan — 0.7%
Japan Bank for International Cooperation
0.63%, 07/15/25	1,310	1,233,861
4.25%, 01/26/26	1,500	1,492,304
4.25%, 04/27/26	1,000	994,201

Security	Par (000)	Value

Japan (continued)
Japan Bank for International Cooperation (continued)
1.88%, 07/21/26	$800	$751,122
2.88%, 06/01/27	976	931,132
2.88%, 07/21/27	900	857,825
2.75%, 11/16/27	1,200	1,133,859
3.25%, 07/20/28(a)	1,310	1,252,409
3.50%, 10/31/28	1,100	1,060,212
2.13%, 02/16/29(a)	900	809,041
2.00%, 10/17/29	476	419,508
1.25%, 01/21/31	1,310	1,067,567
1.88%, 04/15/31	986	834,033
Series DTC, 2.50%, 05/28/25	2,486	2,411,276
Series DTC, 2.38%, 04/20/26	650	620,773
Series DTC, 2.25%, 11/04/26	1,500	1,415,739
Japan International Cooperation Agency
2.13%, 10/20/26	300	281,119
2.75%, 04/27/27	800	755,888
3.25%, 05/25/27	500	479,875
4.00%, 05/23/28	1,000	981,560

		19,783,304

Mexico — 0.4%
Mexico Government International Bond
4.13%, 01/21/26	2,489	2,459,132
4.15%, 03/28/27(a)	1,028	1,018,234
3.75%, 01/11/28	478	458,402
5.40%, 02/09/28	750	763,875
4.50%, 04/22/29	1,053	1,029,834
3.25%, 04/16/30	1,139	1,022,139
2.66%, 05/24/31	2,310	1,940,400
4.75%, 04/27/32	1,639	1,567,703
7.50%, 04/08/33(a)	300	340,350
4.88%, 05/19/33	1,600	1,528,800

		12,128,869

Panama — 0.2%
Panama Government International Bond
3.75%, 03/16/25	2,903	2,829,844
8.88%, 09/30/27	600	652,800
3.88%, 03/17/28	633	577,929
9.38%, 04/01/29	400	447,000
3.16%, 01/23/30	1,178	984,219
2.25%, 09/29/32	1,300	919,750
3.30%, 01/19/33	400	307,000

		6,718,542

Peru — 0.2%
Peruvian Government International Bond
7.35%, 07/21/25	360	370,913
2.39%, 01/23/26(a)	251	238,701
4.13%, 08/25/27(a)	580	566,370
2.84%, 06/20/30(a)	170	150,110
2.78%, 01/23/31(a)	2,059	1,777,946
1.86%, 12/01/32(a)	620	477,710
8.75%, 11/21/33(a)	1,100	1,369,500
3.00%, 01/15/34	1,300	1,082,770

		6,034,020

Philippines — 0.3%
Philippines Government International Bond
10.63%, 03/16/25	700	741,781
5.17%, 10/13/27	600	609,066
3.00%, 02/01/28	978	918,205

S C H E D U L E O F I N V E S T M E N T S	46

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Philippines (continued)
Philippines Government International Bond (continued)
4.63%, 07/17/28(a)	$800	$798,500
3.75%, 01/14/29(a)	489	469,249
9.50%, 02/02/30	1,100	1,366,750
2.46%, 05/05/30	710	620,141
7.75%, 01/14/31	1,243	1,454,310
1.65%, 06/10/31	478	384,264
1.95%, 01/06/32	500	405,938
6.38%, 01/15/32	600	658,125
3.56%, 09/29/32(a)	400	362,544
5.61%, 04/13/33	400	418,544
5.00%, 07/17/33	700	707,952

		9,915,369

Poland — 0.1%
Republic of Poland Government International Bond
3.25%, 04/06/26(a)	1,036	1,008,577
5.50%, 11/16/27	700	722,386
5.75%, 11/16/32(a)	600	636,252
4.88%, 10/04/33(a)	1,500	1,492,125

		3,859,340

South Korea — 0.5%
Export-Import Bank of Korea
1.25%, 01/18/25	500	482,855
2.88%, 01/21/25	478	468,707
1.88%, 02/12/25	478	463,660
4.88%, 01/11/26	1,500	1,503,435
0.63%, 02/09/26	1,000	921,800
2.63%, 05/26/26	478	456,041
1.63%, 01/18/27	1,000	920,070
4.25%, 09/15/27	400	396,056
5.00%, 01/11/28	850	865,368
4.50%, 09/15/32	600	592,374
5.13%, 01/11/33	1,000	1,031,390
5.13%, 09/18/33	300	309,987
Korea Development Bank
4.00%, 09/08/25(a)	850	839,052
3.38%, 09/16/25	1,000	974,650
3.00%, 01/13/26	1,310	1,265,827
0.80%, 07/19/26	400	362,274
5.38%, 10/23/28	800	829,656
4.25%, 09/08/32(a)	400	387,920
4.38%, 02/15/33(a)	800	781,592
5.63%, 10/23/33	500	536,095
Korea International Bond, 2.50%, 06/19/29	500	458,645

		14,847,454

Supranational — 4.0%
African Development Bank
Series GDIF, 0.88%, 03/23/26	1,659	1,544,028
Series GDIF, 0.88%, 07/22/26	950	876,115
Arab Petroleum Investments Corp., 1.48%, 10/06/26(c)	800	728,600
Asian Development Bank
0.63%, 04/29/25	1,500	1,428,092
0.38%, 09/03/25	1,000	937,445
4.25%, 01/09/26	2,000	1,997,779
0.50%, 02/04/26	1,659	1,538,575
1.00%, 04/14/26	1,659	1,545,984
2.00%, 04/24/26	829	789,409
2.63%, 01/12/27(a)	829	795,065
1.50%, 01/20/27	1,400	1,298,970

Security	Par (000)	Value

Supranational (continued)
Asian Development Bank (continued)
3.13%, 08/20/27	$2,000	$1,938,612
2.50%, 11/02/27(a)	1,659	1,569,317
2.75%, 01/19/28	1,020	971,888
5.82%, 06/16/28	2,519	2,690,939
1.88%, 03/15/29	1,500	1,351,431
1.75%, 09/19/29	1,659	1,471,117
1.88%, 01/24/30	789	697,548
1.50%, 03/04/31	1,500	1,265,010
3.13%, 04/27/32(a)	1,000	934,000
Asian Infrastructure Investment Bank
0.50%, 01/27/26	1,750	1,621,568
4.00%, 01/18/28	2,000	1,990,420
Corp. Andina de Fomento
1.63%, 09/23/25	700	661,465
2.25%, 02/08/27	400	367,158
Council Of Europe Development Bank, 3.63%, 01/26/28	1,000	984,224
European Bank for Reconstruction & Development
1.50%, 02/13/25	829	801,409
0.50%, 05/19/25	1,659	1,572,790
0.50%, 01/28/26	900	834,975
European Investment Bank
1.88%, 02/10/25(a)	1,000	971,180
1.63%, 03/14/25	3,319	3,210,067
0.63%, 07/25/25	1,659	1,567,885
2.75%, 08/15/25	1,050	1,023,272
0.38%, 12/15/25	1,350	1,254,548
0.38%, 03/26/26	3,000	2,764,831
2.13%, 04/13/26(a)	829	792,430
0.75%, 10/26/26	1,198	1,094,694
2.38%, 05/24/27	2,903	2,753,919
3.25%, 11/15/27	1,000	972,860
1.75%, 03/15/29	1,100	987,220
1.63%, 10/09/29	620	545,857
0.88%, 05/17/30	400	331,094
1.25%, 02/14/31	3,000	2,502,272
Inter-American Development Bank
1.75%, 03/14/25	2,489	2,409,084
0.88%, 04/03/25	2,489	2,381,810
0.63%, 07/15/25	1,350	1,276,096
0.88%, 04/20/26	2,489	2,313,446
2.00%, 06/02/26(a)	413	392,468
2.00%, 07/23/26(a)	1,700	1,612,149
1.50%, 01/13/27	1,500	1,392,231
2.38%, 07/07/27	829	784,265
1.13%, 07/20/28	2,489	2,195,910
2.25%, 06/18/29(a)	934	853,881
3.50%, 09/14/29	2,000	1,947,784
1.13%, 01/13/31(a)	2,073	1,709,116
Inter-American Investment Corp., 4.13%, 02/15/28	500	498,569
International Bank for Reconstruction & Development
0.75%, 03/11/25	1,200	1,149,261
0.63%, 04/22/25	4,150	3,954,409
0.38%, 07/28/25(a)	2,489	2,341,648
0.50%, 10/28/25	1,659	1,551,019
0.88%, 07/15/26	850	784,805
3.13%, 06/15/27(a)	2,000	1,941,098
0.75%, 11/24/27	1,000	884,552
1.13%, 09/13/28	2,150	1,889,351
3.63%, 09/21/29	1,000	980,166
0.75%, 08/26/30	2,300	1,863,358

47

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
International Bank for Reconstruction & Development (continued)
1.25%, 02/10/31	$4,150	$3,442,507
2.50%, 03/29/32(a)	4,000	3,567,516
Series GDIF, 2.50%, 07/29/25	829	805,100
Series GDIF, 1.88%, 10/27/26	1,720	1,619,316
Series GDIF, 2.50%, 11/22/27	1,659	1,568,909
Series GDIF, 1.38%, 04/20/28	2,903	2,607,129
Series GDIF, 1.75%, 10/23/29	2,489	2,200,964
International Finance Corp.
0.38%, 07/16/25	1,659	1,562,686
0.75%, 10/08/26	1,659	1,517,587
0.75%, 08/27/30(a)	459	372,229
Nordic Investment Bank
0.38%, 09/11/25	1,100	1,030,755
3.38%, 09/08/27	500	488,410
4.38%, 03/14/28	2,000	2,024,400

		115,890,046

Sweden — 0.2%
Svensk Exportkredit AB
0.63%, 05/14/25	1,310	1,244,047
0.50%, 08/26/25	1,310	1,228,385
4.38%, 02/13/26	1,500	1,498,132
2.25%, 03/22/27	500	470,909

		4,441,473

Uruguay — 0.1%
Uruguay Government International Bond(a)
4.38%, 10/27/27	829	828,171
4.38%, 01/23/31	823	810,120

		1,638,291

Total Foreign Agency Obligations — 8.6% (Cost: $265,046,582)		252,410,317

Municipal Bonds

California — 0.2%
California Earthquake Authority, RB, Series A, 5.60%, 07/01/27	250	253,290
Los Angeles Community College District, Refunding GO, 2.11%, 08/01/32(a)	540	451,501
Los Angeles Unified School District, GO, BAB, Series KR, 5.76%, 07/01/29	215	223,278
Regents of the University of California Medical Center Pooled Revenue, RB, Series Q, 4.13%, 05/15/32	200	188,908
State of California, Refunding GO
3.38%, 04/01/25	25	24,611
3.50%, 04/01/28	285	275,708
2.50%, 10/01/29	530	479,738
5.75%, 10/01/31	150	160,804
6.00%, 03/01/33	325	354,520
4.50%, 04/01/33	1,000	986,787
University of California, RB
Series BD, 3.35%, 07/01/29	460	437,977
Series BG, 0.88%, 05/15/25	150	142,957

Security	Par (000)	Value

California (continued)
University of California, RB (continued)
Series BG, 1.61%, 05/15/30	$320	$269,922
University of California, Refunding RB, Series AX, 3.06%, 07/01/25	25	24,450

		4,274,451

Connecticut — 0.0%
State of Connecticut, GO, Series A, 5.85%, 03/15/32	490	524,402

Florida — 0.1%
State Board of Administration Finance Corp., RB
Series A, 1.26%, 07/01/25	607	577,083
Series A, 1.71%, 07/01/27	371	335,483
Series A, 2.15%, 07/01/30	795	677,863

		1,590,429

Illinois — 0.2%
State of Illinois, GO, 5.10%, 06/01/33	4,550	4,512,986

Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB
5.08%, 06/01/31	194	195,470
Class A-1, 3.62%, 02/01/29	449	439,166

		634,636

Massachusetts — 0.0%
Commonwealth of Massachusetts, RB, Series A, Sustainability Bonds, 3.77%, 07/15/29	320	312,349
Massachusetts School Building Authority, Refunding RB, Series B, Sustainability Bonds, 1.75%, 08/15/30	425	364,357

		676,706

New Jersey — 0.1%
New Jersey Economic Development Authority, RB, Series A, (NPFGC), 7.43%, 02/15/29	1,201	1,296,374
New Jersey Transportation Trust Fund Authority, RB, BAB, Series C, 5.75%, 12/15/28	580	591,646

		1,888,020

New York — 0.0%
City of New York, GO, BAB, Series A-2, 5.21%, 10/01/31	235	240,364
New York State Urban Development Corp., RB, Series B, 3.90%, 03/15/33	435	415,170
Port Authority of New York & New Jersey, RB, Series 159, 6.04%, 12/01/29	125	134,276

		789,810

Ohio — 0.0%
JobsOhio Beverage System, Refunding RB, Series B, 3.99%, 01/01/29	20	19,729

Oregon — 0.0%
Oregon School Boards Association, GO, Series B, (NPFGC), 5.55%, 06/30/28	300	305,971
State of Oregon, GO, 5.89%, 06/01/27	610	625,285

		931,256

S C H E D U L E O F I N V E S T M E N T S	48

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series B, 4.05%, 07/01/26	$288	$283,033

Texas — 0.0%
Texas Transportation Commission State Highway Fund, RB, BAB, Series B, 5.18%, 04/01/30	490	503,037

Wisconsin — 0.0%
State of Wisconsin, Refunding RB, Series C, 3.15%, 05/01/27	230	221,534

Total Municipal Bonds — 0.6% (Cost: $17,552,601)		16,850,029

Preferred Securities

Capital Trust — 0.0%

Electric Utilities — 0.0%
American Electric Power Co., Inc., 3.88%, 02/15/62(b)	329	289,275

Total Preferred Securities — 0.0% (Cost: $329,000)		289,275

U.S. Government Sponsored Agency Securities

Agency Obligations — 0.0%
Svensk Exportkredit AB, 4.88%, 10/04/30	700	723,330

Total U.S. Government Sponsored Agency Securities — 0.0% (Cost: $706,063)		723,330

Total Long-Term Investments — 98.2% (Cost: $2,971,487,244)		2,880,559,409

Security	Shares	Value

Short-Term Securities

Money Market Funds — 9.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(e)(f)(g)	267,046,501	$267,206,728

Total Short-Term Securities — 9.1% (Cost: $267,105,937)		267,206,728

Total Investments — 107.3% (Cost: $3,238,593,181)		3,147,766,137

Liabilities in Excess of Other Assets — (7.3)%		(212,956,124)

Net Assets — 100.0%		$2,934,810,013

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	When-issued security.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$182,872,847	$84,298,557	(a)	$—	$2,477	$32,847	$267,206,728	267,046,501	$193,574	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

49

Schedule of Investments (unaudited) (continued) January 31, 2024	iShares U.S. Intermediate Credit Bond Index Fund

Derivative Financial Instruments Outstanding as of Period End (continued)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$2,610,286,458	$—	$2,610,286,458
Foreign Agency Obligations	—	252,410,317	—	252,410,317
Municipal Bonds	—	16,850,029	—	16,850,029
Preferred Securities Capital Trust	—	289,275	—	289,275
U.S. Government Sponsored Agency Securities	—	723,330	—	723,330
Short-Term Securities
Money Market Funds	267,206,728	—	—	267,206,728

	$267,206,728	$2,880,559,409	$—	$3,147,766,137

Portfolio Abbreviation

BAB	Build America Bond

CMT	Constant Maturity Treasury

DAC	Designated Activity Company

GO	General Obligation Bonds

LIBOR	London Interbank Offered Rate

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

REIT	Real Estate Investment Trust

SAB	Special Assessment Bonds

SCA	Societe en Commandite par Actions

SOFR	Secured Overnight Financing Rate

S C H E D U L E O F I N V E S T M E N T S	50